Consolidated Balance Sheets (USD $) In Thousands	Jul. 02, 2011	Dec. 31, 2010	Jul. 03, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Current assets:
Cash and cash equivalents	$ 40,971	$ 38,132	$ 34,084	$ 44,611	$ 30,483	$ 63,471
Accounts receivable, net	169,519	145,523		146,212
Inventories, net	141,319	103,100		95,880
Deferred tax assets, net	43,994	48,061		40,448
Prepaid expenses and other current assets	25,104	23,419		14,725
Total current assets	420,907	358,235		341,876
Property and equipment, net	99,187	85,020		86,714
Goodwill	1,361,092	1,188,887		1,191,497
Intangible assets, net	1,200,331	1,110,841		1,187,677
Other assets	42,801	36,807		42,415
Total assets	3,124,318	2,779,790		2,850,179
Current liabilities:
Accounts payable	61,853	48,947		42,144
Accrued interest	21,519	15,578		10,968
Current portion of debt and capital lease obligations	8,822	8,821		15,926
Other current liabilities	93,840	81,709		90,608
Total current liabilities	186,034	155,055		159,646
Long-term debt and capital lease obligations	2,158,202	1,816,291		1,796,944
Deferred tax liabilities, net	289,463	289,913		321,131
Other long-term liabilities	16,512	11,712		14,089
Total liabilities	2,650,211	2,272,971		2,291,810
Commitments and contingencies
DJO Finance LLC membership equity:
Member capital	830,325	830,994		827,617
Accumulated deficit	(365,301)	(324,807)		(272,275)
Accumulated other comprehensive income (loss)	6,246	(2,048)		518
Total membership equity	471,270	504,139		555,860
Noncontrolling interests	2,837	2,680		2,509
Total equity	474,107	506,819		558,369	600,109	706,203
Total liabilities and equity	$ 3,124,318	$ 2,779,790		$ 2,850,179

Consolidated Statements of Operations (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales	$ 965,973	$ 946,126	$ 948,469
Cost of sales (exclusive of amortization of intangible assets of $36,343, $37,884 and $38,017 for the year ended December 31, 2010, 2009 and 2008, respectively)	345,270	338,719	350,177
Gross profit	620,703	607,407	598,292
Operating expenses:
Selling, general and administrative	432,261	420,758	439,059
Research and development	21,892	23,540	26,938
Amortization and impairment of intangible assets	77,523	84,252	98,954
Impairment of assets held for sale	1,147
Total operating expenses	532,823	528,550	564,951
Operating income	87,880	78,857	33,341
Other income (expense):
Interest expense	(155,181)	(157,032)	(173,162)
Interest income	310	1,033	1,662
Loss on modification and extinguishment of debt	(19,798)
Other income (expense), net	859	6,073	(9,205)
Total other income (expense)	(173,810)	(149,926)	(180,705)
Loss before income taxes	(85,930)	(71,069)	(147,364)
Income tax benefit	34,255	21,678	49,681
Loss from continuing operations	(51,675)	(49,391)	(97,683)
Income (loss) from discontinued operations, net of tax		(319)	946
Net (loss) income	(51,675)	(49,710)	(96,737)
Net income attributable to noncontrolling interests	(857)	(723)	(1,049)
Net (loss) income attributable to DJO Finance LLC	$ (52,532)	$ (50,433)	$ (97,786)

Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidated Statements of Operations
Amortization of intangible assets	$ 9,785	$ 9,062	$ 19,143	$ 17,981	$ 36,343	$ 37,884	$ 38,017

Consolidated Statements of Equity (USD $) In Thousands	Total	Total membership equity	Member capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Noncontrolling interests
Balance at Dec. 31, 2007	$ 706,203	$ 704,988	$ 822,854	$ (124,056)	$ 6,190	$ 1,215
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(96,737)	(97,786)		(97,786)		1,049
Other comprehensive income (loss), net of taxes	(10,357)	(10,217)			(10,217)	(140)
Stock-based compensation	1,381	1,381	1,381
Dividend paid by subsidiary to owners of noncontrolling interests	(381)					(381)
Balance at Dec. 31, 2008	600,109	598,366	824,235	(221,842)	(4,027)	1,743
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(49,710)	(50,433)		(50,433)		723
Other comprehensive income (loss), net of taxes	4,588	4,545			4,545	43
Stock-based compensation	3,382	3,382	3,382
Balance at Dec. 31, 2009	558,369	555,860	827,617	(272,275)	518	2,509
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(51,675)	(52,532)		(52,532)		857
Other comprehensive income (loss), net of taxes	(2,695)	(2,566)			(2,566)	(129)
Investment by parent	1,489	1,489	1,489
Stock-based compensation	1,888	1,888	1,888
Dividend paid by subsidiary to owners of noncontrolling interests	(557)					(557)
Balance at Dec. 31, 2010	506,819	504,139	830,994	(324,807)	(2,048)	2,680
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(39,884)	(40,494)		(40,494)		610
Other comprehensive income (loss), net of taxes	8,523	8,294			8,294	229
Stock-based compensation	1,331	1,331	1,331
Dividend paid by subsidiary to owners of noncontrolling interests	(682)					(682)
Balance at Jul. 02, 2011	$ 474,107	$ 471,270	$ 830,325	$ (365,301)	$ 6,246	$ 2,837

Consolidated Statements of Comprehensive Loss (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net loss	$ (18,960)	$ 564	$ (39,884)	$ (32,772)	$ (51,675)	$ (49,710)	$ (96,737)
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments, net of tax benefit (expense) of $942, $(2,153), and $2,990 for the year ended December 31, 2010, 2009 and 2008, respectively	1,134	(2,626)	6,607	(10,056)	(5,435)	3,353	(4,657)
Unrealized loss on cash flow hedges, net of tax benefit of $2,965, $6,309, and $5,005 for the year ended December 31, 2010, 2009 and 2008, respectively	(114)	(1,246)	(259)	(3,574)	(4,708)	(9,827)	(7,795)
Reclassification adjustment for losses on cash flow hedges included in net loss, net of tax benefit of $4,764, $7,102, and $1,345 for the year ended December 31, 2010, 2009 and 2008, respectively	1,084	1,826	2,175	3,772	7,448	11,062	2,095
Other comprehensive income (loss)	2,104	(2,046)	8,523	(9,858)	(2,695)	4,588	(10,357)
Comprehensive loss	(16,856)	(1,482)	(31,361)	(42,630)	(54,370)	(45,122)	(107,094)
Comprehensive income attributable to noncontrolling interests	(356)	(154)	(839)	(352)	(728)	(766)	(909)
Comprehensive loss attributable to DJO Finance LLC	$ (17,212)	$ (1,636)	$ (32,200)	$ (42,982)	$ (55,098)	$ (45,888)	$ (108,003)

Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidated Statements of Comprehensive Loss
Foreign currency translation adjustments, tax benefit (expense)	$ (745)	$ (1,686)	$ 4,260	$ 6,456	$ 942	$ (2,153)	$ 2,990
Unrealized loss on cash flow hedges, tax benefit	75	800	167	2,295	2,965	6,309	5,005
Reclassification adjustment for losses on cash flow hedges included in net loss, tax benefit	$ 712	$ 1,173	$ 1,402	$ 2,422	$ 4,764	$ 7,102	$ 1,345

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
Dec. 31, 2009
Cash Flows From Operating Activities:
Net loss	$ (49,710)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	27,896
Amortization and impairment of intangible assets	84,252
Amortization of debt issuance costs and non-cash interest expense	12,679
Stock-based compensation expense	3,382
Loss (gain) on disposal of assets, net	(2,094)
Deferred income tax benefit	(23,690)
Provisions for doubtful accounts and sales returns	34,904
Inventory reserves	7,462
Gain on disposal of discontinued operations	(393)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	(15,156)
Inventories	(1,868)
Prepaid expenses and other assets	3,438
Accrued interest	2
Accounts payable and other current liabilities	(13,310)
Net cash provided by (used in) operating activities	67,794
Cash Flows From Investing Activities:
Purchases of property and equipment	(28,872)
Cash paid in connection with acquisitions, net of cash acquired	(13,086)
Proceeds received upon disposition of discontinued operations, net	21,846
Other investing activities, net	4,112
Net cash used in investing activities	(16,000)
Cash Flows From Financing Activities:
Proceeds from issuance of debt	68,260
Repayments of debt and capital lease obligations	(103,521)
Net cash provided by (used in) financing activities	(35,261)
Effect of exchange rate changes on cash and cash equivalents	(2,405)
Net increase (decrease) in cash and cash equivalents	14,128
Cash and cash equivalents at beginning of period	30,483
Cash and cash equivalents at end of period	44,611
Supplemental disclosures of cash flow information:
Cash paid for interest	144,215
Cash paid for taxes, net	3,777
Non-cash investing and financing activities:
Increases in property and equipment and in other liabilities in connection with capitalized software costs	3,876
Issuance of notes payable in connection with acquisitions	$ 2,860

BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2010
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION

1.                                     BASIS OF PRESENTATION

We are a global developer, manufacturer and distributor of high-quality medical devices and services that provide solutions for musculoskeletal health, vascular health and pain management. Our products address the continuum of patient care from injury prevention to rehabilitation after surgery, injury or from degenerative disease, enabling people to regain or maintain their natural motion. Our products are used by orthopedic specialists, spine surgeons, primary care physicians, pain management specialists, physical therapists, podiatrists, chiropractors, athletic trainers and other healthcare professionals. In addition, many of our medical devices and related accessories are used by athletes and patients for injury prevention and at-home physical therapy treatment. Our product lines include rigid and soft orthopedic bracing, hot and cold therapy, bone growth stimulators, vascular therapy systems and compression garments, electrical stimulators used for pain management and physical therapy products. Our surgical implant business offers a comprehensive suite of reconstructive joint products for the hip, knee and shoulder.

Our current business activities are the result of a combination of ReAble Therapeutics, Inc. (ReAble), which was acquired by an affiliate of Blackstone Capital Partners V L.P. (Blackstone), and DJO Opco Holdings, Inc. (DJO Opco), formerly named DJO Incorporated. On November 20, 2007, a subsidiary of ReAble was merged with DJO Opco, with DJO Opco continuing as the surviving corporation (the DJO Merger). As a result of the DJO Merger, DJO Opco became a subsidiary of ReAble Therapeutics Finance LLC (RTFL), the entity filing this Annual Report on Form 10-K, which is itself a wholly owned indirect subsidiary of ReAble. Following the DJO Merger, ReAble was renamed DJO Incorporated, RTFL was renamed DJO Finance LLC (DJOFL) and ReAble Finance Corporation, the co-issuer of both the 10.875% Notes and 9.75% Notes (see Note 13), was renamed DJO Finance Corporation (DJO Finco). Effective December 31, 2009, DJO Opco was merged with DJO, LLC, a wholly owned subsidiary of DJOFL. Effective February 10, 2011, DJO Incorporated changed its name to DJO Global, Inc. (DJO). Substantially all business activities of DJO are conducted by DJOFL and its wholly owned subsidiaries. Except as otherwise indicated, references to “us,” “we,” “DJOFL,” “our,” or “the Company,” refers to DJOFL and its consolidated subsidiaries.

In the second quarter of 2010, we changed how we report financial information to senior management. Prior to the second quarter of 2010, our Recovery Sciences and Bracing and Supports Segments were reported together as the Domestic Rehabilitation Segment. During the second quarter, as a result of a sales and marketing leadership reorganization, these businesses are now separately evaluated and managed. Segment information for all periods presented has been restated to reflect this change.

We market and distribute our products through four operating segments, Recovery Sciences, Bracing and Supports, Surgical Implant, and International. Our Recovery Sciences, Bracing and Supports and Surgical Implant segments generate their revenues within the United States. Our Recovery Sciences Segment offers (1) non-invasive medical products that are used before and after surgery to assist in the repair and rehabilitation of soft tissue and bone, and to protect against further injury; (2) electrotherapy devices and accessories used to treat pain and restore muscle function; (3) iontophoretic devices and accessories used to deliver medication; (4) clinical therapy tables, traction equipment and other clinical therapy equipment; and (5) orthotic devices used to treat joint and spine conditions. Our Bracing and Supports Segment offers orthopedic soft goods, rigid knee braces and vascular systems, including products intended to prevent deep vein thrombosis following surgery. Our Surgical Implant Segment offers a comprehensive suite of reconstructive joint products for the knee, hip and shoulder. Our International segment offers all of our products to customers outside the United States.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates and assumptions are used in accounting for, among other things, contractual allowances, rebates, product returns, warranty obligations, allowances for doubtful accounts, valuation of inventories, self-insurance reserves, income taxes, loss contingencies, fair values of derivative instruments, fair values of long-lived assets and any related impairments, capitalization of costs associated with internally developed software and stock-based compensation. Actual results could differ from those estimates.

The accompanying consolidated financial statements include our accounts and all voting interest entities where we exercise a controlling financial interest through the ownership of a direct or indirect majority voting interest. All significant intercompany accounts and transactions have been eliminated in consolidation.

We consolidate the results of operations of our 50% owned subsidiary Medireha GmbH (Medireha) and reflect the 50% share of results not owned by us as noncontrolling interests in our consolidated statements of operations. We maintain control of Medireha through certain rights that enable us to prohibit certain business activities that are not consistent with our plans for the business and provide us with exclusive distribution rights for products manufactured by Medireha.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2.                                     SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents.  Cash consists of deposits with financial institutions. We consider all short-term, highly liquid investments and investments in money market funds and commercial paper with remaining maturities of less than three months at the time of purchase to be cash equivalents. While our cash and cash equivalents are on deposit with high-quality institutions, such deposits exceed Federal Deposit Insurance Corporation insured limits.

Allowance for Doubtful Accounts.  We make estimates of the collectability of accounts receivable. Management analyzes accounts receivable historical collection rates and bad debts write-offs, customer concentrations, customer credit-worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts.

Sales Returns and Allowances.  We make estimates of the amount of sales returns and allowances that will eventually be incurred. Management analyzes sales programs that are in effect, contractual arrangements, market acceptance and historical trends when evaluating the adequacy of sales returns and allowance accounts. We estimate contractual discounts and allowances for reimbursement amounts from our third party payor customers based on negotiated contracts and historical experience.

Inventories.  We state our inventories at the lower of cost or market. We use standard cost methodology to determine cost basis for our inventories. This methodology approximates actual cost on a first-in, first-out basis. We establish reserves for slow moving and excess inventory, product obsolescence, shrinkage and other valuation impairments based on future demand and historical experience.

Property and Equipment.  Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets that range from one to 25 years. Leasehold improvements and equipment under capital leases are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset. We capitalize surgical implant instruments that we provide to surgeons, free of charge, for use while implanting our products and the related depreciation expense is recorded as a component of selling, general and administrative expense. We also capitalize electrotherapy devices that we rent to patients and record the related depreciation expense in cost of sales.

Software Developed For Internal Use.  Software is stated at cost less accumulated amortization and is amortized on a straight-line basis over estimated useful lives ranging from three to ten years. We capitalize costs of internally developed software during the development stage, including external consulting costs, cost of software licenses, and internal payroll and payroll-related costs for employees who are directly associated with a software project. Software assets are reviewed for impairment when events or circumstances indicate that the carrying value may not be recoverable. Upgrades and enhancements are capitalized if they result in added functionality. In 2008, we began implementing a new ERP system. As of December 31, 2010 and 2009, we have  $23.5 million and  $11.7 million, respectively, of unamortized internally developed software costs included within software and construction in progress in property and equipment in our consolidated balance sheets.

Intangible Assets.  Our primary intangible assets are goodwill, customer relationships, trademarks and trade names. Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired in business combinations. Goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. Intangible assets with definite lives are amortized over their respective estimated useful lives and reviewed for impairment when circumstances warrant. Our identifiable intangible assets subject to amortization include customer relationships, patents, distributor rights, intellectual property and non-compete agreements, and are being amortized using the straight-line method over their remaining weighted average useful lives of ten years for technology-based assets, and nine years for customer-based assets. Our trademarks and trade names have indefinite useful lives and are not subject to amortization.

Impairment of Property and Equipment and Intangible Assets.  We review the carrying amounts of our property and equipment and intangible assets (other than goodwill) for impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Such events or changes in circumstance may include, among other items, (i) an expectation of a sale or disposal of a long-lived asset or asset group, (ii) adverse changes in market or competitive conditions, (iii) an adverse change in legal factors or business climate in the markets in which we operate and (iv) operating or cash flow losses. For purposes of impairment testing, long-lived assets are grouped at the lowest level for which cash flows are largely independent of other assets and liabilities, which is generally at or below the reporting unit level. If the carrying amount of the asset or asset group is greater than the expected undiscounted cash flows to be generated by such asset or asset group, an impairment adjustment is recognized. Such adjustment is measured by the amount that the carrying value of such asset or asset group exceeds its fair value. Assets to be disposed of are carried at the lower of their financial statement carrying amount or fair value less costs to sell.

We evaluate goodwill for impairment at least annually on the first day of the fourth quarter, or whenever other facts and circumstances indicate that the carrying amounts of goodwill and indefinite-lived intangible assets may not be recoverable. The goodwill impairment test is a two-step process. The first step of the test compares the fair values of our reporting units to their respective carrying amounts. A reporting unit is an operating segment or one level below an operating segment. In most cases, our operating segments are deemed to be a reporting unit either because the operating segment is comprised of only a single component, or the components below the operating segment are aggregated as they have similar economic characteristics. If the fair value of the reporting unit is less than the carrying value, the second step of the test compares the implied fair value of goodwill to the carrying amount. If the carrying value of a reporting unit were to exceed its fair value, any excess of the carrying amount over the fair value would be charged to operations as an impairment loss.

We estimated the fair values of our reporting units using both the income approach valuation methodology, which includes the discounted cash flow method, and the market approach valuation methodology, which includes the use of market multiples. Discounted cash flows for each reporting unit were determined using discrete financial forecasts developed by management for planning purposes. The forecasts required significant judgment with respect to sales, gross margin, selling, general and administrative expenses, EBITDA, capital expenditures and the application of appropriate terminal growth rate and discount rate assumptions. We estimated cash flows beyond the discrete forecasts period by applying a terminal value calculation, which incorporated historical and forecasted financial trends for each reporting unit and considered long-term earnings growth rates for publicly traded peer companies. We discounted future cash flows to present value at discount rates ranging from 10.0% to 11.8%, and terminal value growth rates of 3.0%. We also considered publicly available information regarding comparable market capitalizations in assessing the reasonableness of the estimated fair values of our reporting units determined using the discounted cash flow methodology.

Our forecasts of future operating results used in the discounted cash flow method of valuation included certain plans and intentions of management with respect to contributions from the launch of new products and strategic partnerships. While our 2010 annual goodwill impairment test did not indicate any impairment, the excess of the fair value over the carrying value of our Surgical Implant Segment has declined from our previous year evaluation, and minor changes in assumptions used in our assessment could have resulted in an impairment charge in the current year. If the profitability of our Surgical Implant Segment continues to decline, or management is unable to increase profitability through planned strategic partnerships, we may determine that the carrying value of this reporting unit exceeds its fair value, in which case any excess of the carrying value over the fair value would be charged to operations as an impairment loss.

We test our indefinite lived intangible assets for impairment by comparing the estimated fair value of the intangible assets with the carrying amounts. To determine the estimated fair values we applied the relief from royalty (RFR) method. Under the RFR method, the estimated value of the trade name is determined by calculating the present value of the after-tax cost savings associated with owning an asset and therefore not being required to pay royalties for its use. Significant judgments inherent in this analysis include estimating future cash flows and determining appropriate terminal growth rate and discount rate assumptions. We based our discount rate assumptions on an assessment of the risk inherent in the projected future cash generated by the respective intangible assets. Also subject to judgment are assumptions about royalty rates, which were based on the estimated rates at which similar brands and trademarks are being licensed in the marketplace. There were no impairments of indefinite-lived intangible assets in 2010. See Note 9 for information regarding impairment charges related to our indefinite-lived intangible assets which have been included in our results of operations for the years ended December 31, 2009 and 2008.

The estimates we have used are consistent with the plans and estimates that we use to manage our business, however, it is possible that our plans may change and estimates used may prove to be inaccurate. If our actual results, or the plans and estimates used in future impairment analyses, are lower than the original estimates used to assess the recoverability of these assets, we could incur significant impairment charges.

Warranty Costs.  We provide expressed warranties on certain products for periods typically ranging from one to three years. We estimate our warranty obligations at the time of sale based upon historical experience and known product issues, if any. A summary of the activity in our warranty reserves is as follows (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance, beginning of year	$1,936	$1,761	$1,720
Amount charged to expense for estimated warranty costs	1,283	952	1,258
Deductions for actual costs incurred	(997)	(777)	(1,217)
Balance, end of year	$2,222	$1,936	$1,761

Self Insurance.  We are partially self insured for certain employee health benefits and product liability claims. Accruals for losses are provided based upon claims experience and actuarial assumptions, including provisions for incurred but not reported losses.

Revenue Recognition.  Revenue is recognized when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists; (ii) shipment of goods and passage of title; (iii) the selling price is fixed or determinable; and (iv) collectibility is reasonably assured. We reduce revenue by estimates of potential future product returns and other allowances. Revenues are also reduced by rebates related to sales transacted through distribution agreements that provide the distributors with a right to return inventory or take certain pricing adjustments based on sales mix or volume. Provisions for product returns and other allowances are recorded as a reduction to revenue in the period sales are recognized.

Advertising Costs.  We expense advertising costs as they are incurred. For the years ended December 31, 2010, 2009 and 2008, advertising costs were  $10.4 million,  $5.4 million, and  $7.0 million, respectively.

Shipping and Handling Expenses.  Shipping and handling expenses are included within cost of sales in our consolidated statements of operations.

Stock Based Compensation.  We maintain a stock option plan under which stock options have been granted to both employees and non-employees. All share based payments to employees are recognized in the financial statements based on their grant date fair values and our estimates of forfeitures. We amortize stock-based compensation for service-based awards granted on a straight-line basis over the requisite service (vesting) period for the entire award. Other awards vest upon the achievement of certain pre-determined performance targets, and compensation expense is recognized to the extent the achievement of the performance targets is deemed probable.

Income Taxes.  Income taxes are accounted for under the asset and liability method, whereby deferred tax assets and liabilities are recognized and measured using enacted tax rates in effect for each taxing jurisdiction in which we operate for the year in which those temporary differences are expected to be recognized. Net deferred tax assets are then reduced by a valuation allowance if we believe it more-likely-than-not such net deferred tax assets will not be realized.

Foreign Currency Translation and Transactions.  The reporting currency of DJOFL is the U.S. Dollar. Assets and liabilities of foreign subsidiaries (including intercompany balances for which settlement is not anticipated in the foreseeable future) are translated at the spot rate in effect at the applicable reporting date, and our consolidated statement of operations is translated at the average exchange rates in effect during the applicable period. The resulting unrealized cumulative translation adjustment, net of applicable income taxes, is recorded as a component of accumulated other comprehensive income (loss) in our consolidated statement of equity. Cash flows from our operations in foreign countries are translated at the average rate for the applicable period. The effect of exchange rates on cash balances held in foreign currencies are separately reported in our consolidated statements of cash flows.

Transactions denominated in currencies other than our or our subsidiaries’ functional currencies are recorded based on exchange rates at the time such transactions arise. Changes in exchange rates with respect to amounts recorded in our consolidated balance sheets related to such transactions result in transaction gains and losses that are reflected in our consolidated statements of operations as either unrealized (based on the applicable period end translation) or realized (upon settlement of the transactions).

Derivative Financial Instruments.  All derivative instruments are recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them.

We make use of debt financing as a source of funds and are therefore exposed to interest rate fluctuations in the normal course of business. Our credit facilities are subject to floating interest rates. We manage the risk of unfavorable movements in interest rates by hedging the interest rates on a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable. We have designated these interest rate swap agreements as cash flow hedges for accounting purposes. Therefore, changes in the fair values of the derivative are recorded in accumulated other comprehensive income (loss) and are subsequently recognized in earnings when the hedged item affects earnings.

We use foreign exchange forward contracts to hedge expense commitments that are denominated in currencies other than the U.S. dollar. The purpose of our foreign currency hedging activities is to fix the dollar value of specific commitments and payments to foreign vendors. Before acquiring a derivative instrument to hedge a specific risk, potential natural hedges are evaluated. While our foreign exchange contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our consolidated statements of operations.

The fair value of our derivative instruments has been determined through the use of models that consider various assumptions, including time value and yield curves, as well as other relevant economic measures, which are inputs that are classified as Level 2 in the valuation hierarchy (see Notes 11 and 12).

Comprehensive Income (Loss).  Comprehensive income (loss) includes net income (loss) as per our consolidated statement of operations and other comprehensive income (loss). Other comprehensive income (loss), which is comprised of unrealized gains and losses on foreign currency translation adjustments and cash flow hedges, net of tax, is included in our consolidated statement of equity as accumulated other comprehensive income (loss).

Concentration of Credit Risk.  We sell the majority of our products in the United States to orthopedic professionals, hospitals, distributors, specialty dealers, insurance companies, managed care companies and certain governmental payors such as Medicare. International sales comprised 25.3%, 25.5%, and 26.6%, of our net sales for the years ended December 31, 2010, 2009 and 2008, respectively. International sales are generated from a diverse group of customers through our wholly owned subsidiaries and certain independent distributors. Credit is extended based on an evaluation of the customer’s financial condition and generally collateral is not required. We provide a reserve for estimated bad debts. Management reviews and revises its estimates for credit losses from time to time and such credit losses have generally been within management’s estimates. In each of the years ended December 31, 2010, 2009 and 2008, we had no individual customer or distributor that accounted for 10% or more of our total annual net sales.

Fair Value of Financial Instruments.  The carrying amounts of our short-term financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate fair values due to their short-term nature. The fair values of our variable rate debt, including borrowings under our Senior Secured Credit Facility, approximate carrying value due to the variable interest rate features on these instruments. See Note 13 for information concerning the fair value of our fixed rate debt.

Reclassifications.  Certain prior year amounts have been reclassified to conform to the current year presentation.

RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2010
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

3.                                     RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, we adopted the Improvement to Financial Reporting by Enterprises Involved with Variable Interest Entities provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), which requires a qualitative approach to identifying a controlling interest financial interest in a variable interest entity (VIE), and requires ongoing assessment of whether an entity is a VIE, and whether an interest in a VIE makes the holder the primary beneficiary of the VIE. The adoption of this ASC Topic had no impact on our consolidated financial statements.

In January 2010, we adopted the provisions of the FASB ASC Topic which, among other matters, removes the concept of a qualifying special-purpose entity; creates more stringent conditions for reporting a transfer of a portion of a financial asset as a sale; establishes conditions for reporting a transfer of a portion of a financial asset as a sale; and changes the initial measurement of a transferor’s interest in transferred financial assets. The adoption of this ASC Topic had no impact on our consolidated financial statements.

In September 2009, the FASB issued guidance concerning the determination of whether an arrangement involving multiple deliverables contains more than one unit of accounting and the manner in which consideration should be measured and allocated to the separate units of accounting in the multiple-element arrangement. This guidance is effective for fiscal years beginning on or after June 15, 2010. We are currently evaluating the impact, if any, this issue will have on our consolidated financial statements. However, we do not expect that this issue will have a material effect on our financial position, results of operations, or cash flows.

ACQUISITIONS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
ACQUISITIONS
ACQUISITIONS

2.  ACQUISITIONS

During the six months ended July 2, 2011, we made the following acquisitions, all of which are included in our Bracing and Vascular Segment with the exception of the international activities of Dr. Comfort and ETI, which are included in our International Segment:

On April 7, 2011, we acquired the ownership interests of Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort), for a total purchase price of  $257.5 million. Dr. Comfort is a provider of therapeutic footwear, which serves the diabetes care market in podiatry practices, orthotic and prosthetic centers, home medical equipment providers and independent pharmacies.

Of the total purchase price,  $24.5 million was paid to a third party escrow agent to secure the indemnity obligations of the seller and to secure any post closing obligations resulting from the final determination of working capital and cash on hand as of the closing date. Following a post-closing purchase price adjustment which was deducted from the escrow account, the balance in the escrow account at July 2, 2011 was  $23.5 million. The purchase price allocation is preliminary due to pending resolution of certain Dr. Comfort tax attributes.

The acquisition was funded using proceeds from  $300.0 million of new 7.75% senior notes (7.75% Notes) issued in April 2011 (see Note 9). In connection with the acquisition of Dr. Comfort, we incurred  $6.2 million and  $11.3 million of direct acquisition costs during the three and six months ended July 2, 2011, respectively, which are included in selling and general administrative expenses in our consolidated statements of operations. Fees and expenses related to the acquisition of Dr. Comfort and the issuance of the 7.75% Notes included  $3.9 million of bridge financing fees paid to Credit Suisse, and  $5.0 million of transaction and advisory fees paid to Blackstone Advisory Partners, L.P., an affiliate of our major shareholder (see Note 13).

On March 10, 2011, we acquired substantially all of the assets of Circle City Medical, Inc. (Circle City). Circle City markets orthopedic soft goods and medical compression therapy products to independent pharmacies and home healthcare dealers. The purchase price was  $11.7 million, of which  $1.3 million was withheld from the closing date payment and was paid to a third party escrow agent to secure the indemnity obligations of the seller. An additional  $1.3 million was deposited into escrow for the retention of a key employee. Direct acquisition costs associated with the Circle City acquisition of  $0.1 million are included in selling, general and administrative expense in our unaudited condensed consolidated statement of operations. We financed the acquisition with cash on hand and a draw of  $7.0 million on our revolving line of credit.

Up to an additional  $2.0 million may be earned by the sole shareholder of Circle City as a royalty payment based on future sales of a specific product line over the next six years. This potential royalty payment was evaluated separately from the acquisition of the assets and liabilities of Circle City, and the royalty payments will be expensed as they are earned. For the three and six months ended July 2, 2011, royalty payments made to the seller for sales of this product line were not significant to the Company.

On February 4, 2011, we purchased certain assets of an e-commerce business (BetterBraces.com), which offers various bracing, cold therapy and electrotherapy products, for total consideration of  $3.0 million. Of the total purchase price,  $1.8 million was paid in cash at closing,  $0.4 million was offset against accounts receivable due from the seller,  $0.5 million was retained to fully repay outstanding principal and accrued interest due from the seller under a revolving convertible promissory note, and  $0.3 million was held back as security for potential indemnification claims, and will be paid to the seller in February 2012 if there are no such claims. The acquisition was financed using cash on hand.

On January 4, 2011, we acquired the stock of Elastic Therapy, Inc. (ETI), a designer and manufacturer of private label medical compression therapy products used to treat and prevent a wide range of venous disorders. The purchase price was  $46.4 million, of which a total of  $3.6 million was deposited in escrow for up to one year to fund potential indemnity claims. An additional  $1.0 million was deposited in escrow for the retention of certain key employees to be paid in installments 6 months, 9 months and 12 months after the closing date. The first installment related to the retention escrow was paid to the sellers in July 2011. Direct acquisition costs associated with the ETI acquisition of  $0.3 million are included in selling, general and administrative expense in our unaudited condensed consolidated statement of operations. The acquisition was financed using cash on hand and a draw of  $35.0 million on our revolving line of credit. On January 5, 2011, we converted ETI to a limited liability company.

The preliminary purchase price for each of these acquisitions was allocated to the fair values of the net tangible and intangible assets acquired as follows (in thousands):

	Dr. Comfort	Circle City	BetterBraces.com	ETI	Weighted Average Useful Life (years)
Cash	$59	$—	$—	$817
Accounts receivable	9,187	572	—	3,690
Inventory	27,241	1,736	—	2,133
Other current assets	2,108	—	—	1,542
Property and equipment	2,183	—	—	7,230
Other non-current assets	1,607	—	—	394
Liabilities assumed	(25,833)	(406)	—	(11,436)
Identifiable intangible assets (1):
Customer relationships	72,100	3,700	75	13,400	6.1
Technology	7,000	—	1,120	6,000	4.8
Non-compete	1,200	200	185	1,600	4.4
Trademarks and trade names	22,200	1,400	50	—	10.0
Goodwill (2)	138,416	4,469	1,570	21,036
Total purchase price	$257,468	$11,671	$3,000	$46,406

(1)          An aggregate value of  $89.3 million was assigned to customer relationships with major pharmaceutical, medical and home healthcare distributors and certain other customers existing on the acquisition date based upon an estimate of the future discounted cash flows that would be derived from those customers.

An aggregate value of  $14.1 million was assigned to patents and existing technology, determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the patents and technology acquired.

An aggregate value of  $3.2 million was assigned to non-compete agreements entered into with certain executive officers and senior management by estimating the present value of the cash flows associated with having these agreements in place.

An aggregate value of  $23.7 million was assigned to trademarks and trade names, determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the trade names and trademarks acquired.

The useful lives of the intangible assets were estimated based on the underlying agreements and/or the future economic benefit expected to be received from the assets.

(2)          Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired. We acquired Dr. Comfort to expand our product offerings and increase our addressable market. We also believe there are certain cost reduction synergies that may be realized when certain portions of the Dr. Comfort business are integrated with our existing businesses and as we implement lean principles in Dr. Comfort’s supply chain and distribution activities. We acquired ETI in order to expand our product offerings and vertically integrate the ETI products which we currently outsource to a third party manufacturer. In addition, we believe there are cost reduction synergies to be realized with the implementation of lean manufacturing methodology. Among the factors which resulted in the recognition of goodwill for Circle City were consolidation of warehouse facilities and expected cost savings from reduction of redundant general and administrative expenses. Among the factors which resulted in the recognition of goodwill for BetterBraces.com were expected cost savings resulting from production and distribution efficiencies and from reduction of redundant general and administrative expenses. The allocation of goodwill to our reportable segments has not yet been completed.

Goodwill related to our Circle City and BetterBraces.com acquisitions is expected to be deductible for tax purposes.

The results of operations attributable to each acquisition are included in our condensed consolidated financial statements from the date of acquisition. Pro forma financial results for the six months ended July 2, 2011 and the three and six months ended July 2, 2010 give effect to the acquisitions of Dr. Comfort, ETI, and Circle City as if such acquisitions had been completed as of January 1, 2011 (for the 2011 period) and January 1, 2010 (for the 2010 period). The pro forma results presented below (in thousands) are not necessarily indicative of the operating results that would have been achieved had these acquisitions occurred on such date.

	Three months ended	Six months ended
	July 3, 2010	July 2, 2011	July 3, 2010

Net sales	$269,313	$548,160	$535,820
Net income (loss) attributable to DJOFL	$7,276	$(18,960)	$(39,992)

Our condensed consolidated statements of operations for the three and six months  ended July 2, 2011 include  $28.2 million and  $34.9 million of net sales and  $9.2 million and  $10.3 million of net income, respectively, attributable to our acquisitions of Dr. Comfort, ETI, and Circle City.

4.                                      ACQUISITIONS

During the years ended December 31, 2010 and 2009, we acquired businesses from four independent international distributors of our products. Our primary reason for these acquisitions was to improve the profitability of our sales and to expand the range of our products sold in these markets, which we believe we can accomplish more successfully by participating directly in the markets, instead of through independent distributors. We account for acquisitions using the acquisition method of accounting, with the results of operations attributable to each acquisition included in our consolidated financial statements from the date of acquisition.

DJO South Africa.  On September 20, 2010, we acquired certain assets and contractual rights from an independent South African distributor of DonJoy products for total consideration of  $1.9 million, which included a cash payment of  $1.2 million on the closing date, forgiveness of  $0.4 million of accounts receivable from the distributor and holdbacks of  $0.3 million related primarily to potential indemnification claims, which will be paid in September 2011 if there are no such claims.

Chattanooga Canada.  On August 4, 2009, we acquired Chattanooga Group Inc. (Chattanooga Canada), an independent Canadian distributor of Chattanooga products, for  $7.2 million. Pursuant to the terms of the acquisition agreement and included within the purchase price, was a  $1.4 million indemnification holdback, which accrues interest at an annual rate of 2.5% for the first 18 months and a variable rate thereafter; and a  $1.4 million promissory note, which accrued interest at an annual rate of 6%. We paid the promissory note and related interest thereon in August 2010. The holdback provides security for potential indemnification claims and, if not used for that purpose, is payable to the sellers. The first half of the holdback amount not used to cover indemnification claims, including interest thereon, was payable in February 2011, however, we have withheld this payment pending fulfillment of certain contractual obligations by the sellers. The second half of the holdback amount, including interest thereon, will be payable in 2012 if not used to cover indemnification claims.

Empi Canada.  On August 4, 2009, we acquired Empi Canada Inc. (Empi Canada), an independent Canadian distributor of Empi products, for  $7.4 million. Pursuant to the terms of the acquisition agreement and included within the purchase price was a  $1.4 million indemnification holdback, which accrues interest at an annual rate of 2.5% for the first 18 months and a variable rate thereafter; and a  $1.4 million promissory note, which accrued interest at an annual rate of 6%. We paid the promissory note and related interest thereon in August 2010. The holdback provides security for potential indemnification claims and, if not used for that purpose, is payable to the sellers. The first half of the holdback amount not used to cover indemnification claims, including interest thereon, was payable in February 2011, however, we have withheld this payment pending fulfillment of certain contractual obligations by the sellers. The second half of the holdback amount, including interest thereon, will be payable in 2012 if not used to cover indemnification claims.

DJO Australia.  On February 3, 2009, we acquired DonJoy Orthopaedics Pty., Ltd. (DJO Australia), an independent Australian distributor of DonJoy products, for  $3.4 million. Pursuant to the terms of the acquisition agreement, and included within the purchase price, was  $0.8 million, representing the acquisition date fair value of the additional amount payable to the selling shareholder if certain revenue targets were met by December 31, 2009. We attained these revenue targets and paid the  $0.8 million to the selling shareholder in the first quarter of 2010.

A summary of the purchase price and opening balance sheets for these acquisitions is presented in the following table. With the exception of DJO South Africa, the opening balance sheets presented in this table reflect our final purchase price allocations. We expect to finalize the DJO South Africa purchase price allocation in the first half of 2011:

( $ in thousands):	DJO South Africa	Chattanooga Canada	Empi Canada	DJO Australia	Useful Life
Current assets	$435	$743	$884	$2,046
Tangible non-current assets	310	—	—	—
Liabilities assumed	—	(2,254)	(1,033)	(1,120)
Identifiable intangible assets (1):
Customer-based	1,103	5,058	2,512	1,614	5 years
Non-compete	—	253	174	—	5 years
Goodwill (2)	64	3,354	4,902	899
Total purchase price	$1,912	$7,154	$7,439	$3,439

(1)         The fair value of customer relationships was determined using an estimate of the future discounted cash flows from those customers. The Chattanooga Canada and Empi Canada acquisition agreements included five year non-compete agreements with the respective sellers. The fair value of these non-compete agreements was determined using an estimate of the future discounted cash flows with and without the noncompetition agreements in place

(2)         Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired. We anticipate future cost savings as a result of the Chattanooga Canada and Empi Canada acquisitions, driven by estimated synergies from operating efficiencies as we combine these businesses with our existing business in Canada. This is the primary reason the purchase prices for Chattanooga Canada and Empi Canada resulted in the recognition of goodwill.

Pro forma results of operations for these acquisitions have not been presented because the effects of the acquisitions individually and in the aggregate, were not material to our consolidated financial results.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2010
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

5.                                      DISCONTINUED OPERATIONS

On June 12, 2009 we sold our Empi Therapy Solutions (ETS) catalog business, formerly known as Rehab Medical Equipment, or RME, to Patterson Medical Supply, Inc. for  $21.8 million. Our ETS business, which was included within our Recovery Sciences Segment, sold a wide range of proprietary and third party rehabilitation products to physical therapists and chiropractors through printed catalogs and an on-line e-commerce site. As such, results of the ETS business for periods prior to the date of sale are presented as discontinued operations. The operating results of ETS that are classified as discontinued operations in our consolidated statements of operations are summarized in the following table (in thousands):

	Year Ended December 31,
	2009	2008
Net sales	$13,450	$31,725

Pre-tax income	6,590	1,556
Income tax provision	6,909	610
Net income (loss)	$(319)	$946

Included within discontinued operations for the year ended December 31, 2009 is a pre-tax gain on disposal of discontinued operations of  $6.6 million, which includes  $12.0 million of goodwill associated with the ETS business, based on the relative fair values of ETS and the portion of the reporting unit that remained. The effective tax rate for the discontinued operations for the year ended December 31, 2009 was 105%. This rate differs from the amount which would have been recorded using the U.S. Federal statutory income tax rate of 35% due primarily to a large difference in the book and tax basis of goodwill disposed of.

ACCOUNTS RECEIVABLE RESERVES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE RESERVES
ACCOUNTS RECEIVABLE RESERVES

3.  ACCOUNTS RECEIVABLE RESERVES

A summary of activity in our accounts receivable reserves for doubtful accounts and sales returns is presented below (in thousands):

	Six Months Ended
	July 2, 2011	July 3, 2010
Balance, beginning of period	$53,076	$48,306
Provision for doubtful accounts and sales returns	13,232	17,388
Acquired through business acquisitions	2,016	—
Write-offs, net of recoveries	(16,052)	(17,468)
Balance, end of period	$52,272	$48,226

6.                                     ACCOUNTS RECEIVABLE RESERVES

A summary of activity in our accounts receivable reserves for doubtful accounts and sales returns is presented below (in thousands):

	Year Ended December 31,
	2010	2009	2008

Balance, beginning of year	$48,306	$36,521	$32,417
Provision for doubtful accounts and sales returns	33,077	34,904	26,277
Write-offs, net of recoveries	(28,307)	(23,119)	(22,173)
Balance, end of year	$53,076	$48,306	$36,521

INVENTORIES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
INVENTORIES
INVENTORIES

4.  INVENTORIES

Inventories consist of the following (in thousands):

	July 2, 2011	December 31, 2010
Components and raw materials	$34,738	$27,287
Work in process	6,436	5,478
Finished goods	87,915	60,596
Inventory held on consignment	26,335	22,592
	155,424	115,953
Less inventory reserves	(14,105)	(12,853)
	$141,319	$103,100

As of July 2, 2011, inventories of  $24.4 million,  $1.7 million and  $1.0 million, respectively, relate to inventory acquired through our acquisitions of Dr. Comfort, ETI and Circle City (see Note 2).

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Six Months Ended
	July 2, 2011	July 3, 2010
Balance, beginning of period	$12,853	$12,511
Provision charged to cost of sales	3,688	2,840
Acquired through business acquisitions	325	—
Write-offs, net of recoveries	(2,436)	(4,477)
Balance, end of period	$14,430	$10,874

The write-offs to the reserve were primarily related to the disposition of fully reserved inventory.

7.                                     INVENTORIES

Inventories consist of the following (in thousands):

	December 31, 2010	December 31, 2009
Components and raw materials	$27,287	$29,967
Work in process	5,478	3,745
Finished goods	60,596	51,110
Inventory held on consignment	22,592	24,121
	115,953	108,943
Inventory reserves	(12,853)	(13,063)
	$103,100	$95,880

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance, beginning of year	$13,063	$17,798	$18,996
Provision charged to costs of sales	6,596	7,462	8,637
Write-offs, net of recoveries	(6,806)	(12,197)	(9,835)
Balance, end of year	$12,853	$13,063	$17,798

The write-offs to the reserve were principally related to the disposition of fully reserved inventory.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2010
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.                                      PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following (in thousands):

	December 31, 2010	December 31, 2009	Depreciable lives (years)
Land	$100	$1,448	Indefinite
Buildings and improvements	18,832	22,714	3 to 25
Equipment	73,225	66,658	2 to 7
Software	21,260	17,213	3 to 10
Furniture and fixtures	14,031	8,624	3 to 8
Surgical implant instrumentation	24,591	22,192	5
Construction in progress	15,572	15,586	N/A
	167,611	154,435
Accumulated depreciation and amortization	(82,591)	(67,721)
Property and equipment, net	$85,020	$86,714

Depreciation and amortization expense relating to property and equipment (including equipment under capital leases) was  $26.0 million,  $27.9 million, and  $23.6 million for the years ended December 31, 2010, 2009 and 2008, respectively. Depreciation expense includes  $3.8 million,  $3.7 million, and  $2.9 million for the years ended December 31, 2010, 2009 and 2008, respectively, associated with surgical implant instruments which we provide free of charge to surgeons for use in implanting our products, which is included in selling, general and administrative expense in our consolidated statements of operations. We also capitalize electrotherapy devices that we rent to patients and record the related depreciation expense in cost of sales.

LONG-LIVED ASSETS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
LONG-LIVED ASSETS
LONG-LIVED ASSETS

5.  LONG-LIVED ASSETS

Goodwill

Changes in the carrying amount of our goodwill for the six months ended July 2, 2011 are presented below (in thousands):

Balance, beginning of period	$1,188,887
Acquisitions (see Note 2)	165,491
Translation adjustments	6,714
Balance, end of period	$1,361,092

Intangible assets, net

Identifiable intangible assets consisted of the following (in thousands):

July 2, 2011	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$572,361	$(155,326)	$417,035
Patents and technology	463,308	(139,396)	323,912
Trademarks and trade names	23,650	(586)	23,064
Distributor contracts and relationships	3,589	(898)	2,691
Non-compete agreements	3,663	(477)	3,186
	$1,066,571	$(296,683)	769,888
Indefinite-lived intangible assets:
Trademarks and trade names			430,443
Net identifiable intangible assets			$1,200,331

December 31, 2010	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$484,115	$(130,362)	$353,753
Patents and technology	447,437	(119,985)	327,452
Distributor contracts and relationships	789	(482)	307
Non-compete agreements	459	(129)	330
	$932,800	$(250,958)	681,842
Indefinite-lived intangible assets:
Trademarks and trade names			428,999
Net identifiable intangible assets			$1,110,841

Our definite-lived intangible assets are being amortized using the straight-line method over their remaining weighted average useful lives of 7.9 years for customer relationships, 10.8 years for patents and technology, 5.7 years for distributor rights and 9.7 years for trademarks and trade names. Based on our amortizable intangible asset balance as of July 2, 2011, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

Remaining 2011	$49,151
2012	97,091
2013	91,148
2014	89,063
2015	84,570
Thereafter	358,865
$769,888

9.                                     LONG-LIVED ASSETS

Goodwill

Changes in the carrying amount of goodwill are presented in the table below (in thousands):

	Year Ended December 31,
	2010	2009
Balance, beginning of year	$1,191,497	$1,191,566
Acquisitions (see Note 4)	64	9,155
Sale of business (see Note 5)	—	(11,986)
Foreign currency translation	(2,674)	2,762
Balance, end of year	$1,188,887	$1,191,497

Identifiable intangible assets consisted of the following (in thousands):

December 31, 2010	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer-based	$485,363	$(130,973)	$354,390
Technology-based	447,437	(119,985)	327,452
	$932,800	$(250,958)	681,842
Indefinite-lived intangible assets:
Trademarks and trade names			428,999
Net identifiable intangible assets			$1,110,841

December 31, 2009	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer-based	$490,587	$(97,067)	$393,522
Technology-based	458,732	(94,346)	364,386
	$949,321	$(191,413)	757,908
Indefinite-lived intangible assets:
Trademarks and trade names			429,769
Net identifiable intangible assets			$1,187,677

Our 2010 annual impairment test did not result in impairment to any of our indefinite-lived intangible assets. As a result of our 2009 annual impairment test, we determined that the fair value of two of our trade names were less than the carrying amount, resulting in an aggregate  $7.0 million impairment charge, of which  $3.9 million was related to our Bracing and Supports Segment, and  $3.1 million was related to our Recovery Sciences Segment. As a result of our 2008 annual impairment test, we incurred an aggregate impairment charge of  $22.4 million. We determined that the fair value of a trade name in our Recovery Sciences Segment was less than its carrying amount, resulting in impairment of  $10.1 million, and another trade name in our Surgical Implant Segment was abandoned, resulting in an impairment charge  $12.3 million. These impairment charges were included in amortization and impairment of intangible assets within the consolidated statements of operations for the years ended December 31, 2009 and 2008.

Our definite-lived intangible assets are being amortized using the straight-line method over their remaining weighted average useful lives of ten years for technology-based assets, and nine years for customer-based assets. Based on our amortizable intangible asset balances as of December 31, 2010, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

Year Ending December 31,
2011	$77,005
2012	75,685
2013	69,752
2014	68,142
2015	64,132
Thereafter	327,126
$681,842

Our goodwill and intangible assets by segment are as follows (in thousands):

December 31, 2010	Goodwill	Intangible Assets, Net
Bracing and Supports Segment	$565,298	$700,953
Recovery Sciences Segment	495,999	353,323
International Segment	80,184	36,453
Surgical Implant Segment	47,406	20,112
	$1,188,887	$1,110,841

December 31, 2009	Goodwill	Intangible Assets, Net
Bracing and Supports Segment	$565,298	$729,490
Recovery Sciences Segment	495,999	394,993
International Segment	82,794	40,173
Surgical Implant Segment	47,406	23,021
	$1,191,497	$1,187,677

In the second quarter of 2010, we changed how we report our segment financial information to senior management. Prior to the second quarter of 2010, our Recovery Sciences and Bracing and Supports Segments were reported together as the Domestic Rehabilitation Segment. Segment information for all periods presented has been restated to reflect this change.

OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

6.  OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	July 2, 2011	December 31, 2010
Accrued wages and related expenses	$29,687	$24,154
Accrued commissions	11,004	10,402
Income taxes payable	5,564	2,656
Accrued rebates	4,914	6,006
Accrued other taxes	4,797	2,322
Accrued professional expenses	4,250	3,881
Interest rate swap derivatives	3,556	6,707
Other accrued liabilities	30,068	25,581
	$93,840	$81,709

10.                               OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	December 31, 2010	December 31, 2009
Wages and related expenses	$23,723	$20,668
Commissions and royalties	12,138	12,953
Interest rate swap derivative	6,707	9,701
Other accrued liabilities	37,641	47,286
	$80,209	$90,608

DERIVATIVE INSTRUMENTS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

7.  DERIVATIVE INSTRUMENTS

We use derivative financial instruments to manage interest rate risk related to our variable rate credit facilities and risk related to foreign currency exchange rates. Our objective is to reduce the risk to earnings and cash flows associated with changes in interest rates and changes in foreign currency exchange rates. Before acquiring a derivative instrument to hedge a specific risk, we evaluate potential natural hedges. Factors considered in the decision to hedge an underlying market exposure include the materiality of the risk, the volatility of the market, the duration of the hedge, and the availability, effectiveness and cost of derivative instruments. We do not use derivative instruments for speculative or trading purposes.

All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. The fair value of our derivatives are determined through the use of models that consider various assumptions, including time value, yield curves and other relevant economic measures which are inputs that are classified as Level 2 in the valuation hierarchy. The classification of gains and losses resulting from changes in the fair values of derivatives is dependent on the intended use of the derivative and its resulting designation. Our interest rate swap agreements are designated as cash flow hedges, and accordingly, effective portions of changes in the fair value of the derivatives are recorded in accumulated other comprehensive income (loss) and subsequently reclassified into our consolidated statement of operations when the hedged forecasted transaction affects income (loss). Ineffective portions of changes in the fair value of cash flow hedges are recognized in income (loss). Our foreign exchange contracts have not been designated as hedges, and accordingly, changes in the fair value of the derivatives are recorded in income (loss).

Interest Rate Swap Agreements.  Our senior secured credit facilities are subject to floating interest rates. We manage the risk of unfavorable movements in interest rates by hedging a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable over the term of the credit facilities. We have four interest rate swap agreements which we have designated as cash flow hedges for accounting purposes, and the hedges are considered effective. As such, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and is reclassified into interest expense in our unaudited condensed consolidated statement of operations in the period in which it affects income (loss).

Information regarding our interest rate swap agreements as of July 2, 2011 is presented below (in thousands):

Maturity Date	Notional Amount	Pay Fixed	Receive Floating	Estimated loss expected to be reclassified into earnings within the next twelve months
December 2011	$75,000	2.55%	1 month LIBOR	$876
December 2011	75,000	2.585%	1 month LIBOR	890
December 2011	75,000	2.595%	1 month LIBOR	894
December 2011	75,000	2.60%	1 month LIBOR	896
				$3,556

Foreign Exchange Rate Contracts.  We utilize Mexican Peso (MXP) foreign exchange forward contracts to hedge a portion of our exposure to fluctuations in foreign exchange rates, as our Mexico-based manufacturing operations incur costs that are largely denominated in MXP. Foreign exchange forward contracts held as of July 2, 2011 expire weekly through December 2011. While our foreign exchange forward contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our unaudited condensed consolidated statements of operations.

Information regarding the notional amounts of our foreign exchange forward contracts is presented in the table below (in thousands):

	Notional Amount (MXP)		Notional Amount (USD)
	July 2, 2011	December 31, 2010	July 2, 2011	December 31, 2010
Foreign exchange contracts not designated as hedges	201,229	116,910	$16,789	$9,428

The following table summarizes the location and fair value of derivative instruments in our unaudited condensed consolidated balance sheets for the period presented (in thousands):

	Balance Sheet Location	July 2, 2011	December 31, 2010
Derivative Assets:
Foreign exchange forward contracts not designated as hedges	Other current assets	$407	$374

Derivative Liabilities:
Interest rate swap agreements designated as cash flow hedges	Other current liabilities	$3,556	$6,707

The following table summarizes the effect of derivative instruments on our unaudited condensed consolidated statements of operations (in thousands):

		Three Months Ended		Six Months Ended
	Location of gain (loss)	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$(1,797)	$(2,998)	$(3,577)	$(6,193)
Foreign exchange forward contracts not designated as hedges	Other income (expense), net	204	(1,015)	33	24
		$(1,593)	$(4,013)	$(3,544)	$(6,169)

(1)          Represents the loss on derivative instruments designated as cash flow hedges, which has been reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in accumulated other comprehensive income (loss) is presented below (in thousands):

	Three Months Ended		Six Months Ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Interest rate swaps designated as cash flow hedges	$190	$2,046	$426	$5,869

As of July 2, 2011, the cumulative amount included in accumulated other comprehensive income (loss) related to derivative instruments designated as cash flow hedges was  $2.2 million (net of tax).

11.                              DERIVATIVE INSTRUMENTS

We use derivative financial instruments to manage interest rate risk related to our variable rate credit facilities and risk related to foreign currency exchange rates. Our objective is to reduce the risk to earnings and cash flows associated with changes in interest rates and changes in foreign currency exchange rates. Before acquiring a derivative instrument to hedge a specific risk, we evaluate potential natural hedges. Factors considered in the decision to hedge an underlying market exposure include the materiality of the risk, the volatility of the market, the duration of the hedge, and the availability, effectiveness and cost of derivative instruments. We do not use derivative instruments for speculative or trading purposes.

All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. The fair value of our derivatives is determined through the use of models that consider various assumptions, including time value, yield curves and other relevant economic measures which are inputs that are classified as Level 2 in the valuation hierarchy. The classification of gains and losses resulting from changes in the fair values of derivatives is dependent on the intended use of the derivative and its resulting designation. Our interest rate swap agreements are designated as cash flow hedges, and accordingly, effective portions of changes in the fair value of the derivatives are recorded in accumulated other comprehensive income (loss) and subsequently reclassified into our consolidated statement of operations when the hedged forecasted transaction affects income (loss). Ineffective portions of changes in the fair value of cash flow hedges are recognized in income (loss). Our foreign exchange contracts have not been designated as hedges, and accordingly, changes in the fair value of the derivatives are recorded in income (loss).

Interest Rate Swap Agreements.  Our Senior Secured Credit Facility is subject to floating interest rates. We manage the risk of unfavorable movements in interest rates by hedging a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable over the term of the credit facilities. We have four interest rate swap agreements which we have designated as cash flow hedges for accounting purposes, and the hedges are considered effective. As such, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and is reclassified into interest expense in our consolidated statement of operations in the period in which it affects income (loss).

Information regarding our interest rate swap agreements as of December 31, 2010 is presented below (in thousands):

Maturity Date (1)	Notional Amount	Pay Fixed	Receive Floating	Estimated loss expected to be reclassified into earnings within the next twelve months
January - December 2011	$75,000	2.55%	1 month LIBOR	$1,652
January - December 2011	75,000	2.60%	1 month LIBOR	1,690
January - December 2011	75,000	2.585%	1 month LIBOR	1,679
January - December 2011	75,000	2.595%	1 month LIBOR	1,686
				$6,707

(1)         For derivative instruments that become effective subsequent to December 31, 2010, we present a range of dates that represent the period covered by the applicable derivative instrument.

Foreign Exchange Rate Contracts.  We utilize Mexican Peso (MXP) foreign exchange forward contracts to hedge a portion of our exposure to fluctuations in foreign exchange rates, as our Mexico-based manufacturing operations incur costs that are largely denominated in MXP. These foreign exchange forward contracts expire weekly throughout fiscal year 2011.While our foreign exchange forward contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our accompanying consolidated statements of operations.

Information regarding the notional and fair value of our foreign exchange forward contracts as of December 31, 2010 and 2009 is presented in the table below (in thousands):

December 31, 2010			December 31, 2009
Notional Value MXP	Notional Value USD	Fair Value USD	Notional Value MXP	Notional Value USD	Fair Value USD
116,910	$9,054	$9,428	190,745	$14,242	$14,331

The following table summarizes the fair value of derivative instruments in our consolidated balance sheets (in thousands):

	Balance Sheet Location	December 31, 2010	December 31, 2009
Derivative Assets:
Foreign exchange forward contracts not designated as hedges	Other current assets	$374	$89

Derivative Liabilities:
Current portion of interest rate swap agreements designated as cash flow hedges	Other current liabilities	$6,707	$9,701
Long-term portion of interest rate swap agreements designated as cash flow hedges	Other long-term liabilities	—	1,543
		$6,707	$11,244

The following table summarizes the effect our derivative instruments have on our consolidated statements of operations (in thousands):

		Year Ended December 31,
	Location of gain (loss)	2010	2009	2008
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$(12,211)	$(18,164)	$(3,440)
Foreign exchange forward contracts not designated as hedges	Other income (expense), net	285	2,913	(2,824)
		$(11,926)	$(15,251)	$(6,264)

(1)         Represents the loss on derivative instruments designated as cash flow hedges, reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in accumulated other comprehensive income (loss) is presented below (in thousands):

	Year Ended December 31,
	2010	2009	2008
Interest rate swap agreements designated as cash flow hedges	$7,674	$16,136	$12,800

As of December 31, 2010, the cumulative amount included in accumulated other comprehensive income (loss) related to derivative instruments designated as cash flow hedges was  $4.1 million (net of tax).

FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

8.  FAIR VALUE MEASUREMENTS

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (in thousands):

As of July 2, 2011	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Total Assets:
Foreign exchange forward contracts not designated as hedges	$—	$407	$—	$407

Total Liabilities:
Interest rate swap agreements designated as cash flow hedge	$—	$3,556	$—	$3,556

As of December 31, 2010
Total Assets:
Foreign exchange forward contracts not designated as hedges	$—	$374	$—	$374

Total Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$6,707	$—	$6,707

(1)          Fair value measurements based on quoted prices in active markets for identical assets or liabilities.

(2)          Fair value measurements based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

(3)          No observable valuation inputs in the market.

12.                               FAIR VALUE MEASUREMENTS

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (in thousands):

December 31, 2010	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Total Assets:
Foreign exchange forward contracts not designated as hedges	$—	$374	$—	$374

Total Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$6,707	$—	$6,707

December 31, 2009	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Total Assets:
Foreign exchange forward contracts not designated as hedges	$—	$89	$—	$89

Total Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$11,244	$—	$11,244

(1)	Fair value measurements based on quoted prices in active markets for identical assets or liabilities.
(2)	Fair value measurements based on observable inputs other than quoted prices in active markets for identical assets and liabilities.
(3)	No observable valuation inputs in the market.

DEBT AND CAPITAL LEASES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
DEBT AND CAPITAL LEASE OBLIGATIONS
DEBT AND CAPITAL LEASES

9.  DEBT AND CAPITAL LEASE OBLIGATIONS

Debt and capital lease obligations consists of the following (in thousands):

	July 2, 2011	December 31, 2010
Senior Secured Credit Facility:
$100.0 million revolving credit facility	$46,000	$—
Term loan facility, net of unamortized original issue discount of $5.2 million and $6.0 million, respectively	842,175	845,792
10.875% Senior Notes, including unamortized original issue premium of $3.8 million and $4.2 million, respectively	678,789	679,239
9.75% Senior Subordinated Notes	300,000	300,000
7.75% Senior Notes	300,000	—
Capital lease obligations and other	60	81
Total debt and capital lease obligations	2,167,024	1,825,112
Current maturities	(8,822)	(8,821)
Long-term debt and capital lease obligations	$2,158,202	$1,816,291

Senior Secured Credit Facility

On November 20, 2007, we entered into the Senior Secured Credit Facility consisting of a  $1,065.0 million term loan facility maturing May 2014 and a  $100.0 million revolving credit facility maturing November 2013. We issued the term loan facility at a 1.2% discount, resulting in net proceeds of  $1,052.4 million. We are amortizing the  $12.6 million discount using the effective interest method, thereby increasing the reported outstanding balance through the maturity date.

We have subsequently entered into three amendments to the Senior Secured Credit Facility. The first amendment, entered into in January 2010 permitted us to issue  $100.0 million in aggregate principal amount of new 10.875% senior notes, as long as the net cash proceeds were used to make a voluntary prepayment of the term loans. In connection with this amendment, we incurred  $1.1 million of arrangement and lender consent fees, which are included in loss on modification of debt in our unaudited condensed consolidated statement of operations.

The second amendment, entered into in October 2010, permitted us to issue  $300.0 million of new senior subordinated notes and repurchase or redeem all of our then outstanding 11.75% senior subordinated notes, prepay a portion of the term loans under our Senior Secured Credit Facility and pay related premiums, fees and expenses, all without utilizing existing debt incurrence capacity under our Senior Secured Credit Facility.

The third amendment, entered into in February 2011, increased the Maximum Total Leverage Ratio limitation in the Permitted Acquisitions covenant from 6.0x to 7.0x, and deemed the ETI acquisition to have been made as a Permitted Acquisition. The Permitted Acquisitions covenant has no limit on the dollar amount of acquisitions we are permitted to make, as long as the acquired entity becomes a loan party under the Senior Secured Credit Facility, and we are in compliance with this 7.0x maximum total net leverage ratio requirement, our senior secured leverage ratio requirement, and are not in default. In connection with this amendment, we incurred  $2.1 million of expenses which are included in loss on modification of debt in our unaudited condensed consolidated statement of operations.

As of July 2, 2011, the market values of our term loan facility and revolving credit facility were  $842.1 million and  $43.4 million, respectively. We determine market value using trading prices for our credit facilities on or near that date.

Interest Rates.  Borrowings under the Senior Secured Credit Facility bear interest at a rate equal to an applicable margin plus, at our option, either (a) a base rate determined by reference to the higher of (1) the prime rate, as defined, and (2) the federal funds rate plus 0.50% or (b) the Eurodollar rate determined by reference to the costs of funds for deposits in U.S. dollars for the interest period relevant to each borrowing adjusted for required reserves. The initial applicable margin for borrowings under the term loan facility and the revolving credit facility is 2.00% with respect to base rate borrowings and 3.00% with respect to Eurodollar borrowings. The applicable margin for borrowings under the term loan facility and the revolving credit facility may be reduced subject to our attaining certain leverage ratios. We use interest rate swap agreements in an effort to hedge our exposure to fluctuating interest rates related to a portion of our Senior Secured Credit Facility (see Note 7).

Fees.  In addition to paying interest on outstanding principal under the Senior Secured Credit Facility, we are required to pay a commitment fee to the lenders under the revolving credit facility with respect to the unutilized commitments thereunder. The current commitment fee rate is 0.50% per annum. The commitment fee rate may be reduced subject to our attaining certain leverage ratios. We must also pay customary letter of credit fees.

Principal Payments.  We are required to pay annual payments in equal quarterly installments on the term loan facility in an amount equal to 1.00% of the funded total principal amount through February 2014, with any remaining amount payable in full at maturity in May 2014.

Prepayments.  The Senior Secured Credit Facility requires us to prepay outstanding term loans, subject to certain exceptions, with (1) 50% (which percentage can be reduced to 25% or 0% upon our attaining certain leverage ratios) of our annual excess cash flow, as defined; (2) 100% of the net cash proceeds above an annual amount of  $25.0 million from non-ordinary course asset sales (including insurance and condemnation proceeds) by DJOFL and its restricted subsidiaries, subject to certain exceptions to be agreed upon, including a 100% reinvestment right if reinvested or committed to reinvest within 15 months of such sale or disposition so long as reinvestment is completed within 180 days thereafter; and (3) 100% of the net cash proceeds from issuance or incurrence of debt by DJOFL and its restricted subsidiaries, other than proceeds from debt permitted to be incurred under the Senior Secured Credit Facility and related amendments. Any mandatory prepayments are applied to the term loan facility in direct order of maturity. We may voluntarily prepay outstanding loans under the Senior Secured Credit Facility at any time without premium or penalty, provided that voluntary prepayments of Eurodollar loans made on a date other than the last day of an interest period applicable thereto shall be subject to customary breakage costs. We were not required to make any prepayments in 2011 related to our 2010 excess cash flow calculation.

Guarantee and Security.  All obligations under the Senior Secured Credit Facility are unconditionally guaranteed by DJO Holdings LLC (DJO Holdings) and each existing and future direct and indirect wholly-owned domestic subsidiary of DJOFL other than immaterial subsidiaries, unrestricted subsidiaries and subsidiaries that are precluded by law or regulation from guaranteeing the obligations (collectively, the Guarantors).

All obligations under the Senior Secured Credit Facility, and the guarantees of those obligations, are secured by pledges of 100% of the capital stock of DJOFL, 100% of the capital stock of each wholly owned domestic subsidiary and 65% of the capital stock of each wholly owned foreign subsidiary that is, in each case, directly owned by DJOFL or one of the Guarantors; and a security interest in, and mortgages on, substantially all tangible and intangible assets of DJO Holdings, DJOFL and each Guarantor.

Certain Covenants and Events of Default.  The Senior Secured Credit Facility contains covenants that, among other things, restrict, subject to certain exceptions, our and our subsidiaries’ ability to:

·                  incur additional indebtedness;

·                  create liens on assets;

·                  change fiscal years;

·                  enter into sale and leaseback transactions;

·                  engage in mergers or consolidations;

·                  sell assets;

·                  pay dividends and other restricted payments;

·                  make investments, loans or advances;

·                  repay subordinated indebtedness;

·                  make certain acquisitions;

·                  engage in certain transactions with affiliates;

·                  restrict the ability of restricted subsidiaries that are not Guarantors to pay dividends or make distributions;

·                  amend material agreements governing our subordinated indebtedness; and

·                  change our lines of business.

In addition, the Senior Secured Credit Facility requires us to maintain a maximum senior secured leverage ratio of 3.50:1 for the trailing twelve months ended July 2, 2011, stepping down to 3.25:1 at the end of 2011. The Senior Secured Credit Facility also contains certain customary affirmative covenants and events of default. As of July 2, 2011, our senior secured leverage ratio was 2.87:1, and we were in compliance with all other applicable covenants.

10.875% Senior Notes

On November 20, 2007 and January 20, 2010, DJOFL and DJO Finance Corporation (DJO Finco) (collectively, the Issuers) issued 10.875% Senior Notes due 2014, with aggregate principal amounts of  $575.0 million and  $100.0 million, respectively (the 10.875% Notes), under an agreement dated November 20, 2007 (the 10.875% Indenture) among the Issuers, the guarantors party thereto and The Bank of New York Mellon (formerly known as The Bank of New York), as trustee. The  $100.0 million of 10.875% Notes were issued at a 5.0% premium, and we are amortizing the premium over the term of the notes using the effective interest method, thereby decreasing the reported outstanding balance through the maturity date.

As of July 2, 2011, the market value of the 10.875% Notes was  $718.9 million. We determine market value using trading prices for the 10.875% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 10.875% Notes.

Optional Redemption.  Under the 10.875% Indenture, prior to November 15, 2011, the Issuers have the option to redeem some or all of the 10.875% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on November 15, 2011, the Issuers may redeem some or all of the 10.875% Notes at a redemption price of 105.438% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 102.719% and 100% of the then outstanding principal balance at November 2012 and November 2013, respectively.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 10.875% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 10.875% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 10.875% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO, or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of July 2, 2011, we were in compliance with all applicable covenants.

9.75% Senior Subordinated Notes

On October 18, 2010, the Issuers issued  $300.0 million aggregate principal amount of 9.75% senior subordinated notes (9.75% Notes) maturing on October 15, 2017. The 9.75% Notes are guaranteed jointly and severally and on an unsecured senior subordinated basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or by any of DJOFL’s subsidiaries that are an obligor under DJOFL’s Senior Secured Credit Facility.

As of July 2, 2011, the market value of the 9.75% Notes was  $302.3 million. We determined market value using trading prices for the 9.75% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 9.75% Notes.

Optional Redemption.  Under the Indenture to the 9.75% Notes (the 9.75% Indenture), prior to October 15, 2013, the Issuers have the option to redeem some or all of the 9.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on October 15, 2013, the Issuers may redeem some or all of the 9.75% Notes at a redemption price of 107.313% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 104.875%, 102.438% and 100% of the then outstanding principal balance at October 15, 2014, 2015 and 2016, respectively. Additionally, from time to time, before October 15, 2013, the Issuers may redeem up to 35% of the 9.75% Notes at a redemption price equal to 109.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 9.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 9.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 9.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of July 2, 2011, we were in compliance with all applicable covenants.

Our ability to continue to meet the covenants related to our indebtedness specified above in future periods will depend, in part, on events beyond our control, and we may not continue to meet those ratios. A breach of any of these covenants in the future could result in a default under the Senior Secured Credit Facility, the 10.875% Indenture, the 7.75% Indenture, and the 9.75% Indenture (collectively, the Indentures), at which time the lenders could elect to declare all amounts outstanding under the Senior Secured Credit Facility to be immediately due and payable. Any such acceleration would also result in a default under the Indentures.

7.75% Senior Notes

On April 7, 2011, the Issuers issued  $300.0 million aggregate principal amount of 7.75% Senior Notes (7.75% Notes) maturing on April 15, 2018. Semi-annual interest of approximately  $11.6 million related to the 7.75% Notes will be payable in cash on April 15 and October 15 of each year, commencing on October 15, 2011, and accrues from and including April 7, 2011. The 7.75% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or is an obligor under DJOFL’s Senior Secured Credit Facility.

As of July 2, 2011, the market value of the 7.75% Notes was  $300.8 million. We determined market value using trading prices for the 7.75% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 7.75% Notes.

Optional Redemption.  Under the Indenture to the 7.75% Notes (the 7.75% Indenture), prior to April 15, 2014, the Issuers have the option to redeem some or all of the 7.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on April 15, 2014, the Issuers may redeem some or all of the 7.75% Notes at a redemption price of 105.813% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 103.875%, 101.938% and 100% of the then outstanding principal balance at April 15, 2015, 2016 and 2017, respectively. Additionally, from time to time, before April 15, 2014, the Issuers may redeem up to 35% of the 7.75% Notes at a redemption price equal to 107.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 7.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 7.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 7.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of July 2, 2011, we were in compliance with all applicable covenants.

Debt Issuance Costs

As of July 2, 2011 and December 31, 2010, we had  $37.8 million and  $34.1 million, respectively, of unamortized debt issuance costs which were included in other assets in our unaudited condensed consolidated balance sheets. During the six months ended July 2, 2011, we incurred  $7.5 million of debt issuance costs which were capitalized in connection with the issuance of  $300.0 million aggregate principal of 7.75% Notes. During the three and six months ended July 3, 2010, we incurred  $0.3 million and  $3.3 million of debt issuance costs, respectively, which were capitalized, in connection with the sale of  $100.0 million aggregate principal of 10.875% Notes. For the three and six months ended July 2, 2011, amortization of debt issuance costs was  $2.0 million and  $3.8 million, respectively. For the three and six months ended July 3, 2010, amortization of debt issuance costs was  $1.7 million and  $3.9 million, respectively. Amortization of debt issuance costs is included in interest expense in our unaudited condensed consolidated statements of operations.

13.                              DEBT AND CAPITAL LEASES

Debt and capital lease obligations consists of the following (in thousands):

	December 31, 2010	December 31, 2009
Senior Secured Credit Facility:
$100 million revolving credit facility	$—	$—
Term loan, net of unamortized original issue discount ( $6.0 million, and $9.3 million at December 31, 2010 and 2009, respectively)	845,792	1,034,427
10.875% Senior Notes, including unamortized original issue premium ( $4.2 million at December 31, 2010)	679,239	575,000
9.75% Senior Subordinated Notes	300,000	—
11.75% Senior Subordinated Notes	—	200,000
Notes payable for acquisitions	—	2,860
Capital lease obligations and other	81	583
Total debt and capital lease obligations	1,825,112	1,812,870
Current maturities	(8,821)	(15,926)
Long-term debt and capital lease obligations	$1,816,291	$1,796,944

Senior Secured Credit Facility

On November 20, 2007, we entered into the Senior Secured Credit Facility consisting of a  $1,065.0 million term loan facility maturing May 2014 and a  $100.0 million revolving credit facility maturing November 2013. We issued the term loan facility at a 1.2% discount, resulting in net proceeds of  $1,052.4 million. We are amortizing the  $12.6 million discount using the effective interest method, thereby increasing the reported outstanding balance through the maturity date of the term loan facility.

On January 14, 2010, we entered into Amendment No. 1 to the Senior Secured Credit Facility, which permitted us to issue up to an additional  $150.0 million in aggregate principal amount of new 10.875% Senior Notes on or prior to March 1, 2010, as long as the net cash proceeds were used to make a voluntary prepayment of the term loans. In connection with this amendment, we incurred  $1.1 million of arrangement and lender consent fees, which we expensed during the first quarter of 2010. On January 20, 2010, we issued  $100.0 million of new 10.875% Senior Notes, as described below, and made a  $101.5 million voluntary prepayment of the term loans in accordance with the terms of Amendment No. 1 to the Senior Secured Credit Facility. In addition, pursuant to the excess cash flow provisions of the Senior Secured Credit Facility, as described below, we also made a  $2.0 million prepayment of the term loans during March 2010. In connection with these prepayments, we accelerated  $0.8 million of amortization of the then remaining unamortized original issue discount during the first quarter of 2010. Additionally, we recognized a non-cash loss of  $1.9 million attributable to the write off of the then remaining unamortized debt issuance costs related to the portion of the term loans that were repaid.

On October 5, 2010, we entered into Amendment No. 2 to the Senior Secured Credit Facility, which permitted us to (1) issue  $300.0 million in aggregate principal amount of new subordinated notes to be co-issued by DJOFL and DJO Finco; (2) use the proceeds from the offering to repurchase or redeem all of our existing 11.75% Senior Subordinated Notes (11.75% Notes) due 2014; (3) prepay a portion of the term loans under our Senior Secured Credit Facility and (4) pay related premiums, fees and expenses, all without utilizing existing debt incurrence capacity under our Senior Secured Credit Facility. In connection with this amendment, we incurred  $0.7 million of fees and expenses, which were expensed during the fourth quarter of 2010. On October 18, 2010, we issued  $300.0 million aggregate principal amount of new 9.75% Senior Subordinated Notes (9.75% Notes), as described below. During October 2010, we made voluntary aggregate prepayments of  $79.0 million of the term loans under our Senior Secured Credit Facility. In connection with these prepayments, we accelerated  $0.6 million of amortization of the unamortized original issue discount as of the prepayment dates, and recognized a non-cash loss of  $1.2 million attributable to the write off of unamortized debt issuance costs as of the prepayment dates relating to the portion of the term loans that were repaid.

On February 18, 2011, we entered into Amendment No. 3 to the Senior Secured Credit Facility, which increased the Total Leverage Ratio limitation in the Permitted Acquisitions covenant from 6.0 to 7.0, and deemed the ETI acquisition (See Note 24) to have been made as a Permitted Acquisition. The Permitted Acquisitions covenant has no limit on the dollar amount of acquisitions we are permitted to make, as long as we are in compliance with this ratio, with the senior secured leverage ratio, and not in default.

The market value of our term loan facility was  $836.9 million as of December 31, 2010. We determine market value using trading prices for our term loan on or near that date.

Interest Rates.  Borrowings under the Senior Secured Credit Facility bear interest at a rate equal to an applicable margin plus, at our option, either (a) a base rate determined by reference to the higher of (1) the prime rate, as defined, and (2) the federal funds rate plus 0.50% or (b) the Eurodollar rate determined by reference to the costs of funds for deposits in U.S. dollars for the interest period relevant to each borrowing adjusted for required reserves. The initial applicable margin for borrowings under the term loan facility and the revolving credit facility is 2.00% with respect to base rate borrowings and 3.00% with respect to Eurodollar borrowings. The applicable margin for borrowings under the term loan facility and the revolving credit facility may be reduced subject to us attaining certain leverage ratios. We use interest rate swap agreements in an effort to hedge our exposure to fluctuating interest rates related to a portion of our Senior Secured Credit Facility (see Note 11). As of December 31, 2010, our weighted average interest rate for all borrowings under the Senior Secured Credit Facility was 4.08%.

Fees. In addition to paying interest on outstanding principal under the Senior Secured Credit Facility, we are required to pay a commitment fee to the lenders under the revolving credit facility with respect to the unutilized commitments thereunder. The current commitment fee rate is 0.50% per annum. The commitment fee rate may be reduced subject to us attaining certain leverage ratios. We must also pay customary letter of credit fees.

Principal Payments.  We are required to pay annual payments in equal quarterly installments on the loans under the term loan facility in an amount equal to 1.00% of the funded total principal amount through February 2014, with any remaining amount payable in May 2014.

Prepayments.  The Senior Secured Credit Facility requires us to prepay outstanding term loans, subject to certain exceptions, with (1) 50% (which percentage can be reduced to 25% or 0% upon our attaining certain leverage ratios) of our annual excess cash flow, as defined; (2) 100% of the net cash proceeds above an annual amount of  $25.0 million from non-ordinary course asset sales (including insurance and condemnation proceeds) by DJOFL and its restricted subsidiaries, subject to certain exceptions, including a 100% reinvestment right if reinvested or committed to reinvest within 15 months of such sale or disposition so long as reinvestment is completed within 180 days thereafter; and (3) 100% of the net cash proceeds from issuances or incurrences of debt by DJOFL and its restricted subsidiaries, other than proceeds from debt permitted to be incurred under the Senior Secured Credit Facility and related amendments. Any mandatory prepayments are applied to the term loan facilities in direct order of maturity. We reinvested the net proceeds from our 2009 asset sales and, as such, our calculation of 2009 excess cash flows excluded those net proceeds. We may voluntarily prepay outstanding loans under the Senior Secured Credit Facility at any time without premium or penalty, provided that voluntary prepayments of Eurodollar loans made on a date other than the last day of an interest period applicable thereto shall be subject to customary breakage costs. We are not required to make any prepayments in 2011 related to our 2010 excess cash flow calculation.

Guarantee and Security.  All obligations under the Senior Secured Credit Facility are unconditionally guaranteed by DJO Holdings LLC (DJO Holdings) and each existing and future direct and indirect wholly owned domestic subsidiary of DJOFL other than immaterial subsidiaries, unrestricted subsidiaries and subsidiaries that are precluded by law or regulation from guaranteeing the obligations (collectively, the Guarantors).

All obligations under the Senior Secured Credit Facility, and the guarantees of those obligations, are secured by pledges of 100% of the capital stock of DJOFL, 100% of the capital stock of each wholly owned domestic subsidiary and 65% of the capital stock of each wholly owned foreign subsidiary that is, in each case, directly owned by DJOFL or one of the Guarantors; and a security interest in, and mortgages on, substantially all tangible and intangible assets of DJO Holdings, DJOFL and each Guarantor.

Certain Covenants and Events of Default.  The Senior Secured Credit Facility contains a number of covenants that, among other things, restrict, subject to certain exceptions, our and our subsidiaries’ ability to:

·                  incur additional indebtedness,

·                  create liens on assets,

·                  change fiscal years,

·                  enter into sale and leaseback transactions,

·                  engage in mergers or consolidations,

·                  sell assets,

·                  pay dividends and other restricted payments,

·                  make investments, loans or advances,

·                  repay subordinated indebtedness,

·                  make certain acquisitions,

·                  engage in certain transactions with affiliates,

·                  restrict the ability of restricted subsidiaries that are not Guarantors to pay dividends or make distributions,

·                  amend material agreements governing our subordinated indebtedness, and

·                  change our lines of business.

In addition, the Senior Secured Credit Facility requires us to maintain a maximum senior secured leverage ratio of 3.50:1 as of the twelve months ended December 31, 2010, stepping down over time to 3.25:1 by the end of 2011. The Senior Secured Credit Facility also contains certain customary affirmative covenants and events of default. As of December 31, 2010, our senior secured leverage ratio was 3.07:1, and we were in compliance with all other applicable covenants.

10.875% Senior Notes

On November 20, 2007, DJOFL and DJO Finance Corporation (DJO Finco) (collectively, the Issuers) issued  $575.0 million aggregate principal amount of 10.875% Senior Notes under an agreement dated as of November 20, 2007 (the 10.875% Indenture) among the Issuers, the guarantors party thereto and The Bank of New York Mellon (formerly known as The Bank of New York), as trustee. We refer to the 10.875% Senior Notes, individually, or collectively, as the 10.875% Notes.

On January 20, 2010, the Issuers issued  $100.0 million aggregate principal amount of new 10.875% Notes, pursuant to the 10.875% Indenture that governs our existing 10.875% Notes due 2014. We issued the new 10.875% Notes at a 5.0% premium, resulting in gross proceeds of  $105.0 million. We are amortizing the premium over the term of the new 10.875% Notes using the effective interest method, thereby decreasing the reported outstanding balance through the maturity date. Net proceeds from the issuance (excluding  $2.0 million of interest accrued from November 15, 2009 to January 19, 2010, which was included in the interest payment we made to holders of the new 10.875% Notes on May 15, 2010), along with cash on hand, were used to repay  $101.5 million of existing term loans under the Senior Secured Credit Facility. The 10.875% Notes require semi-annual interest payments of  $36.7 million each May 15 and November 15 and are due November 15, 2014.

As of December 31, 2010, the market value of the 10.875% Notes was  $735.8 million. We determined market value using trading prices for the 10.875% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 10.875% Notes.

Optional Redemption.  Under the 10.875% Indenture, prior to November 15, 2011, the Issuers have the option to redeem some or all of the 10.875% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium, plus accrued and unpaid interest. Beginning on November 15, 2011, the Issuers may redeem some or all of the 10.875% Notes at a redemption price of 105.438% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 102.719% and 100% of the then outstanding principal balance at November 2012 and November 2013, respectively.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 10.875% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 10.875% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 10.875% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2010, we were in compliance with all applicable covenants.

11.75% Senior Subordinated Notes

In November 2006, the Issuers issued  $200.0 million aggregate principal amount of 11.75% senior subordinated notes (the 11.75% Notes). The 11.75% Notes required semi-annual interest payments of  $11.8 million each May 15 and November 15.

On October 1, 2010, we commenced a cash tender offer for any and all of our  $200 million of outstanding 11.75% Notes due 2014 with a final tender expiration date of October 29, 2010. The total tender offer consideration of  $1,065 for each  $1,000 principal amount of 11.75% Notes validly tendered included an early tender premium of  $30 per  $1,000 principal amount of 11.75% Notes validly tendered by October 15, 2010. In addition, holders who validly tendered their 11.75% Notes were entitled to receive accrued interest from and including the last interest payment date through the applicable settlement date.

In October 2010, we issued  $300.0 million of 9.75% Notes, discussed below, and used a portion of the proceeds to repurchase  $200.0 million aggregate principal amount of the 11.75% Notes for total consideration of  $213.0 million plus  $10.0 million of accrued interest through the settlement date.

9.75% Senior Subordinated Notes

On October 18, 2010, the Issuers issued  $300.0 million aggregate principal amount of 9.75% Notes maturing on October 15, 2017. We used the proceeds, along with cash on hand, to repurchase our  $200.0 million aggregate principal amount of 11.75% Notes, prepay  $79.0 million of term loans under our Senior Secured Credit Facility, and pay related premiums, fees and expenses.

The 9.75% Notes require semi-annual interest payments of  $14.6 million each April 15 and October 15, commencing on April 15, 2011, and will accrue from and including October 18, 2010. The 9.75% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or by any of DJOFL’s subsidiaries that are an obligor under DJOFL’s Senior Secured Credit Facility.

As of December 31, 2010, the market value of the 9.75% Notes was  $300.8 million. We determined market value using trading prices for the 9.75% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 9.75% Notes.

Optional Redemption.  Under the Indenture to the 9.75% Notes (the 9.75% Indenture), prior to October 15, 2013, the Issuers have the option to redeem some or all of the 9.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on October 15, 2013, the Issuers may redeem some or all of the 9.75% Notes at a redemption price of 107.313% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 104.875%, 102.438% and 100% of the then outstanding principal balance at October 15, 2014, 2015 and 2016, respectively. Additionally, from time to time, before October 15, 2013, the Issuers may redeem up to 35% of the 9.75% Notes at a redemption price equal to 109.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 9.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 9.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 9.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2010, we were in compliance with all applicable covenants.

Our ability to continue to meet the covenants related to our indebtedness specified above in future periods will depend, in part, on events beyond our control, and we may not continue to meet those ratios. A breach of any of these covenants in the future could result in a default under the Senior Secured Credit Facility, the 10.875% Indenture, and the 9.75% Indenture (collectively, the Indentures), at which time the lenders could elect to declare all amounts outstanding under the Senior Secured Credit Facility to be immediately due and payable. Any such acceleration would also result in a default under the Indentures.

At December 31, 2010, the aggregate amounts of annual principal maturities of long-term debt and capital leases for the next five years and thereafter are as follows (in thousands):

Years Ending December 31,
2011	$8,821
2012	8,824
2013	8,782
2014	1,498,685
2015	—
Thereafter	300,000
$1,825,112

Loss on Modification and Extinguishment of Debt

During the year ended December 31, 2010, we recognized a loss on modification and extinguishment of debt of  $19.8 million. This loss includes  $13.0 million of premiums, a  $4.3 million non-cash write-off of unamortized debt issuance costs, and  $1.4 million of fees and expenses associated with the amendment of our Senior Secured Credit Facility, issuance of  $300.0 million of 9.75% Notes and redemption of our  $200.0 million of 11.75% Notes in October 2010. In addition, this loss includes  $1.1 million of fees and expenses related to the amendment of our Senior Secured Credit Facility in connection with the issuance of  $100.0 million 10.875% Notes in January 2010.

Debt Issuance Costs

As of December 31, 2010 and 2009, we had  $34.1 million, and  $38.9 million, respectively, of unamortized debt issuance costs, which are included in other assets in our consolidated balance sheets. During the year ended December 31, 2010, we incurred  $10.3 million of debt issuance costs, which were capitalized, in connection with the issuance and registered exchange offer of the  $100.0 million 10.875% Notes in January 2010, and the issuance of the  $300.0 million 9.75% Notes in October 2010. During the years ended December 31, 2009 and 2008, we did not incur any debt issuance costs. For the years ended December 31, 2010, 2009 and 2008, amortization of debt issuance costs was  $7.7 million,  $12.7 million, and  $13.2 million, respectively, and was included in interest expense in our consolidated statements of operations.

MEMBERSHIP EQUITY	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
EQUITY
MEMBERSHIP EQUITY

12. EQUITY

In connection with the DJO merger in November 2007, certain members of DJO management elected to rollover certain options held by them that had not been exercised at or prior to the effective time of the DJO merger. Such rollover options were converted to options to purchase 1,912,577 shares of DJO’s common stock under the 2007 Plan on a tax-deferred basis (Rollover Options). The fair value of these vested Rollover Options was  $15.2 million and was recorded as a component of the cost of the DJO merger.

During the three months ended July 2, 2011, we paid cash of  $2.0 million to our former chief executive officer, upon his retirement, to cancel 355,155 shares of vested Rollover Options held by him. The amount paid represents the excess of the fair market value of the shares over their exercise price. This amount is included as a reduction to member capital in our unaudited condensed consolidated balance sheet as of July 2, 2011.

14.                              MEMBERSHIP EQUITY

During the year ended December 31, 2010, our indirect parent, DJO, sold 93,128 shares of its common stock, subject to a stockholders agreement (See Note 19), at  $16.46 per share, in an offering to certain accredited investors comprised of employees, directors and independent sales agents. Net proceeds from this offering were  $1.5 million. These proceeds were contributed by DJO to us, and have been included in member capital in our consolidated balance sheet as of December 31, 2010. The proceeds were used for working capital purposes.

STOCK OPTION PLANS AND STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
STOCK OPTION PLANS AND STOCK-BASED COMPENSATION
STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

11.  STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

Stock Option Plan

We have one active equity compensation plan, the DJO 2007 Incentive Stock Plan (the 2007 Plan) under which we are authorized to grant awards of stock, options, and other stock-based awards of shares of Common Stock of our indirect parent, DJO, subject to adjustment in certain events. In June 2011, we amended the 2007 Plan to increase the number of shares available to grant from 7,500,000 to 7,925,529.

Options issued under the 2007 Plan can be either incentive stock options or non-qualified stock options. The exercise price of stock options granted will not be less than 100% of the fair market value of the underlying shares on the date of grant and will expire no more than ten years from the date of grant. We adopted a form of non-statutory stock option agreement (the DJO Form Option Agreement) for employee stock option awards under the 2007 Plan, as amended.

Under the DJO Form Option Agreement, one-third of each stock option grant will vest over a specified period of time (typically five years from the date of grant) contingent solely upon the awardees’ continued employment with us (Time-Based Tranche). Prior to the June 2011 amendment described below, another one-third of the stock option grant would have vested based upon achieving a minimum internal rate of return (IRR) and a minimum return of money on invested capital (MOIC), as defined, each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Market Return Tranche). The final one-third of the stock option grant would have vested based upon achieving an increased minimum IRR and an increased minimum return of MOIC, as defined, each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Enhanced Market Return Tranche).

In June 2011, the compensation committee approved further modifications to the terms of the options in the Market Return Tranche and Enhanced Market Return Tranche and the DJO Form Option Agreement. As amended, vesting of the options in the Market Return Tranche are no longer subject to the achievement of a minimum IRR and the options will vest based upon achieving a minimum return of MOIC, and vesting of the options in the Enhanced Market Return Tranche are also no longer subject to achievement of a minimum IRR and the options will vest based on achieving an increased minimum return of MOIC, as defined, each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock.

Stock-Based Compensation

During the three months ended July 2, 2011, we granted 970,500 stock options to employees, including 800,000 options granted to Michael P. Mogul, our new President and Chief Executive Officer.  The weighted average grant date fair value of the options in the Time-Based Tranche was  $6.24 per share.

During the three months ended July 3, 2010, we granted 290,700 stock options to employees, with a weighted average grant date fair value of  $6.77 per share for options in the Time-Based Tranche. During the six months ended July 3, 2010, we granted 501,950 stock options to employees, with a weighted average grant date fair value of  $6.70 per share for the Time-Based Tranche. In addition, during the six months ended July 3, 2010 we granted 1,200 options to non-employee distributors.

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Tranche of stock options granted during the periods presented:

	Three Months Ended		Six Months Ended
	July 2, 2011	July 3, 2010	July 3, 2010
Expected volatility	34.0%	34.2%	34.2 – 34.5%
Risk-free interest rate	2.1%	2.8%	2.8 – 3.0%
Expected years until exercise	6.5	7.0	6.4 – 7.0
Expected dividend yield	0.0%	0.0%	0.0%

We recorded non-cash stock-based compensation expense of  $0.4 million for each of the three months ended July 2, 2011 and July 3, 2010, for options granted to employees. During the six months ended July 2, 2011 and July 3, 2010, we recorded non-cash stock based compensation expense of  $1.3 million and  $0.9 million, respectively, for options granted to employees. Included in stock-based compensation expense for the six months ended July 2, 2011 was  $0.4 million of incremental expense associated with the modification of the terms of options previously granted.

During each of the periods presented, we only recognized non-cash compensation expense for options in the Time-Based Tranche, as the performance and market components of the Market Return and Enhanced Market Return Tranches are not deemed probable at this time. During all of the periods presented, stock based compensation expense for options granted to non employees was not material.

15.                              STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

2007 Stock Incentive Plan

We have one active equity compensation plan, the DJO 2007 Incentive Stock Plan (the 2007 Stock Incentive Plan), under which we are authorized to grant awards of stock, options, and other stock-based awards for up to 7,500,000 shares of common stock of our indirect parent, DJO, subject to adjustment in certain events.

Options issued under the 2007 Stock Incentive Plan can be either incentive stock options or non-qualified stock options. The exercise price of stock options granted will not be less than 100% of the fair market value of the underlying shares on the date of grant, and will expire no more than ten years from the date of grant. We adopted a form of non-statutory stock option agreement (the DJO Form Option Agreement) for employee stock option awards under the 2007 Stock Incentive Plan. Under the DJO Form Option Agreement, one-third of each stock option grant will vest over a specified period of time (typically five years) contingent solely upon the awardees’ continued employment with us (the Time-Based Tranche). As initially adopted, another one-third of stock options were to vest over a specified performance period (typically five years) from the date of grant upon the achievement of certain pre-determined performance targets based on Adjusted EBITDA and free cash flow, as defined (the Performance-Based Tranche). As amended in March 2009, the final one-third of stock options will vest based upon achieving a minimum internal rate of return (IRR) and minimum return of money on invested capital (MOIC), as defined; each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (the Enhanced Market Return Tranche).

In March 2010, DJO’s Compensation Committee of the Board of Directors approved further modifications to the terms of the outstanding options and the DJO Form Option Agreements. The vesting terms of the Time-Based Tranche and Enhanced Market Return Tranche remain the same as discussed above. As modified, the financial performance targets for future years of the Performance-Based Tranche were replaced by new IRR and MOIC targets, similar to the Enhanced Market Return Tranche, each measured with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO capital stock (referred to hereafter as the Market Return Tranche). As a result of this modification, the Market Return Tranche has both a performance component and a market condition component.

Options granted under the 2007 Stock Incentive Plan contain change-in-control provisions that would result in accelerated vesting of the Time-Based Tranche upon the occurrence of a change-in-control. Specifically, the Time-Based Tranche would become immediately exercisable upon the occurrence of a change-in-control if the optionee remains in continuous employment of the Company until the consummation of the change-in-control. However, this change-in-control provision does not apply to the Market Return or Enhanced Market Return Tranches.

Employee Stock Options

During the years ended December 31, 2010, and 2009 respectively, we granted a total of 645,050 and 1,048,146 stock options under the 2007 Stock Incentive Plan to our executive officers, senior management, and certain other employees.

We recorded non-cash compensation expense of  $1.7 million,  $3.3 million, and  $1.3 million, for the years ended December 31, 2010, 2009 and 2008, respectively. We record expense for awards with a performance condition only to the extent deemed probable of achievement, with the exception of market-based options previously modified during 2008 and reallocated to the Time-Based, Market Return, and Enhanced Market Return Tranches. The expense related to the previously modified options is recognized ratably over the vesting period of the stock options using the original grant-date fair value regardless of the probability of achieving the performance conditions.

We are required to reassess at each reporting period whether the achievement of any performance condition is probable, at which time we would recognize the related compensation expense over the remaining performance or service period, if any. As a result of our March 2010 modification, we did not recognize any expense during the year ended December 31, 2010 related to the options in the Market Return and Enhanced Market Return Tranches, as achievement of the performance and market components are not deemed probable at this time. Based on actual financial results achieved for the year ended December 31, 2009, we recognized compensation expense for modified options granted during 2009, and the annual portion of the Tranche associated with the 2008 options that were not previously vested in the then designated Performance-Based Tranche, as we exceeded the minimum threshold requirement of the 2009 modified performance targets.

The fair value of each option award is estimated on the date of grant, or modification, using the Black-Scholes option pricing model for service based awards, and a binomial model for market based awards. In estimating fair value for options issued under the 2007 Stock Incentive Plan, expected volatility was based on historical volatility of comparable publicly-traded companies. As our historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term, we used the simplified method. Expected life is calculated in two tranches based on the employment level defined as executive or employee. The risk-free rate used in calculating fair value of service based stock options for periods within the expected term of the option is based on the U.S. Treasury yield bond curve in effect on the date of grant. As a result of the March 2009 and March 2010 modifications, discussed above, we will no longer use the original grant date fair value to measure compensation cost and have remeasured the estimated fair value of options at the dates of modification.

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Tranche of stock options granted during the years ended December 31, 2010, 2009 and 2008:

	Year Ended December 31,
	2010	2009	2008
Expected volatility	34.2 - 35.8%	34.4 - 34.7%	27.4 - 60.0%
Risk-free interest rate	2.0 - 3.0%	2.3 - 2.8%	2.8% - 4.7%
Expected years until exercise	6.4 -7.0	5.8 - 6.3	4.7 - 7.1
Expected dividend yield	0.0%	0.0%	0.0%

Non-Employee Stock Options

During the year ended December 31, 2010 and 2009, respectively, we granted 24,600 and 21,600 stock options under the 2007 Stock Incentive Plan to non-employees (Non-Employee Options). Non-Employee Options have an exercise price of  $16.46 per share, which was equal to 100% of the estimated fair market value of the stock and will become effective upon the defined effective date and expire ten years from that date. A number of shares equal to 25% of the options granted become vested and exercisable at the end of each of the first four years subsequent to the effective date, provided the optionee is still affiliated with and providing services to the Company. Vesting of the Non-Employee Options is time-based and does not include any performance requirements. The fair value of each option granted to non-employees is required to be re-measured at the end of each reporting period until vested, when the final fair value of the vesting of the option is determined.

In estimating fair value for options issued, expected volatility was based on historical volatility of comparable publicly-traded companies. A contractual life of ten years was used in place of the expected term. The risk-free rate used in calculating the fair value of the non-employee stock options for periods within the contractual life is based on the U.S. Treasury yield bond curve in effect on the date of grant.

The following table presents the assumptions we used in calculating the fair value of the Non-Employee Options granted during the years ended December 31, 2010, 2009 and 2008:

	Year Ended December 31,
	2010	2009	2008
Expected volatility	37.6-38.4%	34.4 -34.7%	27.4%
Risk-free interest rate	2.7-3.7%	2.3-2.8%	3.9%
Contractual term (in years)	10.0	10.0	10.0
Expected dividend yield	0.0%	0.0%	0.0%

We recorded non-cash compensation expense of  $0.2 million,  $0.1 million, and  $0.1 million for the years ended December 31, 2010, 2009 and 2008, associated with Non-Employee Options issued under the 2007 Incentive Stock Plan.

A summary of option activity under the 2007 Stock Incentive Plan is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding at December 31, 2009	6,880,342	$14.69	7.5	$12,221,730
Granted	669,650	$16.46
Exercised	—
Forfeited or expired	(361,708)	$16.46
Outstanding at December 31, 2010	7,188,284	$14.77	6.7	$12,221,730
Exercisable at December 31, 2010	3,650,413	$13.13	5.6	$12,221,730

For the years ended December 31, 2010, 2009 and 2008, the weighted-average grant-date fair value of stock options granted was  $3.07,  $5.55, and  $5.36, respectively.

As of December 31, 2010, total unrecognized stock-based compensation expense related to unvested stock options granted under the 2007 Stock Incentive Plan, excluding options subject to the performance and market components of the Market Return and Enhanced Market Return Tranches, was  $2.3 million, net of expected forfeitures. We anticipate this expense to be recognized over a weighted-average period of approximately three years. Compensation expense associated with the Market Return and Enhanced Market Return Tranches of options granted under the 2007 Stock Incentive Plan, with the exception of those that were issued in connection with a modification, will be recognized only to the extent achievement of the performance and market components are deemed probable.

INCOME TAXES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
INCOME TAXES
INCOME TAXES

10.  INCOME TAXES

Income taxes for the interim periods presented have been included in our unaudited condensed consolidated financial statements on the basis of an estimated annual effective tax rate, adjusted for discrete items. The income tax benefit for these periods differed from the amount which would have been recorded using the U.S. statutory tax rate due primarily to the impact of nondeductible expenses, foreign taxes, deferred taxes on the assumed repatriation of foreign earnings and the existence of valuation allowances in foreign jurisdictions.

For the three months ended July 2, 2011 we recorded an income tax benefit of approximately  $14.5 million on a pre-tax loss of  $33.5 million, resulting in an effective tax rate of 43.3%. For the six months ended July 2, 2011, we recorded an income tax benefit of approximately  $22.0 million on a pre-tax loss of approximately  $61.8 million, resulting in a 35.5% effective tax rate.

For the three and six months ended July 3, 2010, we recorded an income tax benefit of approximately  $24.6 million and  $14.8 million, on a pre-tax loss of approximately  $24.0 million and  $47.6 million, resulting in a 102.3% and 31.1% effective tax rate, respectively. The difference in the tax benefit recorded during the three and six months ended July 2, 2011 and the three and six months ended July 3, 2010 is primarily due to differences in the projected annualized effective tax rates for each year as determined by the Company.  Given the relationship between fixed dollar tax items and pre-tax financial results, the projected annual effective tax rate can change materially based on small variations of income.

We and our subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. With few exceptions, we are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2006. The Internal Revenue Service (IRS) completed its field examination of the 2005 and 2006 tax years during the first half of 2010. The IRS has proposed material adjustments related to transaction cost, stock option, and bad debt deductions included in our 2006 tax return. We have entered into the IRS appeals process and plan on defending each of the proposed adjustments vigorously. The timing of the completion of the appeals process is unclear at this time.  Should the IRS’ proposed adjustments be upheld upon completion of the appeals process, a material reduction in our currently unreserved net operating losses could result.

At December 31, 2010, our gross unrecognized tax benefits were  $17.7 million. For the six months ended July 2, 2011, we increased our gross unrecognized tax benefits by  $1.1 million, resulting in total gross unrecognized tax benefits of  $18.8 million at the end of the period. As of July 2, 2011, we have  $2.7 million accrued for interest and penalties.  To the extent our gross unrecognized tax benefits are recognized in the future, a reduction of  $3.3 million of U.S. Federal tax benefit for related state income tax deductions would result. There is a reasonable possibility that the finalization of the IRS appeals process could result in a material reduction to our unrecognized tax benefits within the next twelve months. Due to the fact that the appeals process has not been finalized, the amount of the unrecognized tax benefits that may be reduced cannot be reasonably estimated.  We anticipate that approximately  $1.5 million of uncertain tax positions related to transfers of intellectual property,  $0.5 million of uncertain tax positions related to research and development costs and  $0.3 million of unrecognized tax positions, each of which are individually immaterial, will decrease in the next twelve months due to the expiration of the statute of limitations. The majority of our unrecognized tax benefits will impact the effective tax rate upon recognition; however,  $2.6 million of unrecognized tax benefits related to prior acquisitions will impact other balance sheet accounts due to various indemnification provisions.

16.                                                        INCOME TAXES

DJO files consolidated tax returns in the U.S. The income taxes of domestic and foreign subsidiaries not included within the consolidated U.S. tax group are presented in our financial statements based on a separate return basis for each tax-paying entity or group.

The components of loss from continuing operations before income tax benefit consist of the following (in thousands):

	Year Ended December 31,
	2010	2009	2008
U.S. operations	$(92,599)	$(76,881)	$(154,156)
Foreign operations	6,669	5,812	6,792
	$(85,930)	$(71,069)	$(147,364)

The income tax benefit consists of the following (in thousands):

	Year Ended December 31,
	2010	2009	2008
Current income taxes:
U.S. Federal	$(305)	$1,144	$(7,634)
U.S. State	1,308	2,321	962
Foreign	4,429	(2,147)	3,303
Total current income taxes	5,432	1,318	(3,369)

Deferred income taxes:
U.S. Federal	(28,231)	(19,708)	(40,213)
U.S. State	(8,879)	(8,627)	(5,023)
Foreign	(2,577)	5,339	(1,076)
Total deferred income taxes	(39,687)	(22,996)	(46,312)
Total income tax benefit	$(34,255)	$(21,678)	$(49,681)

The difference between the income tax benefit derived by applying the U.S. Federal statutory income tax rate of 35% to loss from continuing operations before income tax and the income tax benefit recognized in the consolidated financial statements is as follows (in thousands):

	Year Ended December 31,
	2010	2009	2008
Benefit derived by applying the U.S. Federal statutory income tax rate to loss from continuing operations before income taxes	$(30,075)	$(24,874)	$(51,577)

Add (deduct) the effect of:
State tax benefit, net	(2,594)	(1,071)	(2,482)
Change in state effective tax rates	(2,350)	(3,859)	—
Change in German tax laws	—	(379)	—
Gain on subsidiary stock sale	—	2,609	—
Unrecognized tax benefits	706	2,460	720
Foreign exchange gain	(37)	1,816	—
Permanent differences and other, net	95	1,620	3,658
	$(34,255)	$(21,678)	$(49,681)

The components of deferred income tax assets and liabilities are as follows (in thousands):

	December 31, 2010	December 31, 2009
Deferred tax assets:
Net operating loss carryforwards	$124,810	$112,782
Receivables reserve	25,615	21,575
Other	35,175	33,603
Gross deferred tax assets	185,600	167,960
Valuation allowance	(4,664)	(7,130)
Net deferred tax assets	180,936	160,830

Deferred tax liabilities:
Intangible assets	(398,509)	(418,762)
Foreign earnings repatriation	(14,073)	(13,051)
Other	(10,206)	(9,700)
Gross deferred tax liabilities	(422,788)	(441,513)
Net deferred tax liabilities	$(241,852)	$(280,683)

At December 31, 2010, we maintain  $489 million of net operating loss carryforwards in the U.S., which expire over a period of one to 20 years. Our European net operating loss carryforwards of  $12 million generally are not subject to expiration dates, unless we trigger certain events.

At December 31, 2010 and 2009, we recorded gross deferred tax assets of  $185.6 million, and  $168.0 million, respectively, which we reduced by valuation allowances of  $4.7 million, and  $7.1 million, respectively. We have recorded a valuation allowance against certain European and domestic net operating loss carryforwards due to uncertainties regarding our ability to realize these deferred tax assets.

We do not intend to permanently reinvest the earnings of foreign operations. Accordingly, we recorded a deferred tax expense of  $1.1 million and  $0.5 million, for the years ended December 31, 2010 and 2009, respectively, for unrepatriated foreign earnings in those years.

We and our subsidiaries file income tax returns in the U.S. federal, state and local, and foreign jurisdictions. With few exceptions, we are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2006. The Internal Revenue Service (IRS) completed its field examination of the 2005 and 2006 tax years during the first half of 2010. The IRS has proposed material adjustments related to transaction cost, stock option, and bad debt deductions included in our 2006 tax return. We intend to appeal each of the proposed adjustments vigorously through the IRS appeals process. However, should the IRS’ proposed adjustments be upheld in appeals, a material reduction in our currently unreserved net operating losses could result.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance, beginning of year	$17,495	$14,294	$15,524
Additions based on tax positions related to current year	372	2,660	661
Additions for tax positions related to prior years	477	1,114	2,354
Reductions for tax positions of prior years	—	—	(93)
Reduction due to lapse of statute of limitations	(685)	(474)	(3,992)
Reductions for settlements of tax positions	—	(99)	(160)
Balance, end of year	$17,659	$17,495	$14,294

To the extent our gross unrecognized tax benefits are recognized in the future, a reduction of  $2.7 million of U.S. Federal tax benefit for related state income tax deductions would result. There is a reasonable possibility that the closing of the IRS appeals process could result in a material reduction to our unrecognized tax benefits within the next twelve months. Due to the fact that the appeals process has not been finalized, the amount of the unrecognized tax benefits that may be reduced cannot be reasonably estimated. The majority of our unrecognized tax benefits will impact the effective tax rate upon recognition, however,  $0.6 million related to a prior acquisition will impact other balance sheet accounts due to various indemnification provisions. We recognized interest and penalties of  $0.6 million,  $0.5 million and  $0.4 million in the years ended December 31, 2010, 2009 and 2008, respectively, which was included as a component of income tax benefit in our consolidated statements of operations. As of December 31, 2010 and 2009, we have  $2.2 million and  $1.6 million, respectively, accrued for interest and penalties.

RESTRUCTURING AND RELATED CHARGES	12 Months Ended
Dec. 31, 2010
RESTRUCTURING AND RELATED CHARGES
RESTRUCTURING AND RELATED CHARGES

17.          RESTRUCTURING AND RELATED CHARGES

In June 2009, we announced our plans to close our Chattanooga manufacturing and distribution facility, located in Hixson, Tennessee, and to integrate the operations of the Chattanooga site into our other existing sites. The transition of our Chattanooga activities was completed during the first half of 2010. A summary of the activity relating to the restructuring for the years ended December 31, 2010 and 2009 are as follows (in thousands):

	Severance & Employee Retention	Other	Total
Balance at December 31, 2008	$—	$—	$—
Expensed during period	4,896	479	5,375
Payments made during period	(847)	(74)	(921)
Balance at December 31, 2009	4,049	405	4,454
Expensed during period	1,159	121	1,280
Payments made during period	(5,127)	(518)	(5,645)
Balance at December 31, 2010	$81	$8	$89

Total severance and employee retention related expenses incurred to date as a result of our Chattanooga activities are  $6.7 million. Cumulative costs incurred to date represent our total expected costs.

As a result of the integration of operations of our Chattanooga division, we exited facilities in Hixson and listed the buildings for sale during the first half of 2010. Based on the current estimated fair market value of the buildings, we recorded an impairment charge of  $1.1 million during the first half of 2010, which has been reflected as impairment of assets held for sale in our consolidated statement of operations. The fair market value of the buildings held for sale is estimated to be  $2.8 million, and is included in other current assets in our consolidated balance sheet as of December 31, 2010.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14.  COMMITMENTS AND CONTINGENCIES

The manufacture and sale of orthopedic devices and related products exposes us to a significant risk of product liability claims. From time to time, we have been, and we are currently, subject to a number of product liability claims alleging that the use of our products resulted in adverse effects. Even if we are successful in defending against any liability claims, such claims could nevertheless distract our management, result in substantial costs, harm our reputation, adversely affect the sales of all our products and otherwise harm our business. If there is a significant increase in the number of product liability claims, our business could be adversely affected.

Pain Pump Litigation

We are currently named as one of several defendants in a number of product liability lawsuits involving approximately 80 plaintiffs, including a lawsuit in Canada seeking class action status, related to a disposable drug infusion pump product (pain pump) manufactured by two third party manufacturers that we distributed through our Bracing and Vascular Segment. We sold pumps manufactured by one manufacturer from 1999 to 2003 and then sold pumps manufactured by a second manufacturer from 2003 to 2009. We discontinued our sale of these products in the second quarter of 2009. These cases have been brought against the manufacturers and certain distributors of these pumps, and in some cases, the manufacturers of the anesthetics used in these pumps. All of these lawsuits allege that the use of these pumps with certain anesthetics for prolonged periods after certain shoulder surgeries has resulted in cartilage damage to the plaintiffs. The lawsuits allege damages ranging from unspecified amounts to claims of up to  $10 million. Many of the lawsuits which have been filed in the past three years have named multiple pain pump manufacturers and distributors without having established which manufacturer manufactured or sold the pump in issue. In the past three years, we have been dismissed from a large number of cases when product identification was later established showing that we did not sell the pump at issue. At present, we are named in approximately 20 lawsuits in which product identification has yet to be determined and, as a result, we believe that we will be dismissed from a meaningful number of such cases in the future. In addition, we are named in approximately 6 cases in which it appears we did not distribute the pump in issue and expect to be dismissed in the future. To date, we are aware of only two pain pump trials which have gone to verdict, one in early 2010 which involved a manufacturer whose pump we did not sell and one in September 2010 involving pain pumps that DJO sold to two plaintiffs. In the earlier trial, the plaintiff obtained a verdict of approximately  $5.5 million against the manufacturer. In the second trial involving DJO, the jury rendered a verdict in favor of DJO and its manufacturer on all counts as to two plaintiffs and a verdict on all counts for the manufacturer as to a third plaintiff who had sued only the manufacturer. In the past nine months, we have entered into settlements with plaintiffs in approximately 35 pain pump lawsuits.

Indemnity and Insurance Coverage Related to Pain Pump Claims

We have sought indemnity and tendered the defense of the pain pump cases to the two manufacturers who supplied these pumps to us, to their products liability carriers and to our products liability carriers. These lawsuits are about equally divided between the two manufacturers. Both manufacturers have rejected our tenders of indemnity, and the carriers for the manufacturers have either exhausted coverage limits or denied our tender of indemnity. One manufacturer has ceased operations, has little assets and no additional insurance coverage. The Company has asserted indemnification rights against the successor to this manufacturer. The Company and the other manufacturer have been cooperating in jointly negotiating settlements of those lawsuits in which both parties are named. Our products liability carriers have accepted coverage of these cases, subject to a reservation of the right to deny coverage for customary matters, including punitive damages and off-label promotion. In August 2010, one of our excess carriers for the period ending July 1, 2010 and for the supplemental extended reporting period (SERP) discussed below, which is insuring  $10 million in excess of  $25 million, informed us that it has reserved its right to rescind the policy based on an alleged failure by us and our insurance broker to disclose material information. We disagree with this allegation and are seeking to resolve the issue with this carrier. We could be exposed to material liabilities if our insurance coverage is not available or inadequate and the resources of the two manufacturers, including their respective products liability insurance policies, are unavailable or insufficient to pay the defense costs and settlements or judgments in these cases.

Pain Pump-Related Health Insurance Portability and Accountability Act (HIPAA) Subpoena

On August 2, 2010, we were served with a subpoena under HIPAA seeking numerous documents related to our activities involving the pain pumps discussed above. The subpoena which was issued by the United States Attorney’s Office, Central District of California, refers to an official investigation by the DOJ and the FDA of Federal health care offenses. We have produced documents that are responsive to the subpoena. We believe that our actions related to our prior distribution of these pain pumps have been in compliance with applicable legal standards. We can make no assurance as to the resources that will be needed to respond to any follow-up requests to the subpoena or as to the final outcome of any investigation or further action.

Cold Therapy Litigation

Since mid-2010, we have been named in nine multi-plaintiff lawsuits involving a total of 210 plaintiffs, alleging that the plaintiffs had been injured following use of certain cold therapy products manufactured by the Company. These lawsuits are in their early stages of discovery. The complaints are not specific as to the nature of the injuries, but allege various product liability theories, including inadequate warnings regarding the risks associated with the use of cold therapy and failure to incorporate certain safety features into the design. No specific dollar amounts of damages are alleged and as of July 2, 2011, we cannot estimate a range of potential loss. We intend to defend these matters aggressively.

Our Product Liability Insurance Coverage

We maintain product liability insurance that is subject to annual renewal. Our current policy covers claims reported between July 1, 2011 and June 30, 2012. This policy excludes coverage for claims related to both pain pump products and cold therapy products. As described below, we have other insurance which provides coverage for these excluded products. For the current policy year, we maintain coverage limits (together with excess policies) of up to  $50 million, with deductibles of  $500,000 per claim for claims relating to  invasive products (principally surgical implant products) and  $50,000 per claim for claims relating to all other covered products , with an aggregate self-insured retention of  $2.0 million. Starting with the 2010-2011 policy period, our products liability policy excluded claims related to pain pump products. We purchased supplemental extended reporting period (SERP) coverage for the  $80 million limit product liability policy that expired on June 30, 2010, and this supplemental coverage allows us to report pain pump claims beyond the end of the prior policy. Except for the additional excess coverage mentioned below, this SERP coverage does not provide additional limits to the aggregate  $80 million limits on the prior policy but it does provide that these limits will remain available for pain pump claims reported for an extended period of time. We also purchased additional coverage of  $25 million in excess of the  $80 million limits with a five-year reporting period. Thus, the SERP coverage has a total limit of  $105 million (less amounts paid for claims reported under the prior policy period). Concurrently with the exclusion of our cold therapy products from the current primary products coverage, we purchased SERP coverage for cold therapy product claims for injuries alleged to have occurred prior to July 1, 2011.  This SERP allows us to report such cold therapy claims under our expired 2010-2011 policy which had total limits of  $50 million. We also purchased separate primary and excess policies providing for a total of  $5 million of coverage for claims related to cold therapy products arising from injuries alleged to have occurred after June 30, 2011, with a deductible of  $300,000 per claim and an aggregate deductible of  $4,000,000.  We believe we have adequate insurance coverage for our product liability claims. However, if a product liability claim or series of claims is brought against us for uninsured liabilities or there is an increase in claims which is in excess of our available insurance coverage, our business could suffer materially.

BGS Qui Tam Action and HIPAA Subpoena

We have been named as a defendant along with each of the other companies that manufactures and sells external bone growth stimulators, in a qui tam action filed in Federal Court in Boston, Massachusetts in March 2005 and amended in December 2007. This case is captioned United States ex rel. Beirman v. Orthofix International, N.V., et al., Civil Action No. 05-10557 (D. Mass.). The case was sealed when originally filed and unsealed in March 2009. The plaintiff, or relator, alleges that the defendants have engaged in Medicare fraud and violated Federal and state false claims acts from the time of the original introduction of the devices by each defendant to the present by seeking reimbursement for bone growth stimulators as a purchased item rather than a rental item. The relator also alleges that the defendants are engaged in other marketing practices constituting violations of the Federal and various state anti-kickback statutes. The case is proceeding to the discovery phase. Shortly before becoming aware of the qui tam action, we were advised that our bone growth stimulator business was the subject of an investigation by the DOJ, and on April 10, 2009, we were served with a subpoena under HIPAA seeking numerous documents relating to the marketing and sale by us of bone growth stimulators. On September 21, 2009, we were served with a second HIPAA subpoena related to this DOJ investigation seeking additional documents relating to the marketing and sale by us of bone growth stimulators. We believe that these subpoenas are related to the DOJ’s investigation of the allegations in the qui tam action, although the DOJ has decided not to intervene in the qui tam action at this time. We believe that our marketing practices in the bone growth stimulation business are in compliance with applicable legal standards and we intend to defend this case and investigation vigorously. We can make no assurance as to the resources that will be needed to respond to these matters or the final outcome of such action, and as of July 2, 2011, we cannot estimate a range of potential loss, fines or damages.

18.          COMMITMENTS AND CONTINGENCIES

Commitments

As of December 31, 2010, we had entered into future purchase commitments for inventory, capital acquisitions and other services totaling  $87.2 million in the ordinary course of business. This amount includes an annual commitment of  $7.0 million for monitoring fees to be paid to Blackstone Management Partners V L.L.C. (BMP) through 2019 (see Note 19).

The following table summarizes our contractual obligations (excluding operating leases) for the next five years and thereafter, as of December 31, 2010 (in thousands):

Years Ending December 31,
2011	$27,666
2012	10,474
2013	7,024
2014	7,014
2015	7,000
Thereafter	28,000
$87,178

Operating Leases.  We lease building space, manufacturing facilities and equipment under non-cancelable operating lease agreements that expire at various dates. We record rent incentives as deferred rent and amortize as reductions to lease expense over the lease term. The aggregate minimum rental commitments under non-cancelable leases for the next five years and thereafter, as of December 31, 2010, are as follows (in thousands):

Years Ending December 31,
2011	$9,473
2012	7,535
2013	6,649
2014	6,131
2015	5,263
Thereafter	15,109
$50,160

Rental expense under operating leases totaled  $12.0 million,  $13.4 million, and  $12.4 million for the years ended December 31, 2010, 2009 and 2008, respectively. Scheduled increases in rent expense are amortized on a straight line basis over the life of the lease.

Litigation

The manufacture and sale of orthopedic devices and related products exposes us to a significant risk of product liability claims. From time to time, we have been, and we are currently, subject to a number of product liability claims alleging that the use of our products resulted in adverse effects. Even if we are successful in defending against any liability claims, such claims could nevertheless distract our management, result in substantial costs, harm our reputation, adversely affect the sales of all our products and otherwise harm our business. If there is a significant increase in the number of product liability claims, our business could be adversely affected.

Pain Pump Litigation

We are currently named as one of several defendants in a number of product liability lawsuits involving approximately 100 plaintiffs, including a lawsuit in Canada seeking class action status, related to a disposable drug infusion pump product (pain pump) manufactured by two third party manufacturers that we distributed through our Bracing and Supports Segment. We sold pumps manufactured by one manufacturer from 1999 to 2003 and then sold pumps manufactured by a second manufacturer from 2003 to 2009. We discontinued our sale of these products in the second quarter of 2009. These cases have been brought against the manufacturers and certain distributors of these pumps, and in some cases, the manufacturers of the anesthetics used in these pumps. All of these lawsuits allege that the use of these pumps with certain anesthetics for prolonged periods after certain shoulder surgeries has resulted in cartilage damage to the plaintiffs. The lawsuits allege damages ranging from unspecified amounts to claims of up to  $10 million. Many of the lawsuits which have been filed in the past three years have named multiple pain pump manufacturers and distributors without having established which manufacturer manufactured or sold the pump in issue. In the past three years, we have been dismissed from a large number of cases when product identification was later established showing that we did not sell the pump in issue. At present, we are named in approximately 20 lawsuits in which product identification has yet to be determined and, as a result, we believe that we will be dismissed from a meaningful number of such cases in the future. In addition, we are named in approximately 15 cases in which the plaintiffs have admitted we did not sell the pump in issue, but have alleged a conspiracy theory seeking to hold DJO responsible for subsequent sales by that manufacturer after we ceased buying pumps from that manufacturer. To date, we are aware of only two pain pump trials which have gone to verdict, one in early 2010 which involved a manufacturer whose pump we did not sell and one in September 2010 involving pain pumps that DJO sold to two plaintiffs. In the earlier trial, the plaintiff obtained a verdict of approximately  $5.5 million against the manufacturer. In the second trial involving DJO, the jury rendered a verdict in favor of DJO and its manufacturer on all counts as to two plaintiffs and a verdict on all counts for the manufacturer as to a third plaintiff who had sued only the manufacturer. In the past six months, we have entered into settlements with plaintiffs in approximately 27 pain pump lawsuits. Of these, we have settled approximately 17 cases in joint settlements involving our first manufacturer and we have settled approximately 10 cases involving our second manufacturer in which the manufacturer’s carrier has made some contribution to our settlement amount or any joint settlement, but for which we are seeking indemnity for the balance of our costs.

Indemnity and Insurance Coverage Related to Pain Pump Claims

We have sought indemnity and tendered the defense of the pain pump cases to the two manufacturers who supplied these pumps to us, to their products liability carriers and to our products liability carriers. These lawsuits are about equally divided between the two manufacturers. Both manufacturers have rejected our tenders of indemnity. Until early 2010, the base policy for one of the manufacturers was paying for our defense, but that policy has been exhausted by defense costs of the Company and the manufacturer and by settlements, and a second policy has been significantly eroded by defense costs of the Company and the manufacturer and is expected to be exhausted by settlements in the near future. This manufacturer has ceased operations, has little assets and no additional insurance coverage. The Company has asserted indemnification rights against the successor to this manufacturer and intends to pursue its claims appropriately. The base policy for the other manufacturer has been exhausted and the excess liability carriers for that manufacturer have not accepted coverage for the Company and are not expected to provide for its defense. The Company and this manufacturer have been cooperating in jointly negotiating settlements of those lawsuits in which both parties are named. Our products liability carriers have accepted coverage of these cases, subject to a reservation of the right to deny coverage for customary matters, including punitive damages and off-label promotion. In August 2010, one of our excess carriers for the period ending July 1, 2010 and for the supplemental extended reporting period (SERP) discussed below, which is insuring  $10 million in excess of  $25 million, informed us that it has reserved its right to rescind the policy based on an alleged failure by us and our insurance broker to disclose material information. We disagree with this allegation and are seeking to resolve the issue with this carrier. We could be exposed to material liabilities if our insurance coverage is not available or inadequate and the resources of the two manufacturers, including their respective products liability insurance policies, are unavailable or insufficient to pay the defense costs and settlements or judgments in these cases.

Pain Pump-Related HIPAA Subpoena

On August 2, 2010, we were served with a subpoena under HIPAA seeking numerous documents related to our activities involving the pain pumps discussed above. The subpoena which was issued by the United States Attorney’s Office, Central District of California, refers to an official investigation by the DOJ and the FDA of Federal health care offenses. We are producing documents that are responsive to the subpoena. We believe that our actions related to our prior distribution of these pain pumps have been in compliance with applicable legal standards. We can make no assurance as to the resources that will be needed to respond to the subpoena or the final outcome of any investigation or further action.

Cold Therapy Litigation

Since mid-2010, we have been named in five multi-plaintiff lawsuits involving a total of 150 plaintiffs, alleging that the plaintiffs had been injured following use of certain cold therapy products manufactured by the Company. These lawsuits are in their early stages of discovery. The complaints are not specific as to the nature of the injuries, but allege various product liability theories, including inadequate warnings regarding the risks associated with the use of cold therapy and failure to incorporate certain safety features into the design. No specific dollar amounts of damages are alleged and as of December 31, 2010, we cannot estimate a range of potential loss. We have filed motions to dismiss and to sever and transfer the cases back to the plaintiffs’ respective local jurisdictions and intend to defend these matters aggressively.

Our Product Liability Insurance Coverage

We maintain product liability insurance that is subject to annual renewal. Our current policy covers claims reported between July 1, 2010 and June 30, 2011. No carriers were prepared to cover claims for this reporting period related to the pain pump products described above and therefore our current policies exclude coverage for those products. For the current policy year, we maintain coverage limits (together with excess policies) of up to  $50 million, with self-insured retentions of  $500,000 per claim for claims relating to our cold therapy units,  $500,000 per claim for claims relating to invasive products,  $75,000 per claim for claims relating to non-invasive products other than our cold therapy products, and an aggregate self-insured retention of  $2.25 million. We purchased SERP coverage for our  $80 million limit product liability policy that expired on June 30, 2010, and this supplemental coverage allows us to report pain pump claims beyond the end of the prior policy. Except for the additional excess coverage mentioned below, this SERP coverage does not provide additional limits to the aggregate  $80 million limits on the prior policy but it does provide that these limits will remain available for pain pump claims reported for an extended period of time. Specifically, pain pump claims may be reported under the  $10 million base policy for an indefinite period of time and for a period of five years under the excess layers (until such limits are eroded). We also purchased additional coverage of  $25 million in excess of the  $80 million limits with a five year reporting period. Thus, the SERP coverage has a total limit of  $105 million (less amounts paid for claims reported under the prior policy period). This coverage is subject to a self-insured retention of  $500,000 per claim for claims related to pain pumps, which has been satisfied. Our two product liability policies prior to the policy that expired on June 30, 2010 cover claims reported between July 1, 2007 and February 15, 2008 and between February 15, 2008 and July 1, 2009, respectively. The 2007-2008 policy provides for coverage (together with excess policies) of up to a limit of  $20 million and the 2008-2009 policy provides for coverage (together with excess policies) of up to a limit of  $25 million. Certain of the pain pump cases described above were reported under and are covered by these two policies, with the majority of cases covered by the 2009-2010 policy. Based on the claims made to date, two defenses verdicts on matters which have proceeded to trial and several settlements, we believe we have adequate insurance coverage for our product liability claims. However, if a product liability claim or series of claims is brought against us for uninsured liabilities or there is an increase in claims which is in excess of our available insurance coverage, our business could suffer materially.

BGS Qui Tam Action and HIPAA Subpoena

On April 15, 2009, we became aware of a qui tam action filed in Federal Court in Boston, Massachusetts in March 2005 and amended in December 2007 that names us as a defendant along with each of the other companies that manufactures and sells external bone growth stimulators, as well as The Blackstone Group L.P., an affiliate of our principal stockholder, and the principal stockholder of one of the other companies in the bone growth stimulation business. This case is captioned United States ex rel. Beirman v. Orthofix International, N.V., et al., Civil Action No. 05-10557 (D. Mass.). The case was sealed when originally filed and unsealed in March 2009. The plaintiff, or relator, alleges that the defendants have engaged in Medicare fraud and violated Federal and state false claims acts from the time of the original introduction of the devices by each defendant to the present by seeking reimbursement for bone growth stimulators as a purchased item rather than a rental item. The relator also alleges that the defendants are engaged in other marketing practices constituting violations of the Federal and various state anti-kickback statutes. On December 4, 2009, we filed a motion to dismiss the relator’s complaint. The relator filed a second amended complaint in May 2010 that, among other things, dropped The Blackstone Group as a defendant. We filed another motion to dismiss directed at the second amended complaint, and that motion has been denied. The case is proceeding to the discovery phase. Shortly before becoming aware of the qui tam action, we were advised that our bone growth stimulator business was the subject of an investigation by the DOJ, and on April 10, 2009, we were served with a subpoena under HIPAA seeking numerous documents relating to the marketing and sale by us of bone growth stimulators. On September 21, 2009, we were served with a second HIPAA subpoena related to this DOJ investigation seeking additional documents relating to the marketing and sale by us of bone growth stimulators. We believe that these subpoenas are related to the DOJ’s investigation of the allegations in the qui tam action, although the DOJ has decided not to intervene in the qui tam action at this time. We believe that our marketing practices in the bone growth stimulation business are in compliance with applicable legal standards and we intend to defend this case and investigation vigorously. We can make no assurance as to the resources that will be needed to respond to these matters or the final outcome of such action, and as of December 31, 2010, we cannot estimate a range of potential loss, fines or damages.

Compex Dispute

In December 2006, we recorded  $1.1 million as a contingent liability with an offsetting adjustment to goodwill relating to litigation against Compex Technologies, Inc. (Compex) regarding a dispute over custom duties and value-added tax on imported goods as part of the purchase accounting of Compex. In February 2007, a judgment in the dispute with the custom officials was issued by the court which resulted in partial unfavorable rulings for each side. In June 2008, the Appeal Court of Paris announced a preliminary judgment in our favor. In August 2008, we received written notice that the French custom officials would not appeal the ruling. As such, we reversed our contingent liability previously accrued for and recorded it as a reduction to expense within the condensed consolidated statement of operations in 2008.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13.  RELATED PARTY TRANSACTIONS

Blackstone Management Partners V L.L.C. (BMP), an affiliate of our major shareholder, provides certain monitoring, advisory and consulting services to us for an annual monitoring fee equal to the greater of  $7.0 million or 2% of consolidated EBITDA as defined in the Transaction and Monitoring Fee Agreement, payable in the first quarter of each year. The monitoring fee agreement will continue until the earlier of November 2019, or such date as DJO and BMP may mutually determine. DJO has agreed to indemnify BMP and its affiliates, directors, officers, employees, agents and representatives from and against all liabilities relating to the services contemplated by the Transaction and Monitoring Fee Agreement and the engagement of BMP pursuant to, and the performance of BMP and its affiliates of the services contemplated by, the Transaction and Monitoring Fee Agreement. At any time in connection with or in anticipation of a change of control of DJO, a sale of all or substantially all of DJO’s assets or an initial public offering of common stock of DJO, BMP may elect to receive, in lieu of remaining annual monitoring fee payments, a single lump sum cash payment equal to the then-present value of all then-current and future annual monitoring fees payable under the Transaction and Monitoring Fee Agreement, assuming a hypothetical termination date of the agreement to be November 2019. For each of the three and six month periods presented, we recognized  $1.75 million and  $3.5 million, respectively, related to the annual monitoring fee, which was recorded as a component of selling, general and administrative expense in our unaudited condensed consolidated statements of operations.

In addition, during the three months ended July 2, 2011, in connection with the Dr. Comfort acquisition, we paid  $5.0 million of transaction and advisory fees to Blackstone Advisory Partners, L.P., an affiliate of our major shareholder, which was recorded as a component of selling, general and administrative expense in our unaudited condensed consolidated statements of operations.

19.          RELATED PARTY TRANSACTIONS

Management Stockholder’s Agreement

All members of DJO’s management who own shares of DJO common stock or options to purchase DJO common stock are parties to a Management Stockholders Agreement, dated November 3, 2006, among DJO, Grand Slam Holdings, LLC (BCP Holdings), Blackstone, certain of its affiliates (BCP Holdings and Blackstone and its affiliates are referred to as Blackstone Parent Stockholders), and such members of DJO’s management, as amended by the First Amendment to Management Stockholders Agreement (the Management Stockholders Agreement). The Management Stockholders Agreement provides that upon termination of a management stockholder’s employment for any reason, DJO and a Blackstone Parent Stockholder may collectively exercise the right to purchase all of the shares of DJO common stock held by such management stockholder within one year after such termination (or, with respect to shares purchased upon exercise of options after termination of employment, one year following such exercise). If a management stockholder is terminated for cause (as defined in the Agreement), or voluntarily terminates their employment and such termination would have constituted a termination for cause if it would have been initiated by DJO, and DJO or a Blackstone Parent Stockholder exercises its call rights after such termination, the management stockholder would receive the lower of fair market value or cost for the management stockholder’s callable shares. In the case of all other terminations of employment, the management stockholder would receive fair market value for such shares.

The Management Stockholders Agreement imposes significant restrictions on transfers of shares of DJO’s common stock held by management stockholders and provides a right of first refusal to DJO or Blackstone, if DJO fails to exercise such right, on any proposed sale of DJO’s common stock held by a management stockholder following the lapse of the transfer restrictions and prior to the occurrence of a qualified public offering (as such term is defined in that agreement) of DJO. In addition, prior to a qualified public offering, Blackstone will have drag-along rights, and management stockholders will have tag-along rights, in the event of a sale of DJO’s common stock by Blackstone to a third party (or in the event of a sale of BCP Holdings’ equity interests to a third party) in the same proportion as the shares or equity interests sold by Blackstone. The Management Stockholders Agreement also provides that, after the occurrence of a qualified public offering, the management stockholders will receive customary piggyback registration rights with respect to shares of DJO common stock held by them.

All parties receiving an award of stock options, including all DJO directors who have been granted options, as well as all purchasers of common stock in DJO’s private stock offering in 2010, are parties to a Stockholders Agreement which has the same material terms and conditions as the Management Stockholders Agreement.

Transaction and Monitoring Fee Agreement

Under the Transaction and Monitoring Fee Agreement, at the closing of the DJO Merger, we paid BMP, an affiliate of our primary shareholder, a  $15.0 million transaction fee and  $0.6 million for related expenses. Also, pursuant to this agreement, at the closing of the DJO Merger, we paid Blackstone Advisory Services, L.P. (BAS), an affiliate of BMP, a  $3.0 million advisory fee in consideration of the provision of certain strategic and other advice and assistance by BAS on behalf of BMP.

In connection with the DJO Merger, BMP has agreed to provide certain monitoring, advisory and consulting services to us for an annual monitoring fee equal to the greater of  $7.0 million or 2% of consolidated EBITDA as defined in the Transaction and Monitoring Fee Agreement, payable in the first quarter of each year. The monitoring fee agreement will continue until the earlier of November 2019, or such date as DJO and BMP may mutually determine. DJO has agreed to indemnify BMP and its affiliates, directors, officers, employees, agents and representatives from and against all liabilities relating to the services contemplated by the Transaction and Monitoring Fee Agreement and the engagement of BMP pursuant to, and the performance of BMP and its affiliates of the services contemplated by, the Transaction and Monitoring Fee Agreement. At any time in connection with or in anticipation of a change of control of DJO, a sale of all or substantially all of DJO’s assets or an initial public offering of common stock of DJO, BMP may elect to receive, in lieu of remaining annual monitoring fee payments, a single lump sum cash payment equal to the then-present value of all then-current and future annual monitoring fees payable under the Transaction and Monitoring Fee Agreement, assuming a hypothetical termination date of the agreement to be November 2019. For each of the years ended December 31, 2010, 2009 and 2008, we expensed  $7.0 million related to the annual monitoring fee, which is recorded as a component of selling, general and administrative expense in the consolidated statements of operations.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

20.                              EMPLOYEE BENEFIT PLANS

We have multiple qualified defined contribution plans, which allow for voluntary pre-tax contributions by employees. We pay all general and administrative expenses of the plans and may make contributions to the plans. Based on 100% of the first 1% and 50% of the next 5% of compensation deferred by employees (subject to IRS limits and non-discrimination testing), we made matching contributions of  $3.4 million,  $3.7 million, and  $3.3 million, to the plan for the years ended December 31, 2010, 2009 and 2008, respectively. The plans provide for discretionary contributions by us, as approved by the Board of Directors. There have been no such discretionary contributions through December 31, 2010. In addition, we made contributions to our international pension plans of  $0.4 million, for each of the years ended December 31, 2010 and 2009, and  $0.6 million for the year ended December 31, 2008.

SEGMENT AND GEOGRAPHIC INFORMATION	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

15. SEGMENT AND GEOGRAPHIC INFORMATION

We provide a broad array of orthopedic rehabilitation and regeneration products, as well as surgical implants to customers in the United States and abroad.

During the first quarter of 2011, we changed the name of our Bracing and Supports Segment to Bracing and Vascular Segment to reflect the addition of our recent acquisitions, which have increased our focus on the vascular market. This segment also includes the U.S. results of operations attributable to Dr. Comfort, ETI and Circle City, from their respective dates of acquisition (see Note 2). This change had no impact on previously reported segment information.

We currently develop, manufacture and distribute our products through the following four operating segments:

Bracing and Vascular Segment

Our Bracing and Vascular Segment, which generates its revenues in the United States, offers our rigid knee bracing products, orthopedic soft goods, cold therapy products, vascular systems, and compression therapy products, primarily under our DonJoy, ProCare and Aircast brands. The U.S. results of our recent Circle City and ETI acquisitions are included within this segment. This segment also includes our OfficeCare business, through which we maintain an inventory of soft goods and other products at healthcare facilities, primarily orthopedic practices, for immediate distribution to patients. In addition, included within this segment is our newly acquired Dr. Comfort business, which develops and manufactures therapeutic footwear and related medical and comfort products serving the diabetes care market in podiatry practices, orthotic and prosthetic centers, home medical equipment providers and independent pharmacies.

Recovery Sciences Segment

Our Recovery Sciences Segment, which generates its revenues in the United States, is divided into four main businesses:

·                  Empi.  Our Empi business unit offers our home electrotherapy, iontophoresis, and home traction products. We primarily sell these products directly to patients or to physical therapy clinics. For products sold to patients, we arrange billing to the patients and their third party payors.

·                  Regeneration.  Our Regeneration business unit primarily sells our bone growth stimulation products. We sell these products either directly to patients or to independent distributors. For products sold to patients, we arrange billing to the patients and their third party payors.

·                  Chattanooga.  Our Chattanooga business unit offers products in the clinical rehabilitation market in the categories of clinical electrotherapy devices, clinical traction devices, and other clinical products and supplies such as treatment tables, continuous passive motion (CPM) devices and dry heat therapy.

·                  Athlete Direct.  Our Athlete Direct business unit offers consumers ranging from fitness enthusiasts to competitive athletes our Compex electrostimulation device, which is used in athletic training programs to aid muscle development and to accelerate muscle recovery after training sessions.

International Segment

Our International Segment, which generates most of its revenues in Europe, sells all of our products and certain third party products through a combination of direct sales representatives and independent distributors.

Surgical Implant Segment

Our Surgical Implant Segment, which generates its revenues in the United States, develops, manufactures and markets a wide variety of knee, hip and shoulder implant products that serve the orthopedic reconstructive joint implant market.

Information regarding our reportable business segments is presented below (in thousands). Segment results exclude the impact of amortization of intangible assets, certain general corporate expenses and charges related to various integration activities, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures as defined. We do not allocate assets to reportable segments because a significant portion of our assets are shared by segments.

	Three Months Ended		Six Months Ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Net sales:
Bracing and Vascular Segment	$102,056	$78,915	$180,235	$153,931
Recovery Sciences Segment	86,221	87,273	171,379	171,477
International Segment	73,083	61,125	142,948	125,019
Surgical Implant Segment	16,426	15,214	32,935	32,176
	$277,786	$242,527	$527,497	$482,603

Gross profit:
Bracing and Vascular Segment	$53,909	$43,983	$96,596	$85,344
Recovery Sciences Segment	65,509	66,409	130,263	129,020
International Segment	42,355	37,671	81,904	75,400
Surgical Implant Segment	11,653	10,813	23,541	24,275
Expenses not allocated to segments and eliminations	(6,730)	(914)	(9,053)	(3,355)
	$166,696	$157,962	$323,251	$310,684

Operating income:
Bracing and Vascular Segment	$21,099	$17,605	$35,495	$33,240
Recovery Sciences Segment	23,821	29,466	47,500	54,479
International Segment	15,864	15,717	29,067	31,035
Surgical Implant Segment	1,060	1,396	1,403	4,144
Expenses not allocated to segments and eliminations	(54,601)	(48,215)	(94,303)	(89,358)
	$7,243	$15,969	$19,162	$33,540

Geographic Area

Following are our net sales by geographic area, based on location of customer (in thousands):

	Three Months Ended		Six Months Ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Net sales:
United States	$204,703	$175,240	$384,495	$347,744
Germany	24,291	18,249	47,491	39,321
Other Europe, Middle East and Africa	34,648	25,796	62,337	51,602
Asia Pacific	3,603	6,914	9,288	13,147
Other	10,541	16,328	23,886	30,789
	$277,786	$242,527	$527,497	$482,603

21.          SEGMENT AND GEOGRAPHIC INFORMATION

We provide a broad array of orthopedic rehabilitation and regeneration products, as well as surgical implants to customers in the United States and abroad. In the second quarter of 2010, we changed how we report our segment financial information to senior management. Prior to the second quarter of 2010, our Recovery Sciences and Bracing and Supports Segments were reported together as the Domestic Rehabilitation Segment. During the second quarter, as a result of our recent sales and marketing leadership reorganization, these businesses are now separately evaluated and managed. Segment information for all periods presented has been restated to reflect this change. We currently develop, manufacture and distribute our products through the following four operating segments:

Recovery Sciences Segment

Our Recovery Sciences Segment, which generates its revenues in the United States, is divided into four main businesses:

·                  Empi.  Our Empi business unit offers our home electrotherapy, iontophoresis, and home traction products. We primarily sell these products directly to patients or to physical therapy clinics. For products sold to patients, we arrange billing to the patients and their third party payors.

·                  Regeneration.  Our Regeneration business unit primarily sells our bone growth stimulation products. We sell these products either directly to patients or to independent distributors. For products sold to patients, we arrange billing to the patients and their third party payors.

·                  Chattanooga.  Our Chattanooga business unit offers products in the clinical rehabilitation market in the categories of clinical electrotherapy devices, clinical traction devices, and other clinical products and supplies such as treatment tables, continuous passive motion (CPM) devices and dry heat therapy.

·                  Athlete Direct.  Our Athlete Direct business unit offers consumers ranging from fitness enthusiasts to competitive athletes our Compex electrostimulation device, which is used in athletic training programs to aid muscle development and to accelerate muscle recovery after training sessions.

Bracing and Supports Segment

Our Bracing and Supports Segment, which generates its revenues in the United States, offers our DonJoy, ProCare and Aircast products, including rigid knee bracing, orthopedic soft goods, cold therapy products, and vascular systems. This segment also includes our OfficeCare business, through which we maintain an inventory of soft goods and other products at healthcare facilities, primarily orthopedic practices, for immediate distribution to patients.

International Segment

Our International Segment, which generates most of its revenues in Europe, sells all of our products and certain third party products through a combination of direct sales representatives and independent distributors.

Surgical Implant Segment

Our Surgical Implant Segment develops, manufactures and markets a wide variety of knee, hip and shoulder implant products that serve the orthopedic reconstructive joint implant market in the United States.

We sell our Recovery Sciences, Bracing and Supports, and International Segment products through a variety of distribution channels. We sell our home therapy products to wholesale customers and directly to patients. We recognize wholesale revenue when we ship our products to our wholesale customers. We recognize home therapy retail revenue, both rental and purchase, when our product has been dispensed to the patient and the patient’s insurance has been verified. We recognize revenue for product shipped directly to the patient at the time of shipment. For retail products that are sold from our inventories consigned at clinic locations, we recognize revenue when we receive notice that the device has been prescribed and dispensed to the patient and the insurance has been verified or preauthorization from the insurance company has been obtained, when required.

We sell our DonJoy products through a network of independent sales representatives. We record revenues from sales made by sales representatives, who are paid commissions, when the product is shipped to the customer. For certain of our other products, we sell directly to the patient and bill a third party payor, if applicable, on behalf of the patient.

We sell our ProCare, Aircast and clinical rehabilitation products to distributors. We record revenue at the time product is shipped to the distributor. Distributors take title to the products, assume credit and product obsolescence risks, must pay within specified periods regardless of when they sell or use the products and have no price protection except for distributors who participate in our rebate program.

We sell our products to customers outside the United States through wholly owned subsidiaries or independent distributors. We record revenue from sales to distributors at the time product is shipped to the distributor. Our international distributors take title to the products, assume credit and product obsolescence risks, must pay within specified periods regardless of when they sell the products and have no price protection. We record revenue from sales made by our wholly owned subsidiaries at the time product is shipped to the customer.

We sell our Surgical Implant Segment products through a network of independent sales representatives. We record revenues from sales made by sales representatives, who are paid commissions at the time the product is used in a surgical procedure (implanted in a patient) and a purchase order is received from the hospital. We include amounts billed to customers for freight in revenue.

Information regarding our reportable business segments is presented in the table below (in thousands). The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined. Moreover, we do not allocate assets to reportable segments because a significant portion of assets are shared by the segments.

	Year Ended December 31,
	2010	2009	2008
Net sales:
Recovery Sciences Segment	$347,139	$342,026	$338,592
Bracing and Supports Segment	311,620	298,759	295,967
International Segment	244,493	241,464	252,313
Surgical Implant Segment	62,721	63,877	61,597
Consolidated net sales	$965,973	$946,126	$948,469

Gross profit:
Recovery Sciences Segment	$265,196	$257,466	$248,719
Bracing and Supports Segment	170,786	168,009	155,021
International Segment	143,562	137,142	151,901
Surgical Implant Segment	46,031	49,799	50,469
Expenses not allocated to segments and eliminations	(4,872)	(5,009)	(7,818)
Consolidated gross profit	$620,703	$607,407	$598,292

Operating income:
Recovery Sciences Segment	$117,656	$107,157	$84,780
Bracing and Supports Segment	68,058	70,805	53,776
International Segment	7,121	12,955	12,815
Surgical Implant Segment	56,356	49,051	55,295
Expenses not allocated to segments and eliminations	(161,311)	(161,111)	(173,325)
Consolidated operating income	$87,880	$78,857	$33,341

(1)         Segment results exclude the impact of amortization and impairment of intangible assets, impairment of assets held for sale, certain general corporate expenses, and charges related to various integration activities, as defined by management.

Geographic Area

Following are our net sales by geographic area (in thousands):

	Year Ended December 31,
	2010	2009	2008

United States	$718,601	$704,954	$696,156
Germany	74,441	74,185	65,228
Other Europe, Middle East, and Africa	98,502	110,140	143,018
Asia Pacific	20,426	15,541	12,595
Other	54,003	41,306	31,472
	$965,973	$946,126	$948,469

Net sales are attributed to countries based on location of customer. For the years ended December 31, 2010, 2009 and 2008, no individual customer or distributor accounted for 10% or more of total annual net sales.

Following are our long-lived assets by geographic area (in thousands):

	December 31, 2010	December 31, 2009
United States	$2,260,573	$2,367,143
International	160,982	141,160
	$2,421,555	$2,508,303

UNAUDITED QUARTERLY CONSOLIDATED FINANCIAL DATA	12 Months Ended
Dec. 31, 2010
UNAUDITED QUARTERLY CONSOLIDATED FINANCIAL DATA
UNAUDITED QUARTERLY CONSOLIDATED FINANCIAL DATA

22.          UNAUDITED QUARTERLY CONSOLIDATED FINANCIAL DATA

We operate our business on a manufacturing calendar, with our fiscal year always ending on December 31. Each quarter is 13 weeks, consisting of two four-week periods and one five-week period. Our first and fourth quarters may have more or fewer shipping days from year to year based on the days of the week on which holidays and December 31 fall.

The following table presents our unaudited quarterly consolidated financial data (in thousands):

	Three months ended
	April 3, 2010	July 3, 2010	October 2, 2010	December 31, 2010
Net sales	$240,076	$242,527	$233,559	$249,811
Gross profit	152,722	157,962	149,412	160,607
Operating income	17,571	15,969	21,445	32,895
Net income (loss)	(33,336)	564	(7,531)	(11,372)
Net income (loss) attributable to DJOFL	(33,658)	243	(7,715)	(11,402)

	Three months ended
	March 28, 2009	June 27, 2009	September 26, 2009	December 31, 2009
Net sales	$217,653	$235,112	$236,186	$257,175
Gross profit	138,653	152,956	150,147	165,651
Operating income	13,119	19,018	23,558	23,162
Net loss	(14,169)	(12,950)	(11,280)	(11,311)
Net loss attributable to DJOFL	(14,308)	(13,085)	(11,374)	(11,666)

SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

16.  SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

DJOFL and its direct wholly owned subsidiary, DJO Finco, issued  $575.0 million and  $100.0 million of 10.875% Notes in November 2007 and January 2010, respectively,  $300.0 million of 9.75% Notes in October 2010 and  $300.0 million of 7.75% Notes in April 2011.

DJO Finco was formed solely to act as a co-issuer of the notes, has only nominal assets and does not conduct any operations. The Indentures generally prohibit DJO Finco from holding any assets, becoming liable for any obligations or engaging in any business activity. The 10.875% Notes and 7.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior basis by all of DJOFL’s domestic subsidiaries (other than the co-issuer) that are 100% owned, directly or indirectly, by DJOFL (the Guarantors). The 9.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior subordinated basis by the Guarantors. Our foreign subsidiaries (the Non-Guarantors) do not guarantee the notes. The Guarantors also unconditionally guarantee the Senior Secured Credit Facility.

The following tables present the financial position, results of operations and cash flows of DJOFL, the Guarantors, the Non-Guarantors and certain eliminations for the periods presented.

DJO Finance LLC

Unaudited Condensed Consolidating Balance Sheets

As of July 2, 2011

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$13,385	$2,932	$24,654	$—	$40,971
Accounts receivable, net	—	128,949	40,570	—	169,519
Inventories, net	—	114,582	24,110	2,627	141,319
Deferred tax assets, net	—	43,554	440	—	43,994
Prepaid expenses and other current assets	73	18,961	3,448	2,622	25,104
Total current assets	13,458	308,978	93,222	5,249	420,907
Property and equipment, net	—	90,157	14,368	(5,338)	99,187
Goodwill	—	1,274,193	119,193	(32,294)	1,361,092
Intangible assets, net	—	1,163,347	36,984	—	1,200,331
Investment in subsidiaries	1,297,699	1,695,817	88,135	(3,081,651)	—
Intercompany receivables	1,314,271	—	—	(1,314,271)	—
Other non-current assets	37,818	3,245	1,738	—	42,801
Total assets	$2,663,246	$4,535,737	$353,640	$(4,428,305)	$3,124,318

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$51,628	$10,225	$—	$61,853
Current portion of debt and capital lease obligations	8,782	40	—	—	8,822
Other current liabilities	25,012	59,250	28,532	2,565	115,359
Total current liabilities	33,794	110,918	38,757	2,565	186,034
Long-term debt and capital lease obligations	2,158,182	20	—	—	2,158,202
Deferred tax liabilities, net	—	277,732	12,066	(335)	289,463
Intercompany payables, net	—	1,091,963	136,547	(1,228,510)	—
Other long-term liabilities	—	15,905	607	—	16,512
Total liabilities	2,191,976	1,496,538	187,977	(1,226,280)	2,650,211
Noncontrolling interests	—	—	2,837	—	2,837
Total membership equity	471,270	3,039,199	162,826	(3,202,025)	471,270
Total liabilities and equity	$2,663,246	$4,535,737	$353,640	$(4,428,305)	$3,124,318

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended July 2, 2011

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated

Net sales	$—	$229,790	$68,355	$(20,359)	$277,786
Cost of sales (exclusive of amortization of intangible assets of $9,785)	—	97,948	44,824	(31,682)	111,090
Gross profit	—	131,842	23,531	11,323	166,696

Operating expenses:
Selling, general and administrative	—	104,042	24,801	—	128,843
Research and development	—	5,050	1,051	—	6,101
Amortization of intangible assets	—	23,384	1,125	—	24,509
	—	132,476	26,977	—	159,453
Operating (loss) income	—	(634)	(3,446)	11,323	7,243

Other income (expense):
Interest expense	(42,386)	(3)	(40)	—	(42,429)
Interest income	3	17	33	—	53
Other income, net	—	874	807	—	1,681
Intercompany income (expense)	4,086	(3,033)	(342)	(711)	—
Equity in income of subsidiaries, net	19,042	—	—	(19,042)	—
	(19,255)	(2,145)	458	(19,753)	(40,695)
Loss before income taxes	(19,255)	(2,779)	(2,988)	(8,430)	(33,452)
Income tax benefit (provision)	—	16,963	(2,952)	481	14,492
Net (loss) income	(19,255)	14,184	(5,940)	(7,949)	(18,960)
Net income attributable to noncontrolling interests	—	—	(295)	—	(295)
Net (loss) income attributable to DJOFL	$(19,255)	$14,184	$(6,235)	$(7,949)	$(19,255)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Six Months Ended July 2, 2011

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated

Net sales	$—	$432,879	$134,183	$(39,565)	$527,497
Cost of sales (exclusive of amortization of intangible assets of $19,143)	—	174,123	86,401	(56,278)	204,246
Gross profit	—	258,756	47,782	16,713	323,251

Operating expenses:
Selling, general and administrative	—	198,262	47,645	—	245,907
Research and development	—	10,950	2,294	—	13,244
Amortization of intangible assets	—	42,801	2,137	—	44,938
	—	252,013	52,076	—	304,089
Operating income (loss)	—	6,743	(4,294)	16,713	19,162

Other income (expense):
Interest expense	(83,417)	(10)	(129)	—	(83,556)
Interest income	7	94	62	—	163
Loss on modification of debt	(2,065)	—	—	—	(2,065)
Other income, net	—	2,216	2,237	—	4,453
Intercompany income (expense)	10,625	(8,798)	(1,679)	(148)	—
Equity in income of subsidiaries, net	34,356	—	—	(34,356)	—
	(40,494)	(6,498)	491	(34,504)	(81,005)
(Loss) income before income taxes	(40,494)	245	(3,803)	(17,791)	(61,843)
Income tax benefit (provision)	—	25,253	(3,775)	481	21,959
Net (loss) income	(40,494)	25,498	(7,578)	(17,310)	(39,884)
Net income attributable to noncontrolling interests	—	—	(610)	—	(610)
Net (loss) income attributable to DJOFL	$(40,494)	$25,498	$(8,188)	$(17,310)	$(40,494)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Six Months Ended July 2, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net (loss) income	$(40,494)	$25,498	$(7,578)	$(17,310)	$(39,884)

Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	11,204	2,682	(154)	13,732
Amortization of intangible assets	—	42,801	2,137	—	44,938
Amortization of debt issuance costs and non-cash interest expense	4,086	—	—	—	4,086
Stock-based compensation expense	—	1,331	—	—	1,331
Loss on disposal of assets, net	—	153	225	—	378
Deferred income tax benefit	(1,235)	(24,796)	(394)	(481)	(26,906)
Provision for doubtful accounts and sales returns	—	12,961	271	—	13,232
Inventory reserves	—	2,959	729	—	3,688
Equity in income of subsidiaries, net	(34,356)	—	—	34,356	—

Changes in operating assets and liabilities:
Accounts receivable	—	(16,210)	(4,642)	—	(20,852)
Inventories	—	(9,418)	5,359	(6,316)	(10,375)
Prepaid expenses and other assets	88	2,616	(978)	20	1,746
Accounts payable and other current liabilities	5,929	10,798	5,352	426	22,505
Net cash (used in) provided by operating activities	(65,982)	59,897	3,163	10,541	7,619

Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(317,669)	—	—	(317,669)
Purchases of property and equipment	—	(17,546)	(3,085)	(61)	(20,692)
Other investing activities, net	—	211	4	—	215
Net cash used in investing activities	—	(335,004)	(3,081)	(61)	(338,146)

Cash Flows From Financing Activities:
Intercompany	(271,375)	279,439	2,416	(10,480)	—
Proceeds from issuance of debt	400,000	—	—	—	400,000
Repayments of debt and capital lease obligations	(58,391)	(21)	(1)	—	(58,413)
Payment of debt issuance costs	(7,468)	—	—	—	(7,468)
Repurchase of vested options	—	(2,000)	—	—	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	—		(682)	—	(682)
Net cash provided by financing activities	62,766	277,418	1,733	(10,480)	331,437
Effect of exchange rate changes on cash and cash equivalents	—	—	1,929	—	1,929
Net (decrease) increase in cash and cash equivalents	(3,216)	2,311	3,744	—	2,839
Cash and cash equivalents at beginning of period	16,601	621	20,910	—	38,132
Cash and cash equivalents at end of period	$13,385	$2,932	$24,654	$—	$40,971

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended July 3, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$205,053	$32,765	$4,709	$242,527
Cost of sales (exclusive of amortization of intangible assets of $9,062 included below)	—	74,732	7,280	2,553	84,565
Gross profit	—	130,321	25,485	2,156	157,962
Operating expenses:
Selling, general and administrative	—	97,199	19,663	—	116,862
Research and development	—	4,542	918	—	5,460
Amortization of intangible assets	—	18,716	955	—	19,671
	—	120,457	21,536	—	141,993
Operating income	—	9,864	3,949	2,156	15,969
Other income (expense):
Interest expense	(37,124)	(4)	(60)	—	(37,188)
Interest income	1	53	6	—	60
Other income (expense), net	—	(998)	(1,742)	(97)	(2,837)
Intercompany income (expense), net	36,087	(2,862)	(1,130)	(32,095)	—
Equity in income of subsidiaries, net	1,279	—	—	(1,279)	—
	243	(3,811)	(2,926)	(33,471)	(39,965)
Income (loss) before income taxes	243	6,053	1,023	(31,315)	(23,996)
Income tax benefit (provision)	—	25,863	(1,303)	—	24,560
Net income (loss)	243	31,916	(280)	(31,315)	564
Net income attributable to noncontrolling interests	—	—	(321)	—	(321)
Net income (loss) attributable to DJO Finance LLC	$243	$31,916	$(601)	$(31,315)	$243

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Six Months Ended July 3, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$415,864	$103,114	$(36,375)	$482,603
Cost of sales (exclusive of amortization of intangible assets of $17,981 included below)	—	158,296	50,968	(37,345)	171,919
Gross profit	—	257,568	52,146	970	310,684
Operating expenses:
Selling, general and administrative	—	187,294	40,094	—	227,388
Research and development	—	9,274	1,757	—	11,031
Amortization of intangible assets	—	36,793	1,932	—	38,725
		233,361	43,783	—	277,144
Operating income	—	24,207	8,363	970	33,540
Other income (expense):
Interest expense	(77,466)	(43)	(118)	—	(77,627)
Interest income	3	100	37	—	140
Loss on modification of debt	(1,096)	—	—	—	(1,096)
Other income (expense), net	—	87	(2,473)	(135)	(2,521)
Intercompany income (expense), net	61,793	(39,447)	(1,886)	(20,460)	—
Equity in loss of subsidiaries, net	(16,649)	—	—	16,649	—
	(33,415)	(39,303)	(4,440)	(3,946)	(81,104)
(Loss) income before income taxes	(33,415)	(15,096)	3,923	(2,976)	(47,564)
Income tax provision (benefit)	—	(17,079)	2,287	—	14,792
Net (loss) income	(33,415)	1,983	1,636	(2,976)	(32,772)
Net income attributable to noncontrolling interests	—	—	(643)	—	(643)
Net (loss) income attributable to DJO Finance LLC	$(33,415)	$1,983	$993	$(2,976)	$(33,415)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Six Months Ended July 3, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net (loss) income	$(33,415)	$1,983	$1,636	$(2,976)	$(32,772)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	10,811	2,358	(64)	13,105
Amortization of intangible assets	—	36,793	1,932	—	38,725
Amortization of debt issuance costs and non-cash interest expense	7,193	—	—	—	7,193
Stock-based compensation expense	—	865	—	—	865
Loss on disposal of assets, net	—	1,856	129	(178)	1,807
Deferred income tax benefit	—	(17,409)	(138)	—	(17,547)
Equity in loss of subsidiaries, net	16,649	—	—	(16,649)	—
Provision for doubtful accounts and sales returns	—	17,054	334	—	17,388
Inventory reserves	—	2,472	368	—	2,840
Changes in operating assets and liabilities:
Accounts receivable	—	(18,733)	(608)	—	(19,341)
Inventories	—	(3,993)	(2,392)	(2,234)	(8,619)
Prepaid expenses and other assets	92	11,954	(23,987)	—	(11,941)
Accounts payable and other current liabilities	1,632	18,345	(1,527)	—	18,450
Net cash provided by (used in) operating activities	(7,849)	61,998	(21,895)	(22,101)	10,153
INVESTING ACTIVITIES:
Cash paid in connection with acquisitions, net of cash acquired	—	(810)	—	—	(810)
Purchases of property and equipment	—	(12,904)	(3,096)	1,505	(14,495)
Other investing activities, net	—	69	(567)	—	(498)
Net cash used in investing activities	—	(13,645)	(3,663)	1,505	(15,803)
FINANCING ACTIVITIES:
Intercompany	11,468	(53,136)	21,072	20,596	—
Proceeds from issuance of debt	118,000	—	130	—	118,130
Repayments of debt and capital lease obligations	(121,298)	(525)	(12)	—	(121,835)
Payment of debt issuance costs	(3,348)	—	—	—	(3,348)
Investment by parent	—	988	—	—	988
Dividend paid by subsidiary to noncontrolling interests	—	—	(529)	—	(529)
Net cash provided by (used in) financing activities	4,822	(52,673)	20,661	20,596	(6,594)
Effect of exchange rate changes on cash and cash equivalents	—	—	1,717	—	1,717
Net decrease in cash and cash equivalents	(3,027)	(4,320)	(3,180)	—	(10,527)
Cash and cash equivalents at beginning of period	6,999	17,389	20,223	—	44,611
Cash and cash equivalents at end of period	$3,972	$13,069	$17,043	$—	$34,084

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$16,601	$621	$20,910	$—	$38,132
Accounts receivable, net	—	112,250	33,273	—	145,523
Inventories, net	—	84,569	29,611	(11,080)	103,100
Deferred tax assets, net	—	47,805	402	(146)	48,061
Prepaid expenses and other current assets	162	18,199	2,418	2,640	23,419
Total current assets	16,763	263,444	86,614	(8,586)	358,235
Property and equipment, net	—	77,216	13,357	(5,553)	85,020
Goodwill	—	1,108,703	109,693	(29,509)	1,188,887
Intangible assets, net	—	1,074,388	36,453	—	1,110,841
Investment in subsidiaries	1,296,776	1,663,969	127,148	(3,087,893)	—
Intercompany receivables	1,003,751	—	—	(1,003,751)	—
Other assets	34,115	1,177	1,479	36	36,807
Total assets	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$40,893	$8,054	$—	$48,947
Current portion of debt and capital lease obligations	8,782	39	—	—	8,821
Other current liabilities	22,234	52,150	20,263	2,640	97,287
Total current liabilities	31,016	93,082	28,317	2,640	155,055
Long-term debt and capital leases obligations	1,816,250	41	—	—	1,816,291
Deferred tax liabilities, net	—	277,135	11,657	1,121	289,913
Intercompany payables, net	—	825,647	178,104	(1,003,751)	—
Other long-term liabilities	—	10,160	1,552	—	11,712
Total liabilities	1,847,266	1,206,065	219,630	(999,990)	2,272,971
Noncontrolling interests	—	—	2,680	—	2,680
Total membership equity	504,139	2,982,832	152,434	(3,135,266)	504,139
Total liabilities and equity	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

23.          SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

DJOFL and its direct wholly owned subsidiary, DJO Finco, issued the 10.875% Notes with an aggregate principal amount of  $575.0 million and  $100.0 million on November 20, 2007 and January 20, 2010, respectively. On October, 2010, DJOFL and DJO Finco issued  $300.0 million aggregate principal amount of 9.75% Notes, and used a portion of the proceeds to repurchase  $200.0 million aggregate principal amount of 11.75% Notes, which were issued on November 3, 2006. DJO Finco was formed solely to act as a co-issuer of the notes, has only nominal assets and does not conduct any operations. The Indentures generally prohibit DJO Finco from holding any assets, becoming liable for any obligations, or engaging in any business activity. The 10.875% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior basis by all of DJOFL’s domestic subsidiaries (other than the co-issuer) that are 100% owned, directly or indirectly, by DJOFL (the Guarantors). The 9.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior subordinated basis by the Guarantors. Our foreign subsidiaries (the Non-Guarantors) do not guarantee our notes. The Guarantors also unconditionally guarantee the Senior Secured Credit Facility.

The following tables present the financial position, results of operations and cash flows of DJOFL, the Guarantors, the Non-Guarantors and certain eliminations as of December 31, 2010 and 2009 and for the years ended December 31, 2010, 2009 and 2008.

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$16,601	$621	$20,910	$—	$38,132
Accounts receivable, net	—	112,250	33,273	—	145,523
Inventories, net	—	84,569	29,611	(11,080)	103,100
Deferred tax assets, net	—	47,805	402	(146)	48,061
Prepaid expenses and other current assets	162	18,199	2,418	2,640	23,419
Total current assets	16,763	263,444	86,614	(8,586)	358,235
Property and equipment, net	—	77,216	13,357	(5,553)	85,020
Goodwill	—	1,108,703	109,693	(29,509)	1,188,887
Intangible assets, net	—	1,074,388	36,453	—	1,110,841
Investment in subsidiaries	1,296,776	1,663,969	127,148	(3,087,893)	—
Intercompany receivables	1,003,751	—	—	(1,003,751)	—
Other assets	34,115	1,177	1,479	36	36,807
Total assets	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$40,893	$8,054	$—	$48,947
Current portion of debt and capital lease obligations	8,782	39	—	—	8,821
Other current liabilities	22,234	52,150	20,263	2,640	97,287
Total current liabilities	31,016	93,082	28,317	2,640	155,055
Long-term debt and capital leases obligations	1,816,250	41	—	—	1,816,291
Deferred tax liabilities, net	—	277,135	11,657	1,121	289,913
Intercompany payables, net	—	825,647	178,104	(1,003,751)	—
Other long-term liabilities	—	10,160	1,552	—	11,712
Total liabilities	1,847,266	1,206,065	219,630	(999,990)	2,272,971
Noncontrolling interests	—	—	2,680	—	2,680
Total membership equity	504,139	2,982,832	152,434	(3,135,266)	504,139
Total liabilities and equity	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$830,186	$276,295	$(140,508)	$965,973
Cost of sales (exclusive of amortization of intangible assets of $36,343)	—	304,206	177,592	(136,528)	345,270
Gross profit	—	525,980	98,703	(3,980)	620,703
Operating expenses:
Selling, general and administrative	—	352,707	79,554	—	432,261
Research and development	—	18,062	3,830	—	21,892
Amortization intangible assets	—	73,560	3,963	—	77,523
Impairment of assets held for sale	—	1,147	—	—	1,147
	—	445,476	87,347	—	532,823
Operating income	—	80,504	11,356	(3,980)	87,880

Other income (expense):
Interest expense	(154,823)	(42,113)	(3,795)	45,550	(155,181)
Interest income	33,264	11,871	725	(45,550)	310
Loss on modification and extinguishment of debt	(19,798)	—	—	—	(19,798)
Other income (expense), net	88,825	(2,031)	3,467	(89,402)	859
	(52,532)	(32,273)	397	(89,402)	(173,810)
Income (loss) before income taxes	(52,532)	48,231	11,753	(93,382)	(85,930)
Income tax benefit (expense)	—	39,791	(5,536)	—	34,255
Net income (loss)	(52,532)	88,022	6,217	(93,382)	(51,675)
Net income attributable to noncontrolling interests	—	—	(857)	—	(857)
Net income (loss) attributable to DJOFL	$(52,532)	$88,022	$5,360	$(93,382)	$(52,532)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net income (loss)	$(52,532)	$88,022	$6,217	$(93,382)	$(51,675)

Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	21,403	4,713	(120)	25,996
Amortization of intangible assets	—	73,560	3,963	—	77,523
Amortization of debt issuance costs and non-cash interest expense	13,272	—	—	—	13,272
Stock-based compensation expense	—	1,888	—	—	1,888
Loss on disposal of assets, net	—	771	551	(402)	920
Deferred income tax (benefit) expense	—	(85,634)	45,947	—	(39,687)
Non-cash (income) loss from subsidiaries	(84,964)	499,074	390	(414,500)	—
Provision for doubtful accounts and sales returns	—	31,918	1,159	—	33,077
Inventory reserves	—	5,890	706	—	6,596
Impairment of assets held for sale	—	1,147	—	—	1,147
Loss on modification and extinguishment of debt	19,798	—	—	—	19,798
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(31,619)	(1,486)	—	(33,105)
Inventories	—	(4,081)	(7,449)	(2,378)	(13,908)
Prepaid expenses and other assets	—	25,457	(30,294)	—	(4,837)
Accounts payable and other current liabilities	(12,653)	101	1,141	—	(11,411)
Net cash provided by (used in) operating activities	(117,079)	627,897	25,558	(510,782)	25,594

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(26,111)	(4,233)	3,097	(27,247)
Cash paid in connection with acquisitions, net of cash acquired	—	(2,045)	—	—	(2,045)
Other investing activities, net	—	1,180	(2,083)	—	(903)
Net cash used in investing activities	—	(26,976)	(6,316)	3,097	(30,195)

Cash Flows From Financing Activities:
Intercompany	123,854	(601,900)	(29,639)	507,685	—
Proceeds from issuance of debt	447,000	—	130	—	447,130
Repayments of debt and capital lease obligations	(433,891)	(17,278)	13,802	—	(437,367)
Payment of debt issuance costs	(10,282)	—	—	—	(10,282)
Investment by parent	—	1,489	—	—	1,489
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(557)	—	(557)
Net cash provided by (used in) financing activities	126,681	(617,689)	(16,264)	507,685	413
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,291)	—	(2,291)
Net increase (decrease) in cash and cash equivalents	9,602	(16,768)	687	—	(6,479)
Cash and cash equivalents, beginning of year	6,999	17,389	20,223	—	44,611
Cash and cash equivalents, end of year	$16,601	$621	$20,910	$—	$38,132

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$6,999	$17,389	$20,223	$—	$44,611
Accounts receivable, net	—	113,258	32,954	—	146,212
Inventories, net	—	80,491	23,705	(8,316)	95,880
Deferred tax assets, net	—	40,474	993	(1,019)	40,448
Prepaid expenses and other current assets	162	11,368	3,195	—	14,725
Total current assets	7,161	262,980	81,070	(9,335)	341,876
Property and equipment, net	—	76,883	12,811	(2,980)	86,714
Goodwill	—	1,108,703	82,794	—	1,191,497
Intangible assets, net	—	1,147,504	40,173	—	1,187,677
Investment in subsidiaries	1,275,652	2,362,165	71,566	(3,709,383)	—
Intercompany receivables	1,065,693	—	—	(1,065,693)	—
Other assets	38,946	(1,913)	5,382	—	42,415
Total assets	$2,387,452	$4,956,322	$293,796	$(4,787,391)	$2,850,179

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$34,750	$7,393	$1	$42,144
Current portion of debt and capital lease obligations	12,568	140	3,218	—	15,926
Other current liabilities	22,165	60,992	18,419	—	101,576
Total current liabilities	34,733	95,882	29,030	1	159,646
Long-term debt and capital lease obligations	1,796,859	83	2	—	1,796,944
Deferred tax liabilities, net	—	302,870	15,272	2,989	321,131
Intercompany payables, net	—	960,790	104,903	(1,065,693)	—
Other long-term liabilities	—	11,162	2,927	—	14,089
Total liabilities	1,831,592	1,370,787	152,134	(1,062,703)	2,291,810
Noncontrolling interests	—	—	2,509	—	2,509
Total membership equity	555,860	3,585,535	139,153	(3,724,688)	555,860
Total liabilities and equity	$2,387,452	$4,956,322	$293,796	$(4,787,391)	$2,850,179

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$804,912	$268,644	$(127,430)	$946,126
Cost of sales (exclusive of amortization of intangible assets of $37,884)	—	290,097	175,464	(126,842)	338,719
Gross profit	—	514,815	93,180	(588)	607,407

Operating expenses:
Selling, general and administrative	—	343,574	76,201	983	420,758
Research and development	—	20,712	2,828	—	23,540
Amortization and impairment of intangible assets	—	81,431	2,821	—	84,252
	—	445,717	81,850	983	528,550
Operating income	—	69,098	11,330	(1,571)	78,857

Other income (expense):
Interest expense	(156,228)	(50,522)	(3,492)	53,210	(157,032)
Interest income	50,355	3,002	886	(53,210)	1,033
Other income, net	55,440	90,714	1,264	(141,345)	6,073
	(50,433)	43,194	(1,342)	(141,345)	(149,926)
Income (loss) from continuing operations before income taxes	(50,433)	112,292	9,988	(142,916)	(71,069)
Income tax benefit	—	23,555	1,876	(3,753)	21,678
Income (loss) from continuing operations	(50,433)	135,847	11,864	(146,669)	(49,391)
Loss from discontinued operations, net	—	(319)	—	—	(319)
Net income (loss)	(50,433)	135,528	11,864	(146,669)	(49,710)
Net income attributable to noncontrolling interests	—	—	(723)	—	(723)
Net income (loss) attributable to DJOFL	$(50,433)	$135,528	$11,141	$(146,669)	$(50,433)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net income (loss)	$(50,433)	$135,528	$11,864	$(146,669)	$(49,710)

Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	23,400	4,992	(496)	27,896
Amortization and impairment of intangible assets	—	81,431	2,821	—	84,252
Amortization of debt issuance costs and non-cash interest expense	12,679	—	—	—	12,679
Stock-based compensation expense	—	3,382	—	—	3,382
Loss on disposal of assets, net	—	455	651	(142)	964
Deferred income tax benefit	—	(26,474)	(3,228)	6,012	(23,690)
Non-cash loss from subsidiaries	(65,501)	(18,643)	(32,671)	116,815	—
Provision for doubtful accounts and sales returns	—	34,175	729	—	34,904
Inventory reserves	—	6,894	568	—	7,462
Gain on sales of product lines	—	(3,058)	—	—	(3,058)
Gain on disposal of discontinued operations	—	(496)	—	103	(393)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(17,962)	2,806	—	(15,156)
Inventories	—	(3,958)	(705)	2,795	(1,868)
Prepaid expenses and other assets	141	17,353	(13,718)	(338)	3,438
Accounts payable and other current liabilities	(2,962)	(6,143)	(4,456)	253	(13,308)
Net cash provided by (used in) operating activities	(106,076)	225,884	(30,347)	(21,667)	67,794

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(24,601)	(5,961)	1,690	(28,872)
Cash paid in connection with acquisitions, net of cash acquired	—	(2,580)	(10,506)	—	(13,086)
Proceeds received upon disposition of discontinued operations, net	—	21,846	—	—	21,846
Other investing activities, net	—	4,112	—	—	4,112
Net cash used in investing activities	—	(1,223)	(16,467)	1,690	(16,000)

Cash Flows From Financing Activities:
Intercompany	147,725	(221,581)	53,879	19,977	—
Proceeds from issuance of debt	68,000	12	248	—	68,260
Repayments of debt and capital lease obligations	(102,650)	(76)	(795)	—	(103,521)
Net cash provided by (used in) financing activities	113,075	(221,645)	53,332	19,977	(35,261)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,405)	—	(2,405)
Net increase in cash and cash equivalents	6,999	3,016	4,113	—	14,128
Cash and cash equivalents, beginning of year	—	14,373	16,110	—	30,483
Cash and cash equivalents, end of year	$6,999	$17,389	$20,223	$—	$44,611

DJO Finance LLC

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2008

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$789,960	$255,414	$(96,905)	$948,469
Cost of sales (exclusive of amortization of intangible assets of $38,017)	—	298,766	151,650	(100,239)	350,177
Gross profit	—	491,194	103,764	3,334	598,292
Operating expenses:
Selling, general and administrative	—	353,464	85,601	(6)	439,059
Research and development	—	23,965	2,973	—	26,938
Amortization and impairment of intangible assets	—	96,894	2,060	—	98,954
	—	474,323	90,634	(6)	564,951
Operating income	—	16,871	13,130	3,340	33,341

Other income (expense):
Interest expense	(172,286)	(45,193)	(4,091)	48,408	(173,162)
Interest income	45,032	4,230	808	(48,408)	1,662
Other income (expense), net	29,468	(6,395)	(2,810)	(29,468)	(9,205)
	(97,786)	(47,358)	(6,093)	(29,468)	(180,705)
Income (loss) from continuing operations before income taxes	(97,786)	(30,487)	7,037	(26,128)	(147,364)
Income tax benefit (expense)	—	52,143	(2,462)	—	49,681
Income (loss) from continuing operations	(97,786)	21,656	4,575	(26,128)	(97,683)
Income from discontinued operations, net of tax	—	946	—	—	946
Net income (loss)	(97,786)	22,602	4,575	(26,128)	(96,737)
Net income attributable to noncontrolling interests	—	—	(1,049)	—	(1,049)
Net income (loss) attributable to DJOFL	$(97,786)	$22,602	$3,526	$(26,128)	$(97,786)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2008

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net income (loss)	$(97,786)	$22,602	$4,575	$(26,128)	$(96,737)

Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	20,113	4,189	(705)	23,597
Amortization and impairment of intangible assets	—	96,894	2,060	—	98,954
Amortization of debt issuance costs and non-cash interest expense	13,177	—	—	—	13,177
Stock-based compensation expense	—	1,381	—	—	1,381
Loss on disposal of assets, net	—	2,610	602	(143)	3,069
Deferred income tax benefit	—	(41,927)	(230)	—	(42,157)
Non-cash income (loss) from subsidiaries	(29,468)	11,980	—	17,488	—
Provision for doubtful accounts and sales returns	—	25,421	856	—	26,277
Inventory reserves	—	7,922	715	—	8,637
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(34,543)	(2,521)	—	(37,064)
Inventories	—	1,788	136	(3,533)	(1,609)
Prepaid expenses and other assets	(293)	(2,760)	3,125	(4)	68
Accounts payable and other current liabilities	770	(9,188)	(1,325)	89	(9,654)
Net cash provided by (used in) operating activities	(113,600)	102,293	12,182	(12,936)	(12,061)

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(22,412)	(4,502)	1,009	(25,905)
Cash paid in connection with acquisitions, net of cash acquired	—	(3,234)	(1,861)	—	(5,095)
Other investing activities, net	—	1,698	(294)	—	1,404
Net cash used in investing activities	—	(23,948)	(6,657)	1,009	(29,596)

Cash Flows From Financing Activities:
Intercompany	99,731	(107,914)	(3,744)	11,927	—
Proceeds from issuance of debt and revolving line of credit	43,000	—	3,540	—	46,540
Repayments on debt and capital lease obligations	(29,650)	(752)	(6,892)	—	(37,294)
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(381)	—	(381)
Net cash provided by (used in) financing activities	113,081	(108,666)	(7,477)	11,927	8,865
Effect of exchange rate changes on cash and cash equivalents	—	—	(196)	—	(196)
Net decrease in cash and cash equivalents	(519)	(30,321)	(2,148)	—	(32,988)
Cash and cash equivalents at beginning of year	519	44,694	18,258	—	63,471
Cash and cash equivalents at end of year	$—	$14,373	$16,110	$—	$30,483

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24.          SUBSEQUENT EVENTS

On January 4, 2011, we entered into a stock purchase agreement with Elastic Therapy, Inc. (ETI) and its shareholders and completed the purchase of all of the outstanding shares of capital stock of ETI. ETI is a designer and manufacturer of private label medical compression therapy products used to treat and prevent a wide range of venous disorders. On January 5, 2011, we converted ETI into a limited liability company. The purchase price was  $45.8 million, subject to certain post-closing adjustments related to net working capital and certain other balances of ETI at closing. Of the purchase price, a total of  $4.6 million was deposited in escrow for up to one year to fund indemnity claims and as deferred payments to assure retention of certain key employees. We will begin reporting the results of ETI within our Bracing and Supports and International Segments during the first quarter of 2011. The acquisition was financed using cash on hand, and a draw of  $35 million on our revolving line of credit. We expect to complete the initial purchase price allocation during the first quarter of 2011.

On February 4, 2011, we purchased certain assets of an e-commerce business which offers various bracing, cold therapy and electrotherapy products, for total consideration of  $3.0 million. Of the total purchase price,  $1.8 million was paid in cash at closing,  $0.4 million was offset against accounts receivable due from the seller,  $0.5 was offset against million of principal and accrued interest due from the seller under a revolving convertible promissory note, and  $0.3 million was held back as security for potential indemnification claims, and will be paid to the seller in February 2012 if there are no such claims. We will begin reporting the results of this business within our Bracing and Supports Segment during the first quarter of 2011. We expect to complete the initial purchase price allocation during the first quarter of 2011.

On February 18, 2011, we entered into Amendment No. 3 to the Senior Secured Credit Facility, which increased the Total Leverage Ratio limitation in the Permitted Acquisitions covenant from 6.0 to 7.0, and deemed the ETI acquisition to have been made as a Permitted Acquisition. The Permitted Acquisitions covenant has no limit on the dollar amount of acquisitions we are permitted to make, as long as we are in compliance with this ratio, with the senior secured leverage ratio, and not in default.

On February 14, 2011, we issued a press release announcing our operating and financial results for the fourth quarter and year ended December 31, 2010. Those results were furnished to the Securities and Exchange Commission (SEC) in a Form 8-K dated February 14, 2011. On March 1, 2011, we agreed to settle for the payment of  $1.5 million a litigation contingency related to the 2007 sale of a spine product line by our surgical business. In accordance with FASB ASC Topic 450, Contingencies, this expense, net of income tax benefit of  $0.6 million, has been reflected in the accompanying financial statements, thereby increasing the net loss attributable to DJOFL to  $52.5 million as compared to the net loss attributable to DJOFL of  $51.6 million that we reported in our press release furnished to the SEC in a Form 8-K dated February 14, 2011.

Condensed Consolidated Balance Sheets (USD $) In Thousands	Jul. 02, 2011	Dec. 31, 2010	Jul. 03, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Current assets:
Cash and cash equivalents	$ 40,971	$ 38,132	$ 34,084	$ 44,611	$ 30,483	$ 63,471
Accounts receivable, net	169,519	145,523		146,212
Inventories, net	141,319	103,100		95,880
Deferred tax assets, net	43,994	48,061		40,448
Prepaid expenses and other current assets	25,104	23,419		14,725
Total current assets	420,907	358,235		341,876
Property and equipment, net	99,187	85,020		86,714
Goodwill	1,361,092	1,188,887		1,191,497
Intangible assets, net	1,200,331	1,110,841		1,187,677
Other assets	42,801	36,807		42,415
Total assets	3,124,318	2,779,790		2,850,179
Current liabilities:
Accounts payable	61,853	48,947		42,144
Accrued interest	21,519	15,578		10,968
Current portion of debt and capital lease obligations	8,822	8,821		15,926
Other current liabilities	93,840	81,709		90,608
Total current liabilities	186,034	155,055		159,646
Long-term debt and capital lease obligations	2,158,202	1,816,291		1,796,944
Deferred tax liabilities, net	289,463	289,913		321,131
Other long-term liabilities	16,512	11,712		14,089
Total liabilities	2,650,211	2,272,971		2,291,810
Commitments and contingencies
DJO Finance LLC membership equity:
Member capital	830,325	830,994		827,617
Accumulated deficit	(365,301)	(324,807)		(272,275)
Accumulated other comprehensive income (loss)	6,246	(2,048)		518
Total membership equity	471,270	504,139		555,860
Noncontrolling interests	2,837	2,680		2,509
Total equity	474,107	506,819		558,369	600,109	706,203
Total liabilities and equity	$ 3,124,318	$ 2,779,790		$ 2,850,179

Condensed Consolidated Statements of Operations (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales	$ 277,786	$ 242,527	$ 527,497	$ 482,603	$ 965,973	$ 946,126	$ 948,469
Cost of sales (exclusive of amortization of intangible assets of $9,785 and $19,143 for the three and six months ended July 2, 2011 and $9,062 and $17,981 for the three and six months ended July 3, 2010, respectively)	111,090	84,565	204,246	171,919	345,270	338,719	350,177
Gross profit	166,696	157,962	323,251	310,684	620,703	607,407	598,292
Operating expenses:
Selling, general and administrative	128,843	116,862	245,907	227,388	432,261	420,758	439,059
Research and development	6,101	5,460	13,244	11,031	21,892	23,540	26,938
Amortization of intangible assets	24,509	19,671	44,938	38,725	77,523	84,252	98,954
Total operating expenses	159,453	141,993	304,089	277,144	532,823	528,550	564,951
Operating income	7,243	15,969	19,162	33,540	87,880	78,857	33,341
Other income (expense):
Interest expense	(42,429)	(37,188)	(83,556)	(77,627)	(155,181)	(157,032)	(173,162)
Interest income	53	60	163	140	310	1,033	1,662
Loss on modification of debt			(2,065)	(1,096)	(19,798)
Other income (expense), net	1,681	(2,837)	4,453	(2,521)	859	6,073	(9,205)
Total other income (expense)	(40,695)	(39,965)	(81,005)	(81,104)	(173,810)	(149,926)	(180,705)
Loss before income taxes	(33,452)	(23,996)	(61,843)	(47,564)	(85,930)	(71,069)	(147,364)
Income tax benefit	14,492	24,560	21,959	14,792	34,255	21,678	49,681
Net (loss) income	(18,960)	564	(39,884)	(32,772)	(51,675)	(49,710)	(96,737)
Net income attributable to noncontrolling interests	(295)	(321)	(610)	(643)	(857)	(723)	(1,049)
Net (loss) income attributable to DJO Finance LLC	$ (19,255)	$ 243	$ (40,494)	$ (33,415)	$ (52,532)	$ (50,433)	$ (97,786)

Condensed Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidated Statements of Operations
Amortization of intangible assets	$ 9,785	$ 9,062	$ 19,143	$ 17,981	$ 36,343	$ 37,884	$ 38,017

Condensed Consolidated Statement of Equity (USD $) In Thousands	Total	Total membership equity	Member capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Noncontrolling interests
Balance at Dec. 31, 2007	$ 706,203	$ 704,988	$ 822,854	$ (124,056)	$ 6,190	$ 1,215
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(96,737)	(97,786)		(97,786)		1,049
Other comprehensive income, net of taxes	(10,357)	(10,217)			(10,217)	(140)
Stock-based compensation	1,381	1,381	1,381
Dividend paid by subsidiary to owners of noncontrolling interests	(381)					(381)
Balance at Dec. 31, 2008	600,109	598,366	824,235	(221,842)	(4,027)	1,743
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(49,710)	(50,433)		(50,433)		723
Other comprehensive income, net of taxes	4,588	4,545			4,545	43
Stock-based compensation	3,382	3,382	3,382
Balance at Dec. 31, 2009	558,369	555,860	827,617	(272,275)	518	2,509
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(51,675)	(52,532)		(52,532)		857
Other comprehensive income, net of taxes	(2,695)	(2,566)			(2,566)	(129)
Stock-based compensation	1,888	1,888	1,888
Dividend paid by subsidiary to owners of noncontrolling interests	(557)					(557)
Balance at Dec. 31, 2010	506,819	504,139	830,994	(324,807)	(2,048)	2,680
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(39,884)	(40,494)		(40,494)		610
Other comprehensive income, net of taxes	8,523	8,294			8,294	229
Cancellation of vested options	(2,000)	(2,000)	(2,000)
Stock-based compensation	1,331	1,331	1,331
Dividend paid by subsidiary to owners of noncontrolling interests	(682)					(682)
Balance at Jul. 02, 2011	$ 474,107	$ 471,270	$ 830,325	$ (365,301)	$ 6,246	$ 2,837

Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net (loss) income	$ (18,960)	$ 564	$ (39,884)	$ (32,772)	$ (51,675)	$ (49,710)	$ (96,737)
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments, net of tax benefit (expense) of $(745) and $4,260 for the three and six months ended July 2, 2011 and $(1,686) and $6,456 for the three and six months ended July 3, 2010, respectively	1,134	(2,626)	6,607	(10,056)	(5,435)	3,353	(4,657)
Unrealized loss on cash flow hedges, net of tax benefit of $75 and $167 for the three and six months ended July 2, 2011 and $800 and $2,295 for the three and six months ended July 3, 2010, respectively	(114)	(1,246)	(259)	(3,574)	(4,708)	(9,827)	(7,795)
Reclassification adjustment for losses on cash flow hedges included in net loss, net of tax benefit of $712 and $1,402 for the three and six months ended July 2, 2011 and $1,173 and $2,422 for the three and six months ended July 3, 2010, respectively	1,084	1,826	2,175	3,772	7,448	11,062	2,095
Other comprehensive income (loss)	2,104	(2,046)	8,523	(9,858)	(2,695)	4,588	(10,357)
Comprehensive loss	(16,856)	(1,482)	(31,361)	(42,630)	(54,370)	(45,122)	(107,094)
Comprehensive income attributable to noncontrolling interests	(356)	(154)	(839)	(352)	(728)	(766)	(909)
Comprehensive loss attributable to DJO Finance LLC	$ (17,212)	$ (1,636)	$ (32,200)	$ (42,982)	$ (55,098)	$ (45,888)	$ (108,003)

Condensed Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidated Statements of Comprehensive Loss
Foreign currency translation adjustments, tax benefit (expense)	$ (745)	$ (1,686)	$ 4,260	$ 6,456	$ 942	$ (2,153)	$ 2,990
Unrealized loss on cash flow hedges, tax benefit	75	800	167	2,295	2,965	6,309	5,005
Reclassification adjustment for losses on cash flow hedges included in net loss, tax benefit	$ 712	$ 1,173	$ 1,402	$ 2,422	$ 4,764	$ 7,102	$ 1,345

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2008
Cash Flows From Operating Activities:
Net loss	$ (39,884)	$ (32,772)	$ (51,675)	$ (96,737)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	13,732	13,105	25,996	23,597
Amortization of intangible assets	44,938	38,725	77,523	98,954
Amortization of debt issuance costs and non-cash interest expense	4,086	7,193	13,272	13,177
Stock-based compensation expense	1,331	865	1,888	1,381
Loss on disposal of assets, net	378	1,807	920	3,069
Deferred income tax benefit	(26,906)	(17,547)	(39,687)	(42,157)
Provision for doubtful accounts and sales returns	13,232	17,388	33,077	26,277
Inventory reserves	3,688	2,840	6,596	8,637
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	(20,852)	(19,341)	(33,105)	(37,064)
Inventories	(10,375)	(8,619)	(13,908)	(1,609)
Prepaid expenses and other assets	1,746	(11,941)	(4,837)	68
Accrued interest	5,936	1,792	4,610	835
Accounts payable and other current liabilities	16,569	16,658	(16,021)	(10,489)
Net cash provided by (used in) operating activities	7,619	10,153	25,594	(12,061)
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	(317,669)	(810)	(2,045)	(5,095)
Purchases of property and equipment	(20,692)	(14,495)	(27,247)	(25,905)
Other investing activities, net	215	(498)	(903)	1,404
Net cash used in investing activities	(338,146)	(15,803)	(30,195)	(29,596)
Cash Flows from Financing Activities:
Proceeds from issuance of debt	400,000	118,130	447,130	46,540
Repayments of debt and capital lease obligations	(58,413)	(121,835)	(437,367)	(37,294)
Payment of debt issuance costs	(7,468)	(3,348)	(10,282)
Investment by parent		988	1,489
Cancellation of vested options	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	(682)	(529)	(557)	(381)
Net cash provided by (used in) financing activities	331,437	(6,594)	413	8,865
Effect of exchange rate changes on cash and cash equivalents	1,929	1,717	(2,291)	(196)
Net increase (decrease) in cash and cash equivalents	2,839	(10,527)	(6,479)	(32,988)
Cash and cash equivalents at beginning of period	38,132	44,611	44,611	63,471
Cash and cash equivalents at end of period	40,971	34,084	38,132	30,483
Supplemental disclosures of cash flow information:
Cash paid for interest	69,365	71,041	139,095	158,798
Cash (refunded) paid for taxes, net	(5,519)	2,659	4,515	2,497
Non-cash investing and financing activities:
Increases in property and equipment and in other current liabilities in connection with capitalized software costs	155	500	1,934	4,066
Increase in other assets in connection with acquisition of Dr. Comfort	$ 982

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jul. 02, 2011
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Business

We are a global developer, manufacturer and distributor of medical devices and services that provide solutions for musculoskeletal health, vascular health and pain management. Our products address the continuum of patient care from injury prevention to rehabilitation after surgery, injury or from degenerative disease, enabling people to regain or maintain their natural motion. Our products are used by orthopedic specialists, spine surgeons, primary care physicians, pain management specialists, physical therapists, podiatrists, chiropractors, athletic trainers and other healthcare professionals. Our product lines include rigid and soft orthopedic bracing, hot and cold therapy, bone growth stimulators, vascular therapy systems and compression garments, therapeutic shoes and inserts, electrical stimulators used for pain management and physical therapy products. Our surgical implant business offers a comprehensive suite of reconstructive joint products for the hip, knee and shoulder. Substantially all business activities of DJO Global, Inc. (DJO) are conducted by DJO Finance LLC (DJOFL) and its wholly owned subsidiaries. Except as otherwise indicated, references to “us,” “we,” “DJOFL,” “our,” or “the Company,” refers to DJOFL and its consolidated subsidiaries.

Fiscal Year

We operate our business on a manufacturing calendar, with our fiscal year always ending on December 31. Each quarter is 13 weeks, consisting of two four-week periods and one five-week period. Our first and fourth quarters may have more or fewer shipping days from year to year based on the days of the week on which holidays and December 31 fall. The three months ended July 2, 2011 and July 3, 2010 each included 64 shipping days. The six months ended July 2, 2011 and July 3, 2010 included 128 shipping days and 129 shipping days, respectively.

Segment Reporting

During the first quarter of 2011, we changed the name of our Bracing and Supports Segment to Bracing and Vascular Segment to reflect the addition of our recent acquisitions, which have increased our focus on the vascular market. This segment also includes the U.S. results of operations attributable to Dr. Comfort, ETI and Circle City, from their respective dates of acquisition (see Note 2). This change had no impact on previously reported segment information.

We market and distribute our products through four operating segments, Bracing and Vascular, Recovery Sciences, Surgical Implant, and International. Our Bracing and Vascular, Recovery Sciences, and Surgical Implant segments generate their revenues within the United States. Our Bracing and Vascular Segment offers rigid knee braces, orthopedic soft goods, cold therapy products, vascular systems, compression therapy products and therapeutic footwear for the diabetes care market. Our Recovery Sciences Segment offers home electrotherapy, iontophoresis, home traction products, bone growth stimulation products and clinical therapy equipment. Our Surgical Implant Segment offers a comprehensive suite of reconstructive joint products for the knee, hip and shoulder. Our International segment offers all of our products to customers outside the United States. See Note 15 for additional information about our reportable segments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates and assumptions are used in accounting for, among other things, contractual allowances, rebates, product returns, warranty obligations, allowances for doubtful accounts, valuation of inventories, self-insurance reserves, income taxes, loss contingencies, fair values of derivative instruments, fair values of long-lived assets and any related impairments, capitalization of costs associated with internally developed software and stock-based compensation. Actual results could differ from those estimates.

Basis of Presentation

We consolidate the results of operations of our 50% owned subsidiary, Medireha GmbH (Medireha), and reflect the 50% share of results not owned by us as noncontrolling interests in our consolidated statements of operations. We maintain control of Medireha through certain rights that enable us to prohibit certain business activities that are not consistent with our plans for the business and provide us with exclusive distribution rights for products manufactured by Medireha.

The accompanying unaudited condensed consolidated financial statements include our accounts and all voting interest entities where we exercise a controlling financial interest through the ownership of a direct or indirect majority voting interest. All significant intercompany accounts and transactions have been eliminated in consolidation.

Our unaudited condensed consolidated financial statements have been prepared in accordance with GAAP and with the instructions to Form 10-Q and Article 10 of Regulation S-X for interim financial information. Accordingly, these financial statements do not include all of the information required by GAAP or Securities and Exchange Commission (SEC) rules and regulations for complete financial statements. In the opinion of management, these financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results of operations for the interim periods presented. The results of operations for any interim period are not necessarily indicative of results for the full year. These unaudited condensed consolidated financial statements should be read in conjunction with our consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2010.

Certain prior period amounts have been reclassified to conform to the current year presentation.

Recent Accounting Standards

We do not believe that any recently issued accounting standards will have a material impact on our condensed consolidated financial statements.

ACQUISITIONS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
ACQUISITIONS
ACQUISITIONS

2.  ACQUISITIONS

During the six months ended July 2, 2011, we made the following acquisitions, all of which are included in our Bracing and Vascular Segment with the exception of the international activities of Dr. Comfort and ETI, which are included in our International Segment:

On April 7, 2011, we acquired the ownership interests of Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort), for a total purchase price of  $257.5 million. Dr. Comfort is a provider of therapeutic footwear, which serves the diabetes care market in podiatry practices, orthotic and prosthetic centers, home medical equipment providers and independent pharmacies.

Of the total purchase price,  $24.5 million was paid to a third party escrow agent to secure the indemnity obligations of the seller and to secure any post closing obligations resulting from the final determination of working capital and cash on hand as of the closing date. Following a post-closing purchase price adjustment which was deducted from the escrow account, the balance in the escrow account at July 2, 2011 was  $23.5 million. The purchase price allocation is preliminary due to pending resolution of certain Dr. Comfort tax attributes.

The acquisition was funded using proceeds from  $300.0 million of new 7.75% senior notes (7.75% Notes) issued in April 2011 (see Note 9). In connection with the acquisition of Dr. Comfort, we incurred  $6.2 million and  $11.3 million of direct acquisition costs during the three and six months ended July 2, 2011, respectively, which are included in selling and general administrative expenses in our consolidated statements of operations. Fees and expenses related to the acquisition of Dr. Comfort and the issuance of the 7.75% Notes included  $3.9 million of bridge financing fees paid to Credit Suisse, and  $5.0 million of transaction and advisory fees paid to Blackstone Advisory Partners, L.P., an affiliate of our major shareholder (see Note 13).

On March 10, 2011, we acquired substantially all of the assets of Circle City Medical, Inc. (Circle City). Circle City markets orthopedic soft goods and medical compression therapy products to independent pharmacies and home healthcare dealers. The purchase price was  $11.7 million, of which  $1.3 million was withheld from the closing date payment and was paid to a third party escrow agent to secure the indemnity obligations of the seller. An additional  $1.3 million was deposited into escrow for the retention of a key employee. Direct acquisition costs associated with the Circle City acquisition of  $0.1 million are included in selling, general and administrative expense in our unaudited condensed consolidated statement of operations. We financed the acquisition with cash on hand and a draw of  $7.0 million on our revolving line of credit.

Up to an additional  $2.0 million may be earned by the sole shareholder of Circle City as a royalty payment based on future sales of a specific product line over the next six years. This potential royalty payment was evaluated separately from the acquisition of the assets and liabilities of Circle City, and the royalty payments will be expensed as they are earned. For the three and six months ended July 2, 2011, royalty payments made to the seller for sales of this product line were not significant to the Company.

On February 4, 2011, we purchased certain assets of an e-commerce business (BetterBraces.com), which offers various bracing, cold therapy and electrotherapy products, for total consideration of  $3.0 million. Of the total purchase price,  $1.8 million was paid in cash at closing,  $0.4 million was offset against accounts receivable due from the seller,  $0.5 million was retained to fully repay outstanding principal and accrued interest due from the seller under a revolving convertible promissory note, and  $0.3 million was held back as security for potential indemnification claims, and will be paid to the seller in February 2012 if there are no such claims. The acquisition was financed using cash on hand.

On January 4, 2011, we acquired the stock of Elastic Therapy, Inc. (ETI), a designer and manufacturer of private label medical compression therapy products used to treat and prevent a wide range of venous disorders. The purchase price was  $46.4 million, of which a total of  $3.6 million was deposited in escrow for up to one year to fund potential indemnity claims. An additional  $1.0 million was deposited in escrow for the retention of certain key employees to be paid in installments 6 months, 9 months and 12 months after the closing date. The first installment related to the retention escrow was paid to the sellers in July 2011. Direct acquisition costs associated with the ETI acquisition of  $0.3 million are included in selling, general and administrative expense in our unaudited condensed consolidated statement of operations. The acquisition was financed using cash on hand and a draw of  $35.0 million on our revolving line of credit. On January 5, 2011, we converted ETI to a limited liability company.

The preliminary purchase price for each of these acquisitions was allocated to the fair values of the net tangible and intangible assets acquired as follows (in thousands):

	Dr. Comfort	Circle City	BetterBraces.com	ETI	Weighted Average Useful Life (years)
Cash	$59	$—	$—	$817
Accounts receivable	9,187	572	—	3,690
Inventory	27,241	1,736	—	2,133
Other current assets	2,108	—	—	1,542
Property and equipment	2,183	—	—	7,230
Other non-current assets	1,607	—	—	394
Liabilities assumed	(25,833)	(406)	—	(11,436)
Identifiable intangible assets (1):
Customer relationships	72,100	3,700	75	13,400	6.1
Technology	7,000	—	1,120	6,000	4.8
Non-compete	1,200	200	185	1,600	4.4
Trademarks and trade names	22,200	1,400	50	—	10.0
Goodwill (2)	138,416	4,469	1,570	21,036
Total purchase price	$257,468	$11,671	$3,000	$46,406

(1)          An aggregate value of  $89.3 million was assigned to customer relationships with major pharmaceutical, medical and home healthcare distributors and certain other customers existing on the acquisition date based upon an estimate of the future discounted cash flows that would be derived from those customers.

An aggregate value of  $14.1 million was assigned to patents and existing technology, determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the patents and technology acquired.

An aggregate value of  $3.2 million was assigned to non-compete agreements entered into with certain executive officers and senior management by estimating the present value of the cash flows associated with having these agreements in place.

An aggregate value of  $23.7 million was assigned to trademarks and trade names, determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the trade names and trademarks acquired.

The useful lives of the intangible assets were estimated based on the underlying agreements and/or the future economic benefit expected to be received from the assets.

(2)          Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired. We acquired Dr. Comfort to expand our product offerings and increase our addressable market. We also believe there are certain cost reduction synergies that may be realized when certain portions of the Dr. Comfort business are integrated with our existing businesses and as we implement lean principles in Dr. Comfort’s supply chain and distribution activities. We acquired ETI in order to expand our product offerings and vertically integrate the ETI products which we currently outsource to a third party manufacturer. In addition, we believe there are cost reduction synergies to be realized with the implementation of lean manufacturing methodology. Among the factors which resulted in the recognition of goodwill for Circle City were consolidation of warehouse facilities and expected cost savings from reduction of redundant general and administrative expenses. Among the factors which resulted in the recognition of goodwill for BetterBraces.com were expected cost savings resulting from production and distribution efficiencies and from reduction of redundant general and administrative expenses. The allocation of goodwill to our reportable segments has not yet been completed.

Goodwill related to our Circle City and BetterBraces.com acquisitions is expected to be deductible for tax purposes.

The results of operations attributable to each acquisition are included in our condensed consolidated financial statements from the date of acquisition. Pro forma financial results for the six months ended July 2, 2011 and the three and six months ended July 2, 2010 give effect to the acquisitions of Dr. Comfort, ETI, and Circle City as if such acquisitions had been completed as of January 1, 2011 (for the 2011 period) and January 1, 2010 (for the 2010 period). The pro forma results presented below (in thousands) are not necessarily indicative of the operating results that would have been achieved had these acquisitions occurred on such date.

	Three months ended	Six months ended
	July 3, 2010	July 2, 2011	July 3, 2010

Net sales	$269,313	$548,160	$535,820
Net income (loss) attributable to DJOFL	$7,276	$(18,960)	$(39,992)

Our condensed consolidated statements of operations for the three and six months  ended July 2, 2011 include  $28.2 million and  $34.9 million of net sales and  $9.2 million and  $10.3 million of net income, respectively, attributable to our acquisitions of Dr. Comfort, ETI, and Circle City.

4.                                      ACQUISITIONS

During the years ended December 31, 2010 and 2009, we acquired businesses from four independent international distributors of our products. Our primary reason for these acquisitions was to improve the profitability of our sales and to expand the range of our products sold in these markets, which we believe we can accomplish more successfully by participating directly in the markets, instead of through independent distributors. We account for acquisitions using the acquisition method of accounting, with the results of operations attributable to each acquisition included in our consolidated financial statements from the date of acquisition.

DJO South Africa.  On September 20, 2010, we acquired certain assets and contractual rights from an independent South African distributor of DonJoy products for total consideration of  $1.9 million, which included a cash payment of  $1.2 million on the closing date, forgiveness of  $0.4 million of accounts receivable from the distributor and holdbacks of  $0.3 million related primarily to potential indemnification claims, which will be paid in September 2011 if there are no such claims.

Chattanooga Canada.  On August 4, 2009, we acquired Chattanooga Group Inc. (Chattanooga Canada), an independent Canadian distributor of Chattanooga products, for  $7.2 million. Pursuant to the terms of the acquisition agreement and included within the purchase price, was a  $1.4 million indemnification holdback, which accrues interest at an annual rate of 2.5% for the first 18 months and a variable rate thereafter; and a  $1.4 million promissory note, which accrued interest at an annual rate of 6%. We paid the promissory note and related interest thereon in August 2010. The holdback provides security for potential indemnification claims and, if not used for that purpose, is payable to the sellers. The first half of the holdback amount not used to cover indemnification claims, including interest thereon, was payable in February 2011, however, we have withheld this payment pending fulfillment of certain contractual obligations by the sellers. The second half of the holdback amount, including interest thereon, will be payable in 2012 if not used to cover indemnification claims.

Empi Canada.  On August 4, 2009, we acquired Empi Canada Inc. (Empi Canada), an independent Canadian distributor of Empi products, for  $7.4 million. Pursuant to the terms of the acquisition agreement and included within the purchase price was a  $1.4 million indemnification holdback, which accrues interest at an annual rate of 2.5% for the first 18 months and a variable rate thereafter; and a  $1.4 million promissory note, which accrued interest at an annual rate of 6%. We paid the promissory note and related interest thereon in August 2010. The holdback provides security for potential indemnification claims and, if not used for that purpose, is payable to the sellers. The first half of the holdback amount not used to cover indemnification claims, including interest thereon, was payable in February 2011, however, we have withheld this payment pending fulfillment of certain contractual obligations by the sellers. The second half of the holdback amount, including interest thereon, will be payable in 2012 if not used to cover indemnification claims.

DJO Australia.  On February 3, 2009, we acquired DonJoy Orthopaedics Pty., Ltd. (DJO Australia), an independent Australian distributor of DonJoy products, for  $3.4 million. Pursuant to the terms of the acquisition agreement, and included within the purchase price, was  $0.8 million, representing the acquisition date fair value of the additional amount payable to the selling shareholder if certain revenue targets were met by December 31, 2009. We attained these revenue targets and paid the  $0.8 million to the selling shareholder in the first quarter of 2010.

A summary of the purchase price and opening balance sheets for these acquisitions is presented in the following table. With the exception of DJO South Africa, the opening balance sheets presented in this table reflect our final purchase price allocations. We expect to finalize the DJO South Africa purchase price allocation in the first half of 2011:

( $ in thousands):	DJO South Africa	Chattanooga Canada	Empi Canada	DJO Australia	Useful Life
Current assets	$435	$743	$884	$2,046
Tangible non-current assets	310	—	—	—
Liabilities assumed	—	(2,254)	(1,033)	(1,120)
Identifiable intangible assets (1):
Customer-based	1,103	5,058	2,512	1,614	5 years
Non-compete	—	253	174	—	5 years
Goodwill (2)	64	3,354	4,902	899
Total purchase price	$1,912	$7,154	$7,439	$3,439

(1)         The fair value of customer relationships was determined using an estimate of the future discounted cash flows from those customers. The Chattanooga Canada and Empi Canada acquisition agreements included five year non-compete agreements with the respective sellers. The fair value of these non-compete agreements was determined using an estimate of the future discounted cash flows with and without the noncompetition agreements in place

(2)         Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired. We anticipate future cost savings as a result of the Chattanooga Canada and Empi Canada acquisitions, driven by estimated synergies from operating efficiencies as we combine these businesses with our existing business in Canada. This is the primary reason the purchase prices for Chattanooga Canada and Empi Canada resulted in the recognition of goodwill.

Pro forma results of operations for these acquisitions have not been presented because the effects of the acquisitions individually and in the aggregate, were not material to our consolidated financial results.

ACCOUNTS RECEIVABLE RESERVES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE RESERVES
ACCOUNTS RECEIVABLE RESERVES

3.  ACCOUNTS RECEIVABLE RESERVES

A summary of activity in our accounts receivable reserves for doubtful accounts and sales returns is presented below (in thousands):

	Six Months Ended
	July 2, 2011	July 3, 2010
Balance, beginning of period	$53,076	$48,306
Provision for doubtful accounts and sales returns	13,232	17,388
Acquired through business acquisitions	2,016	—
Write-offs, net of recoveries	(16,052)	(17,468)
Balance, end of period	$52,272	$48,226

6.                                     ACCOUNTS RECEIVABLE RESERVES

A summary of activity in our accounts receivable reserves for doubtful accounts and sales returns is presented below (in thousands):

	Year Ended December 31,
	2010	2009	2008

Balance, beginning of year	$48,306	$36,521	$32,417
Provision for doubtful accounts and sales returns	33,077	34,904	26,277
Write-offs, net of recoveries	(28,307)	(23,119)	(22,173)
Balance, end of year	$53,076	$48,306	$36,521

INVENTORIES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
INVENTORIES
INVENTORIES

4.  INVENTORIES

Inventories consist of the following (in thousands):

	July 2, 2011	December 31, 2010
Components and raw materials	$34,738	$27,287
Work in process	6,436	5,478
Finished goods	87,915	60,596
Inventory held on consignment	26,335	22,592
	155,424	115,953
Less inventory reserves	(14,105)	(12,853)
	$141,319	$103,100

As of July 2, 2011, inventories of  $24.4 million,  $1.7 million and  $1.0 million, respectively, relate to inventory acquired through our acquisitions of Dr. Comfort, ETI and Circle City (see Note 2).

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Six Months Ended
	July 2, 2011	July 3, 2010
Balance, beginning of period	$12,853	$12,511
Provision charged to cost of sales	3,688	2,840
Acquired through business acquisitions	325	—
Write-offs, net of recoveries	(2,436)	(4,477)
Balance, end of period	$14,430	$10,874

The write-offs to the reserve were primarily related to the disposition of fully reserved inventory.

7.                                     INVENTORIES

Inventories consist of the following (in thousands):

	December 31, 2010	December 31, 2009
Components and raw materials	$27,287	$29,967
Work in process	5,478	3,745
Finished goods	60,596	51,110
Inventory held on consignment	22,592	24,121
	115,953	108,943
Inventory reserves	(12,853)	(13,063)
	$103,100	$95,880

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance, beginning of year	$13,063	$17,798	$18,996
Provision charged to costs of sales	6,596	7,462	8,637
Write-offs, net of recoveries	(6,806)	(12,197)	(9,835)
Balance, end of year	$12,853	$13,063	$17,798

The write-offs to the reserve were principally related to the disposition of fully reserved inventory.

LONG-LIVED ASSETS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
LONG-LIVED ASSETS
LONG-LIVED ASSETS

5.  LONG-LIVED ASSETS

Goodwill

Changes in the carrying amount of our goodwill for the six months ended July 2, 2011 are presented below (in thousands):

Balance, beginning of period	$1,188,887
Acquisitions (see Note 2)	165,491
Translation adjustments	6,714
Balance, end of period	$1,361,092

Intangible assets, net

Identifiable intangible assets consisted of the following (in thousands):

July 2, 2011	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$572,361	$(155,326)	$417,035
Patents and technology	463,308	(139,396)	323,912
Trademarks and trade names	23,650	(586)	23,064
Distributor contracts and relationships	3,589	(898)	2,691
Non-compete agreements	3,663	(477)	3,186
	$1,066,571	$(296,683)	769,888
Indefinite-lived intangible assets:
Trademarks and trade names			430,443
Net identifiable intangible assets			$1,200,331

December 31, 2010	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer relationships	$484,115	$(130,362)	$353,753
Patents and technology	447,437	(119,985)	327,452
Distributor contracts and relationships	789	(482)	307
Non-compete agreements	459	(129)	330
	$932,800	$(250,958)	681,842
Indefinite-lived intangible assets:
Trademarks and trade names			428,999
Net identifiable intangible assets			$1,110,841

Our definite-lived intangible assets are being amortized using the straight-line method over their remaining weighted average useful lives of 7.9 years for customer relationships, 10.8 years for patents and technology, 5.7 years for distributor rights and 9.7 years for trademarks and trade names. Based on our amortizable intangible asset balance as of July 2, 2011, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

Remaining 2011	$49,151
2012	97,091
2013	91,148
2014	89,063
2015	84,570
Thereafter	358,865
$769,888

9.                                     LONG-LIVED ASSETS

Goodwill

Changes in the carrying amount of goodwill are presented in the table below (in thousands):

	Year Ended December 31,
	2010	2009
Balance, beginning of year	$1,191,497	$1,191,566
Acquisitions (see Note 4)	64	9,155
Sale of business (see Note 5)	—	(11,986)
Foreign currency translation	(2,674)	2,762
Balance, end of year	$1,188,887	$1,191,497

Identifiable intangible assets consisted of the following (in thousands):

December 31, 2010	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer-based	$485,363	$(130,973)	$354,390
Technology-based	447,437	(119,985)	327,452
	$932,800	$(250,958)	681,842
Indefinite-lived intangible assets:
Trademarks and trade names			428,999
Net identifiable intangible assets			$1,110,841

December 31, 2009	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Definite-lived intangible assets:
Customer-based	$490,587	$(97,067)	$393,522
Technology-based	458,732	(94,346)	364,386
	$949,321	$(191,413)	757,908
Indefinite-lived intangible assets:
Trademarks and trade names			429,769
Net identifiable intangible assets			$1,187,677

Our 2010 annual impairment test did not result in impairment to any of our indefinite-lived intangible assets. As a result of our 2009 annual impairment test, we determined that the fair value of two of our trade names were less than the carrying amount, resulting in an aggregate  $7.0 million impairment charge, of which  $3.9 million was related to our Bracing and Supports Segment, and  $3.1 million was related to our Recovery Sciences Segment. As a result of our 2008 annual impairment test, we incurred an aggregate impairment charge of  $22.4 million. We determined that the fair value of a trade name in our Recovery Sciences Segment was less than its carrying amount, resulting in impairment of  $10.1 million, and another trade name in our Surgical Implant Segment was abandoned, resulting in an impairment charge  $12.3 million. These impairment charges were included in amortization and impairment of intangible assets within the consolidated statements of operations for the years ended December 31, 2009 and 2008.

Our definite-lived intangible assets are being amortized using the straight-line method over their remaining weighted average useful lives of ten years for technology-based assets, and nine years for customer-based assets. Based on our amortizable intangible asset balances as of December 31, 2010, we estimate that amortization expense will be as follows for the next five years and thereafter (in thousands):

Year Ending December 31,
2011	$77,005
2012	75,685
2013	69,752
2014	68,142
2015	64,132
Thereafter	327,126
$681,842

Our goodwill and intangible assets by segment are as follows (in thousands):

December 31, 2010	Goodwill	Intangible Assets, Net
Bracing and Supports Segment	$565,298	$700,953
Recovery Sciences Segment	495,999	353,323
International Segment	80,184	36,453
Surgical Implant Segment	47,406	20,112
	$1,188,887	$1,110,841

December 31, 2009	Goodwill	Intangible Assets, Net
Bracing and Supports Segment	$565,298	$729,490
Recovery Sciences Segment	495,999	394,993
International Segment	82,794	40,173
Surgical Implant Segment	47,406	23,021
	$1,191,497	$1,187,677

In the second quarter of 2010, we changed how we report our segment financial information to senior management. Prior to the second quarter of 2010, our Recovery Sciences and Bracing and Supports Segments were reported together as the Domestic Rehabilitation Segment. Segment information for all periods presented has been restated to reflect this change.

OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

6.  OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	July 2, 2011	December 31, 2010
Accrued wages and related expenses	$29,687	$24,154
Accrued commissions	11,004	10,402
Income taxes payable	5,564	2,656
Accrued rebates	4,914	6,006
Accrued other taxes	4,797	2,322
Accrued professional expenses	4,250	3,881
Interest rate swap derivatives	3,556	6,707
Other accrued liabilities	30,068	25,581
	$93,840	$81,709

10.                               OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	December 31, 2010	December 31, 2009
Wages and related expenses	$23,723	$20,668
Commissions and royalties	12,138	12,953
Interest rate swap derivative	6,707	9,701
Other accrued liabilities	37,641	47,286
	$80,209	$90,608

DERIVATIVE INSTRUMENTS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

7.  DERIVATIVE INSTRUMENTS

We use derivative financial instruments to manage interest rate risk related to our variable rate credit facilities and risk related to foreign currency exchange rates. Our objective is to reduce the risk to earnings and cash flows associated with changes in interest rates and changes in foreign currency exchange rates. Before acquiring a derivative instrument to hedge a specific risk, we evaluate potential natural hedges. Factors considered in the decision to hedge an underlying market exposure include the materiality of the risk, the volatility of the market, the duration of the hedge, and the availability, effectiveness and cost of derivative instruments. We do not use derivative instruments for speculative or trading purposes.

All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. The fair value of our derivatives are determined through the use of models that consider various assumptions, including time value, yield curves and other relevant economic measures which are inputs that are classified as Level 2 in the valuation hierarchy. The classification of gains and losses resulting from changes in the fair values of derivatives is dependent on the intended use of the derivative and its resulting designation. Our interest rate swap agreements are designated as cash flow hedges, and accordingly, effective portions of changes in the fair value of the derivatives are recorded in accumulated other comprehensive income (loss) and subsequently reclassified into our consolidated statement of operations when the hedged forecasted transaction affects income (loss). Ineffective portions of changes in the fair value of cash flow hedges are recognized in income (loss). Our foreign exchange contracts have not been designated as hedges, and accordingly, changes in the fair value of the derivatives are recorded in income (loss).

Interest Rate Swap Agreements.  Our senior secured credit facilities are subject to floating interest rates. We manage the risk of unfavorable movements in interest rates by hedging a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable over the term of the credit facilities. We have four interest rate swap agreements which we have designated as cash flow hedges for accounting purposes, and the hedges are considered effective. As such, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and is reclassified into interest expense in our unaudited condensed consolidated statement of operations in the period in which it affects income (loss).

Information regarding our interest rate swap agreements as of July 2, 2011 is presented below (in thousands):

Maturity Date	Notional Amount	Pay Fixed	Receive Floating	Estimated loss expected to be reclassified into earnings within the next twelve months
December 2011	$75,000	2.55%	1 month LIBOR	$876
December 2011	75,000	2.585%	1 month LIBOR	890
December 2011	75,000	2.595%	1 month LIBOR	894
December 2011	75,000	2.60%	1 month LIBOR	896
				$3,556

Foreign Exchange Rate Contracts.  We utilize Mexican Peso (MXP) foreign exchange forward contracts to hedge a portion of our exposure to fluctuations in foreign exchange rates, as our Mexico-based manufacturing operations incur costs that are largely denominated in MXP. Foreign exchange forward contracts held as of July 2, 2011 expire weekly through December 2011. While our foreign exchange forward contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our unaudited condensed consolidated statements of operations.

Information regarding the notional amounts of our foreign exchange forward contracts is presented in the table below (in thousands):

	Notional Amount (MXP)		Notional Amount (USD)
	July 2, 2011	December 31, 2010	July 2, 2011	December 31, 2010
Foreign exchange contracts not designated as hedges	201,229	116,910	$16,789	$9,428

The following table summarizes the location and fair value of derivative instruments in our unaudited condensed consolidated balance sheets for the period presented (in thousands):

	Balance Sheet Location	July 2, 2011	December 31, 2010
Derivative Assets:
Foreign exchange forward contracts not designated as hedges	Other current assets	$407	$374

Derivative Liabilities:
Interest rate swap agreements designated as cash flow hedges	Other current liabilities	$3,556	$6,707

The following table summarizes the effect of derivative instruments on our unaudited condensed consolidated statements of operations (in thousands):

		Three Months Ended		Six Months Ended
	Location of gain (loss)	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$(1,797)	$(2,998)	$(3,577)	$(6,193)
Foreign exchange forward contracts not designated as hedges	Other income (expense), net	204	(1,015)	33	24
		$(1,593)	$(4,013)	$(3,544)	$(6,169)

(1)          Represents the loss on derivative instruments designated as cash flow hedges, which has been reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in accumulated other comprehensive income (loss) is presented below (in thousands):

	Three Months Ended		Six Months Ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Interest rate swaps designated as cash flow hedges	$190	$2,046	$426	$5,869

As of July 2, 2011, the cumulative amount included in accumulated other comprehensive income (loss) related to derivative instruments designated as cash flow hedges was  $2.2 million (net of tax).

11.                              DERIVATIVE INSTRUMENTS

We use derivative financial instruments to manage interest rate risk related to our variable rate credit facilities and risk related to foreign currency exchange rates. Our objective is to reduce the risk to earnings and cash flows associated with changes in interest rates and changes in foreign currency exchange rates. Before acquiring a derivative instrument to hedge a specific risk, we evaluate potential natural hedges. Factors considered in the decision to hedge an underlying market exposure include the materiality of the risk, the volatility of the market, the duration of the hedge, and the availability, effectiveness and cost of derivative instruments. We do not use derivative instruments for speculative or trading purposes.

All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. The fair value of our derivatives is determined through the use of models that consider various assumptions, including time value, yield curves and other relevant economic measures which are inputs that are classified as Level 2 in the valuation hierarchy. The classification of gains and losses resulting from changes in the fair values of derivatives is dependent on the intended use of the derivative and its resulting designation. Our interest rate swap agreements are designated as cash flow hedges, and accordingly, effective portions of changes in the fair value of the derivatives are recorded in accumulated other comprehensive income (loss) and subsequently reclassified into our consolidated statement of operations when the hedged forecasted transaction affects income (loss). Ineffective portions of changes in the fair value of cash flow hedges are recognized in income (loss). Our foreign exchange contracts have not been designated as hedges, and accordingly, changes in the fair value of the derivatives are recorded in income (loss).

Interest Rate Swap Agreements.  Our Senior Secured Credit Facility is subject to floating interest rates. We manage the risk of unfavorable movements in interest rates by hedging a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable over the term of the credit facilities. We have four interest rate swap agreements which we have designated as cash flow hedges for accounting purposes, and the hedges are considered effective. As such, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and is reclassified into interest expense in our consolidated statement of operations in the period in which it affects income (loss).

Information regarding our interest rate swap agreements as of December 31, 2010 is presented below (in thousands):

Maturity Date (1)	Notional Amount	Pay Fixed	Receive Floating	Estimated loss expected to be reclassified into earnings within the next twelve months
January - December 2011	$75,000	2.55%	1 month LIBOR	$1,652
January - December 2011	75,000	2.60%	1 month LIBOR	1,690
January - December 2011	75,000	2.585%	1 month LIBOR	1,679
January - December 2011	75,000	2.595%	1 month LIBOR	1,686
				$6,707

(1)         For derivative instruments that become effective subsequent to December 31, 2010, we present a range of dates that represent the period covered by the applicable derivative instrument.

Foreign Exchange Rate Contracts.  We utilize Mexican Peso (MXP) foreign exchange forward contracts to hedge a portion of our exposure to fluctuations in foreign exchange rates, as our Mexico-based manufacturing operations incur costs that are largely denominated in MXP. These foreign exchange forward contracts expire weekly throughout fiscal year 2011.While our foreign exchange forward contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our accompanying consolidated statements of operations.

Information regarding the notional and fair value of our foreign exchange forward contracts as of December 31, 2010 and 2009 is presented in the table below (in thousands):

December 31, 2010			December 31, 2009
Notional Value MXP	Notional Value USD	Fair Value USD	Notional Value MXP	Notional Value USD	Fair Value USD
116,910	$9,054	$9,428	190,745	$14,242	$14,331

The following table summarizes the fair value of derivative instruments in our consolidated balance sheets (in thousands):

	Balance Sheet Location	December 31, 2010	December 31, 2009
Derivative Assets:
Foreign exchange forward contracts not designated as hedges	Other current assets	$374	$89

Derivative Liabilities:
Current portion of interest rate swap agreements designated as cash flow hedges	Other current liabilities	$6,707	$9,701
Long-term portion of interest rate swap agreements designated as cash flow hedges	Other long-term liabilities	—	1,543
		$6,707	$11,244

The following table summarizes the effect our derivative instruments have on our consolidated statements of operations (in thousands):

		Year Ended December 31,
	Location of gain (loss)	2010	2009	2008
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$(12,211)	$(18,164)	$(3,440)
Foreign exchange forward contracts not designated as hedges	Other income (expense), net	285	2,913	(2,824)
		$(11,926)	$(15,251)	$(6,264)

(1)         Represents the loss on derivative instruments designated as cash flow hedges, reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in accumulated other comprehensive income (loss) is presented below (in thousands):

	Year Ended December 31,
	2010	2009	2008
Interest rate swap agreements designated as cash flow hedges	$7,674	$16,136	$12,800

As of December 31, 2010, the cumulative amount included in accumulated other comprehensive income (loss) related to derivative instruments designated as cash flow hedges was  $4.1 million (net of tax).

FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

8.  FAIR VALUE MEASUREMENTS

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (in thousands):

As of July 2, 2011	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Total Assets:
Foreign exchange forward contracts not designated as hedges	$—	$407	$—	$407

Total Liabilities:
Interest rate swap agreements designated as cash flow hedge	$—	$3,556	$—	$3,556

As of December 31, 2010
Total Assets:
Foreign exchange forward contracts not designated as hedges	$—	$374	$—	$374

Total Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$6,707	$—	$6,707

(1)          Fair value measurements based on quoted prices in active markets for identical assets or liabilities.

(2)          Fair value measurements based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

(3)          No observable valuation inputs in the market.

12.                               FAIR VALUE MEASUREMENTS

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (in thousands):

December 31, 2010	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Total Assets:
Foreign exchange forward contracts not designated as hedges	$—	$374	$—	$374

Total Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$6,707	$—	$6,707

December 31, 2009	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Total Assets:
Foreign exchange forward contracts not designated as hedges	$—	$89	$—	$89

Total Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$11,244	$—	$11,244

(1)	Fair value measurements based on quoted prices in active markets for identical assets or liabilities.
(2)	Fair value measurements based on observable inputs other than quoted prices in active markets for identical assets and liabilities.
(3)	No observable valuation inputs in the market.

DEBT AND CAPITAL LEASE OBLIGATIONS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
DEBT AND CAPITAL LEASE OBLIGATIONS
DEBT AND CAPITAL LEASE OBLIGATIONS

9.  DEBT AND CAPITAL LEASE OBLIGATIONS

Debt and capital lease obligations consists of the following (in thousands):

	July 2, 2011	December 31, 2010
Senior Secured Credit Facility:
$100.0 million revolving credit facility	$46,000	$—
Term loan facility, net of unamortized original issue discount of $5.2 million and $6.0 million, respectively	842,175	845,792
10.875% Senior Notes, including unamortized original issue premium of $3.8 million and $4.2 million, respectively	678,789	679,239
9.75% Senior Subordinated Notes	300,000	300,000
7.75% Senior Notes	300,000	—
Capital lease obligations and other	60	81
Total debt and capital lease obligations	2,167,024	1,825,112
Current maturities	(8,822)	(8,821)
Long-term debt and capital lease obligations	$2,158,202	$1,816,291

Senior Secured Credit Facility

On November 20, 2007, we entered into the Senior Secured Credit Facility consisting of a  $1,065.0 million term loan facility maturing May 2014 and a  $100.0 million revolving credit facility maturing November 2013. We issued the term loan facility at a 1.2% discount, resulting in net proceeds of  $1,052.4 million. We are amortizing the  $12.6 million discount using the effective interest method, thereby increasing the reported outstanding balance through the maturity date.

We have subsequently entered into three amendments to the Senior Secured Credit Facility. The first amendment, entered into in January 2010 permitted us to issue  $100.0 million in aggregate principal amount of new 10.875% senior notes, as long as the net cash proceeds were used to make a voluntary prepayment of the term loans. In connection with this amendment, we incurred  $1.1 million of arrangement and lender consent fees, which are included in loss on modification of debt in our unaudited condensed consolidated statement of operations.

The second amendment, entered into in October 2010, permitted us to issue  $300.0 million of new senior subordinated notes and repurchase or redeem all of our then outstanding 11.75% senior subordinated notes, prepay a portion of the term loans under our Senior Secured Credit Facility and pay related premiums, fees and expenses, all without utilizing existing debt incurrence capacity under our Senior Secured Credit Facility.

The third amendment, entered into in February 2011, increased the Maximum Total Leverage Ratio limitation in the Permitted Acquisitions covenant from 6.0x to 7.0x, and deemed the ETI acquisition to have been made as a Permitted Acquisition. The Permitted Acquisitions covenant has no limit on the dollar amount of acquisitions we are permitted to make, as long as the acquired entity becomes a loan party under the Senior Secured Credit Facility, and we are in compliance with this 7.0x maximum total net leverage ratio requirement, our senior secured leverage ratio requirement, and are not in default. In connection with this amendment, we incurred  $2.1 million of expenses which are included in loss on modification of debt in our unaudited condensed consolidated statement of operations.

As of July 2, 2011, the market values of our term loan facility and revolving credit facility were  $842.1 million and  $43.4 million, respectively. We determine market value using trading prices for our credit facilities on or near that date.

Interest Rates.  Borrowings under the Senior Secured Credit Facility bear interest at a rate equal to an applicable margin plus, at our option, either (a) a base rate determined by reference to the higher of (1) the prime rate, as defined, and (2) the federal funds rate plus 0.50% or (b) the Eurodollar rate determined by reference to the costs of funds for deposits in U.S. dollars for the interest period relevant to each borrowing adjusted for required reserves. The initial applicable margin for borrowings under the term loan facility and the revolving credit facility is 2.00% with respect to base rate borrowings and 3.00% with respect to Eurodollar borrowings. The applicable margin for borrowings under the term loan facility and the revolving credit facility may be reduced subject to our attaining certain leverage ratios. We use interest rate swap agreements in an effort to hedge our exposure to fluctuating interest rates related to a portion of our Senior Secured Credit Facility (see Note 7).

Fees.  In addition to paying interest on outstanding principal under the Senior Secured Credit Facility, we are required to pay a commitment fee to the lenders under the revolving credit facility with respect to the unutilized commitments thereunder. The current commitment fee rate is 0.50% per annum. The commitment fee rate may be reduced subject to our attaining certain leverage ratios. We must also pay customary letter of credit fees.

Principal Payments.  We are required to pay annual payments in equal quarterly installments on the term loan facility in an amount equal to 1.00% of the funded total principal amount through February 2014, with any remaining amount payable in full at maturity in May 2014.

Prepayments.  The Senior Secured Credit Facility requires us to prepay outstanding term loans, subject to certain exceptions, with (1) 50% (which percentage can be reduced to 25% or 0% upon our attaining certain leverage ratios) of our annual excess cash flow, as defined; (2) 100% of the net cash proceeds above an annual amount of  $25.0 million from non-ordinary course asset sales (including insurance and condemnation proceeds) by DJOFL and its restricted subsidiaries, subject to certain exceptions to be agreed upon, including a 100% reinvestment right if reinvested or committed to reinvest within 15 months of such sale or disposition so long as reinvestment is completed within 180 days thereafter; and (3) 100% of the net cash proceeds from issuance or incurrence of debt by DJOFL and its restricted subsidiaries, other than proceeds from debt permitted to be incurred under the Senior Secured Credit Facility and related amendments. Any mandatory prepayments are applied to the term loan facility in direct order of maturity. We may voluntarily prepay outstanding loans under the Senior Secured Credit Facility at any time without premium or penalty, provided that voluntary prepayments of Eurodollar loans made on a date other than the last day of an interest period applicable thereto shall be subject to customary breakage costs. We were not required to make any prepayments in 2011 related to our 2010 excess cash flow calculation.

Guarantee and Security.  All obligations under the Senior Secured Credit Facility are unconditionally guaranteed by DJO Holdings LLC (DJO Holdings) and each existing and future direct and indirect wholly-owned domestic subsidiary of DJOFL other than immaterial subsidiaries, unrestricted subsidiaries and subsidiaries that are precluded by law or regulation from guaranteeing the obligations (collectively, the Guarantors).

All obligations under the Senior Secured Credit Facility, and the guarantees of those obligations, are secured by pledges of 100% of the capital stock of DJOFL, 100% of the capital stock of each wholly owned domestic subsidiary and 65% of the capital stock of each wholly owned foreign subsidiary that is, in each case, directly owned by DJOFL or one of the Guarantors; and a security interest in, and mortgages on, substantially all tangible and intangible assets of DJO Holdings, DJOFL and each Guarantor.

Certain Covenants and Events of Default.  The Senior Secured Credit Facility contains covenants that, among other things, restrict, subject to certain exceptions, our and our subsidiaries’ ability to:

·                  incur additional indebtedness;

·                  create liens on assets;

·                  change fiscal years;

·                  enter into sale and leaseback transactions;

·                  engage in mergers or consolidations;

·                  sell assets;

·                  pay dividends and other restricted payments;

·                  make investments, loans or advances;

·                  repay subordinated indebtedness;

·                  make certain acquisitions;

·                  engage in certain transactions with affiliates;

·                  restrict the ability of restricted subsidiaries that are not Guarantors to pay dividends or make distributions;

·                  amend material agreements governing our subordinated indebtedness; and

·                  change our lines of business.

In addition, the Senior Secured Credit Facility requires us to maintain a maximum senior secured leverage ratio of 3.50:1 for the trailing twelve months ended July 2, 2011, stepping down to 3.25:1 at the end of 2011. The Senior Secured Credit Facility also contains certain customary affirmative covenants and events of default. As of July 2, 2011, our senior secured leverage ratio was 2.87:1, and we were in compliance with all other applicable covenants.

10.875% Senior Notes

On November 20, 2007 and January 20, 2010, DJOFL and DJO Finance Corporation (DJO Finco) (collectively, the Issuers) issued 10.875% Senior Notes due 2014, with aggregate principal amounts of  $575.0 million and  $100.0 million, respectively (the 10.875% Notes), under an agreement dated November 20, 2007 (the 10.875% Indenture) among the Issuers, the guarantors party thereto and The Bank of New York Mellon (formerly known as The Bank of New York), as trustee. The  $100.0 million of 10.875% Notes were issued at a 5.0% premium, and we are amortizing the premium over the term of the notes using the effective interest method, thereby decreasing the reported outstanding balance through the maturity date.

As of July 2, 2011, the market value of the 10.875% Notes was  $718.9 million. We determine market value using trading prices for the 10.875% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 10.875% Notes.

Optional Redemption.  Under the 10.875% Indenture, prior to November 15, 2011, the Issuers have the option to redeem some or all of the 10.875% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on November 15, 2011, the Issuers may redeem some or all of the 10.875% Notes at a redemption price of 105.438% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 102.719% and 100% of the then outstanding principal balance at November 2012 and November 2013, respectively.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 10.875% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 10.875% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 10.875% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO, or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of July 2, 2011, we were in compliance with all applicable covenants.

9.75% Senior Subordinated Notes

On October 18, 2010, the Issuers issued  $300.0 million aggregate principal amount of 9.75% senior subordinated notes (9.75% Notes) maturing on October 15, 2017. The 9.75% Notes are guaranteed jointly and severally and on an unsecured senior subordinated basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or by any of DJOFL’s subsidiaries that are an obligor under DJOFL’s Senior Secured Credit Facility.

As of July 2, 2011, the market value of the 9.75% Notes was  $302.3 million. We determined market value using trading prices for the 9.75% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 9.75% Notes.

Optional Redemption.  Under the Indenture to the 9.75% Notes (the 9.75% Indenture), prior to October 15, 2013, the Issuers have the option to redeem some or all of the 9.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on October 15, 2013, the Issuers may redeem some or all of the 9.75% Notes at a redemption price of 107.313% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 104.875%, 102.438% and 100% of the then outstanding principal balance at October 15, 2014, 2015 and 2016, respectively. Additionally, from time to time, before October 15, 2013, the Issuers may redeem up to 35% of the 9.75% Notes at a redemption price equal to 109.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 9.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 9.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 9.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of July 2, 2011, we were in compliance with all applicable covenants.

Our ability to continue to meet the covenants related to our indebtedness specified above in future periods will depend, in part, on events beyond our control, and we may not continue to meet those ratios. A breach of any of these covenants in the future could result in a default under the Senior Secured Credit Facility, the 10.875% Indenture, the 7.75% Indenture, and the 9.75% Indenture (collectively, the Indentures), at which time the lenders could elect to declare all amounts outstanding under the Senior Secured Credit Facility to be immediately due and payable. Any such acceleration would also result in a default under the Indentures.

7.75% Senior Notes

On April 7, 2011, the Issuers issued  $300.0 million aggregate principal amount of 7.75% Senior Notes (7.75% Notes) maturing on April 15, 2018. Semi-annual interest of approximately  $11.6 million related to the 7.75% Notes will be payable in cash on April 15 and October 15 of each year, commencing on October 15, 2011, and accrues from and including April 7, 2011. The 7.75% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or is an obligor under DJOFL’s Senior Secured Credit Facility.

As of July 2, 2011, the market value of the 7.75% Notes was  $300.8 million. We determined market value using trading prices for the 7.75% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 7.75% Notes.

Optional Redemption.  Under the Indenture to the 7.75% Notes (the 7.75% Indenture), prior to April 15, 2014, the Issuers have the option to redeem some or all of the 7.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on April 15, 2014, the Issuers may redeem some or all of the 7.75% Notes at a redemption price of 105.813% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 103.875%, 101.938% and 100% of the then outstanding principal balance at April 15, 2015, 2016 and 2017, respectively. Additionally, from time to time, before April 15, 2014, the Issuers may redeem up to 35% of the 7.75% Notes at a redemption price equal to 107.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 7.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 7.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 7.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of July 2, 2011, we were in compliance with all applicable covenants.

Debt Issuance Costs

As of July 2, 2011 and December 31, 2010, we had  $37.8 million and  $34.1 million, respectively, of unamortized debt issuance costs which were included in other assets in our unaudited condensed consolidated balance sheets. During the six months ended July 2, 2011, we incurred  $7.5 million of debt issuance costs which were capitalized in connection with the issuance of  $300.0 million aggregate principal of 7.75% Notes. During the three and six months ended July 3, 2010, we incurred  $0.3 million and  $3.3 million of debt issuance costs, respectively, which were capitalized, in connection with the sale of  $100.0 million aggregate principal of 10.875% Notes. For the three and six months ended July 2, 2011, amortization of debt issuance costs was  $2.0 million and  $3.8 million, respectively. For the three and six months ended July 3, 2010, amortization of debt issuance costs was  $1.7 million and  $3.9 million, respectively. Amortization of debt issuance costs is included in interest expense in our unaudited condensed consolidated statements of operations.

13.                              DEBT AND CAPITAL LEASES

Debt and capital lease obligations consists of the following (in thousands):

	December 31, 2010	December 31, 2009
Senior Secured Credit Facility:
$100 million revolving credit facility	$—	$—
Term loan, net of unamortized original issue discount ( $6.0 million, and $9.3 million at December 31, 2010 and 2009, respectively)	845,792	1,034,427
10.875% Senior Notes, including unamortized original issue premium ( $4.2 million at December 31, 2010)	679,239	575,000
9.75% Senior Subordinated Notes	300,000	—
11.75% Senior Subordinated Notes	—	200,000
Notes payable for acquisitions	—	2,860
Capital lease obligations and other	81	583
Total debt and capital lease obligations	1,825,112	1,812,870
Current maturities	(8,821)	(15,926)
Long-term debt and capital lease obligations	$1,816,291	$1,796,944

Senior Secured Credit Facility

On November 20, 2007, we entered into the Senior Secured Credit Facility consisting of a  $1,065.0 million term loan facility maturing May 2014 and a  $100.0 million revolving credit facility maturing November 2013. We issued the term loan facility at a 1.2% discount, resulting in net proceeds of  $1,052.4 million. We are amortizing the  $12.6 million discount using the effective interest method, thereby increasing the reported outstanding balance through the maturity date of the term loan facility.

On January 14, 2010, we entered into Amendment No. 1 to the Senior Secured Credit Facility, which permitted us to issue up to an additional  $150.0 million in aggregate principal amount of new 10.875% Senior Notes on or prior to March 1, 2010, as long as the net cash proceeds were used to make a voluntary prepayment of the term loans. In connection with this amendment, we incurred  $1.1 million of arrangement and lender consent fees, which we expensed during the first quarter of 2010. On January 20, 2010, we issued  $100.0 million of new 10.875% Senior Notes, as described below, and made a  $101.5 million voluntary prepayment of the term loans in accordance with the terms of Amendment No. 1 to the Senior Secured Credit Facility. In addition, pursuant to the excess cash flow provisions of the Senior Secured Credit Facility, as described below, we also made a  $2.0 million prepayment of the term loans during March 2010. In connection with these prepayments, we accelerated  $0.8 million of amortization of the then remaining unamortized original issue discount during the first quarter of 2010. Additionally, we recognized a non-cash loss of  $1.9 million attributable to the write off of the then remaining unamortized debt issuance costs related to the portion of the term loans that were repaid.

On October 5, 2010, we entered into Amendment No. 2 to the Senior Secured Credit Facility, which permitted us to (1) issue  $300.0 million in aggregate principal amount of new subordinated notes to be co-issued by DJOFL and DJO Finco; (2) use the proceeds from the offering to repurchase or redeem all of our existing 11.75% Senior Subordinated Notes (11.75% Notes) due 2014; (3) prepay a portion of the term loans under our Senior Secured Credit Facility and (4) pay related premiums, fees and expenses, all without utilizing existing debt incurrence capacity under our Senior Secured Credit Facility. In connection with this amendment, we incurred  $0.7 million of fees and expenses, which were expensed during the fourth quarter of 2010. On October 18, 2010, we issued  $300.0 million aggregate principal amount of new 9.75% Senior Subordinated Notes (9.75% Notes), as described below. During October 2010, we made voluntary aggregate prepayments of  $79.0 million of the term loans under our Senior Secured Credit Facility. In connection with these prepayments, we accelerated  $0.6 million of amortization of the unamortized original issue discount as of the prepayment dates, and recognized a non-cash loss of  $1.2 million attributable to the write off of unamortized debt issuance costs as of the prepayment dates relating to the portion of the term loans that were repaid.

On February 18, 2011, we entered into Amendment No. 3 to the Senior Secured Credit Facility, which increased the Total Leverage Ratio limitation in the Permitted Acquisitions covenant from 6.0 to 7.0, and deemed the ETI acquisition (See Note 24) to have been made as a Permitted Acquisition. The Permitted Acquisitions covenant has no limit on the dollar amount of acquisitions we are permitted to make, as long as we are in compliance with this ratio, with the senior secured leverage ratio, and not in default.

The market value of our term loan facility was  $836.9 million as of December 31, 2010. We determine market value using trading prices for our term loan on or near that date.

Interest Rates.  Borrowings under the Senior Secured Credit Facility bear interest at a rate equal to an applicable margin plus, at our option, either (a) a base rate determined by reference to the higher of (1) the prime rate, as defined, and (2) the federal funds rate plus 0.50% or (b) the Eurodollar rate determined by reference to the costs of funds for deposits in U.S. dollars for the interest period relevant to each borrowing adjusted for required reserves. The initial applicable margin for borrowings under the term loan facility and the revolving credit facility is 2.00% with respect to base rate borrowings and 3.00% with respect to Eurodollar borrowings. The applicable margin for borrowings under the term loan facility and the revolving credit facility may be reduced subject to us attaining certain leverage ratios. We use interest rate swap agreements in an effort to hedge our exposure to fluctuating interest rates related to a portion of our Senior Secured Credit Facility (see Note 11). As of December 31, 2010, our weighted average interest rate for all borrowings under the Senior Secured Credit Facility was 4.08%.

Fees. In addition to paying interest on outstanding principal under the Senior Secured Credit Facility, we are required to pay a commitment fee to the lenders under the revolving credit facility with respect to the unutilized commitments thereunder. The current commitment fee rate is 0.50% per annum. The commitment fee rate may be reduced subject to us attaining certain leverage ratios. We must also pay customary letter of credit fees.

Principal Payments.  We are required to pay annual payments in equal quarterly installments on the loans under the term loan facility in an amount equal to 1.00% of the funded total principal amount through February 2014, with any remaining amount payable in May 2014.

Prepayments.  The Senior Secured Credit Facility requires us to prepay outstanding term loans, subject to certain exceptions, with (1) 50% (which percentage can be reduced to 25% or 0% upon our attaining certain leverage ratios) of our annual excess cash flow, as defined; (2) 100% of the net cash proceeds above an annual amount of  $25.0 million from non-ordinary course asset sales (including insurance and condemnation proceeds) by DJOFL and its restricted subsidiaries, subject to certain exceptions, including a 100% reinvestment right if reinvested or committed to reinvest within 15 months of such sale or disposition so long as reinvestment is completed within 180 days thereafter; and (3) 100% of the net cash proceeds from issuances or incurrences of debt by DJOFL and its restricted subsidiaries, other than proceeds from debt permitted to be incurred under the Senior Secured Credit Facility and related amendments. Any mandatory prepayments are applied to the term loan facilities in direct order of maturity. We reinvested the net proceeds from our 2009 asset sales and, as such, our calculation of 2009 excess cash flows excluded those net proceeds. We may voluntarily prepay outstanding loans under the Senior Secured Credit Facility at any time without premium or penalty, provided that voluntary prepayments of Eurodollar loans made on a date other than the last day of an interest period applicable thereto shall be subject to customary breakage costs. We are not required to make any prepayments in 2011 related to our 2010 excess cash flow calculation.

Guarantee and Security.  All obligations under the Senior Secured Credit Facility are unconditionally guaranteed by DJO Holdings LLC (DJO Holdings) and each existing and future direct and indirect wholly owned domestic subsidiary of DJOFL other than immaterial subsidiaries, unrestricted subsidiaries and subsidiaries that are precluded by law or regulation from guaranteeing the obligations (collectively, the Guarantors).

All obligations under the Senior Secured Credit Facility, and the guarantees of those obligations, are secured by pledges of 100% of the capital stock of DJOFL, 100% of the capital stock of each wholly owned domestic subsidiary and 65% of the capital stock of each wholly owned foreign subsidiary that is, in each case, directly owned by DJOFL or one of the Guarantors; and a security interest in, and mortgages on, substantially all tangible and intangible assets of DJO Holdings, DJOFL and each Guarantor.

Certain Covenants and Events of Default.  The Senior Secured Credit Facility contains a number of covenants that, among other things, restrict, subject to certain exceptions, our and our subsidiaries’ ability to:

·                  incur additional indebtedness,

·                  create liens on assets,

·                  change fiscal years,

·                  enter into sale and leaseback transactions,

·                  engage in mergers or consolidations,

·                  sell assets,

·                  pay dividends and other restricted payments,

·                  make investments, loans or advances,

·                  repay subordinated indebtedness,

·                  make certain acquisitions,

·                  engage in certain transactions with affiliates,

·                  restrict the ability of restricted subsidiaries that are not Guarantors to pay dividends or make distributions,

·                  amend material agreements governing our subordinated indebtedness, and

·                  change our lines of business.

In addition, the Senior Secured Credit Facility requires us to maintain a maximum senior secured leverage ratio of 3.50:1 as of the twelve months ended December 31, 2010, stepping down over time to 3.25:1 by the end of 2011. The Senior Secured Credit Facility also contains certain customary affirmative covenants and events of default. As of December 31, 2010, our senior secured leverage ratio was 3.07:1, and we were in compliance with all other applicable covenants.

10.875% Senior Notes

On November 20, 2007, DJOFL and DJO Finance Corporation (DJO Finco) (collectively, the Issuers) issued  $575.0 million aggregate principal amount of 10.875% Senior Notes under an agreement dated as of November 20, 2007 (the 10.875% Indenture) among the Issuers, the guarantors party thereto and The Bank of New York Mellon (formerly known as The Bank of New York), as trustee. We refer to the 10.875% Senior Notes, individually, or collectively, as the 10.875% Notes.

On January 20, 2010, the Issuers issued  $100.0 million aggregate principal amount of new 10.875% Notes, pursuant to the 10.875% Indenture that governs our existing 10.875% Notes due 2014. We issued the new 10.875% Notes at a 5.0% premium, resulting in gross proceeds of  $105.0 million. We are amortizing the premium over the term of the new 10.875% Notes using the effective interest method, thereby decreasing the reported outstanding balance through the maturity date. Net proceeds from the issuance (excluding  $2.0 million of interest accrued from November 15, 2009 to January 19, 2010, which was included in the interest payment we made to holders of the new 10.875% Notes on May 15, 2010), along with cash on hand, were used to repay  $101.5 million of existing term loans under the Senior Secured Credit Facility. The 10.875% Notes require semi-annual interest payments of  $36.7 million each May 15 and November 15 and are due November 15, 2014.

As of December 31, 2010, the market value of the 10.875% Notes was  $735.8 million. We determined market value using trading prices for the 10.875% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 10.875% Notes.

Optional Redemption.  Under the 10.875% Indenture, prior to November 15, 2011, the Issuers have the option to redeem some or all of the 10.875% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium, plus accrued and unpaid interest. Beginning on November 15, 2011, the Issuers may redeem some or all of the 10.875% Notes at a redemption price of 105.438% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 102.719% and 100% of the then outstanding principal balance at November 2012 and November 2013, respectively.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 10.875% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 10.875% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 10.875% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2010, we were in compliance with all applicable covenants.

11.75% Senior Subordinated Notes

In November 2006, the Issuers issued  $200.0 million aggregate principal amount of 11.75% senior subordinated notes (the 11.75% Notes). The 11.75% Notes required semi-annual interest payments of  $11.8 million each May 15 and November 15.

On October 1, 2010, we commenced a cash tender offer for any and all of our  $200 million of outstanding 11.75% Notes due 2014 with a final tender expiration date of October 29, 2010. The total tender offer consideration of  $1,065 for each  $1,000 principal amount of 11.75% Notes validly tendered included an early tender premium of  $30 per  $1,000 principal amount of 11.75% Notes validly tendered by October 15, 2010. In addition, holders who validly tendered their 11.75% Notes were entitled to receive accrued interest from and including the last interest payment date through the applicable settlement date.

In October 2010, we issued  $300.0 million of 9.75% Notes, discussed below, and used a portion of the proceeds to repurchase  $200.0 million aggregate principal amount of the 11.75% Notes for total consideration of  $213.0 million plus  $10.0 million of accrued interest through the settlement date.

9.75% Senior Subordinated Notes

On October 18, 2010, the Issuers issued  $300.0 million aggregate principal amount of 9.75% Notes maturing on October 15, 2017. We used the proceeds, along with cash on hand, to repurchase our  $200.0 million aggregate principal amount of 11.75% Notes, prepay  $79.0 million of term loans under our Senior Secured Credit Facility, and pay related premiums, fees and expenses.

The 9.75% Notes require semi-annual interest payments of  $14.6 million each April 15 and October 15, commencing on April 15, 2011, and will accrue from and including October 18, 2010. The 9.75% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or by any of DJOFL’s subsidiaries that are an obligor under DJOFL’s Senior Secured Credit Facility.

As of December 31, 2010, the market value of the 9.75% Notes was  $300.8 million. We determined market value using trading prices for the 9.75% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 9.75% Notes.

Optional Redemption.  Under the Indenture to the 9.75% Notes (the 9.75% Indenture), prior to October 15, 2013, the Issuers have the option to redeem some or all of the 9.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on October 15, 2013, the Issuers may redeem some or all of the 9.75% Notes at a redemption price of 107.313% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 104.875%, 102.438% and 100% of the then outstanding principal balance at October 15, 2014, 2015 and 2016, respectively. Additionally, from time to time, before October 15, 2013, the Issuers may redeem up to 35% of the 9.75% Notes at a redemption price equal to 109.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 9.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 9.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 9.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2010, we were in compliance with all applicable covenants.

Our ability to continue to meet the covenants related to our indebtedness specified above in future periods will depend, in part, on events beyond our control, and we may not continue to meet those ratios. A breach of any of these covenants in the future could result in a default under the Senior Secured Credit Facility, the 10.875% Indenture, and the 9.75% Indenture (collectively, the Indentures), at which time the lenders could elect to declare all amounts outstanding under the Senior Secured Credit Facility to be immediately due and payable. Any such acceleration would also result in a default under the Indentures.

At December 31, 2010, the aggregate amounts of annual principal maturities of long-term debt and capital leases for the next five years and thereafter are as follows (in thousands):

Years Ending December 31,
2011	$8,821
2012	8,824
2013	8,782
2014	1,498,685
2015	—
Thereafter	300,000
$1,825,112

Loss on Modification and Extinguishment of Debt

During the year ended December 31, 2010, we recognized a loss on modification and extinguishment of debt of  $19.8 million. This loss includes  $13.0 million of premiums, a  $4.3 million non-cash write-off of unamortized debt issuance costs, and  $1.4 million of fees and expenses associated with the amendment of our Senior Secured Credit Facility, issuance of  $300.0 million of 9.75% Notes and redemption of our  $200.0 million of 11.75% Notes in October 2010. In addition, this loss includes  $1.1 million of fees and expenses related to the amendment of our Senior Secured Credit Facility in connection with the issuance of  $100.0 million 10.875% Notes in January 2010.

Debt Issuance Costs

As of December 31, 2010 and 2009, we had  $34.1 million, and  $38.9 million, respectively, of unamortized debt issuance costs, which are included in other assets in our consolidated balance sheets. During the year ended December 31, 2010, we incurred  $10.3 million of debt issuance costs, which were capitalized, in connection with the issuance and registered exchange offer of the  $100.0 million 10.875% Notes in January 2010, and the issuance of the  $300.0 million 9.75% Notes in October 2010. During the years ended December 31, 2009 and 2008, we did not incur any debt issuance costs. For the years ended December 31, 2010, 2009 and 2008, amortization of debt issuance costs was  $7.7 million,  $12.7 million, and  $13.2 million, respectively, and was included in interest expense in our consolidated statements of operations.

INCOME TAXES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
INCOME TAXES
INCOME TAXES

10.  INCOME TAXES

Income taxes for the interim periods presented have been included in our unaudited condensed consolidated financial statements on the basis of an estimated annual effective tax rate, adjusted for discrete items. The income tax benefit for these periods differed from the amount which would have been recorded using the U.S. statutory tax rate due primarily to the impact of nondeductible expenses, foreign taxes, deferred taxes on the assumed repatriation of foreign earnings and the existence of valuation allowances in foreign jurisdictions.

For the three months ended July 2, 2011 we recorded an income tax benefit of approximately  $14.5 million on a pre-tax loss of  $33.5 million, resulting in an effective tax rate of 43.3%. For the six months ended July 2, 2011, we recorded an income tax benefit of approximately  $22.0 million on a pre-tax loss of approximately  $61.8 million, resulting in a 35.5% effective tax rate.

For the three and six months ended July 3, 2010, we recorded an income tax benefit of approximately  $24.6 million and  $14.8 million, on a pre-tax loss of approximately  $24.0 million and  $47.6 million, resulting in a 102.3% and 31.1% effective tax rate, respectively. The difference in the tax benefit recorded during the three and six months ended July 2, 2011 and the three and six months ended July 3, 2010 is primarily due to differences in the projected annualized effective tax rates for each year as determined by the Company.  Given the relationship between fixed dollar tax items and pre-tax financial results, the projected annual effective tax rate can change materially based on small variations of income.

We and our subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. With few exceptions, we are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2006. The Internal Revenue Service (IRS) completed its field examination of the 2005 and 2006 tax years during the first half of 2010. The IRS has proposed material adjustments related to transaction cost, stock option, and bad debt deductions included in our 2006 tax return. We have entered into the IRS appeals process and plan on defending each of the proposed adjustments vigorously. The timing of the completion of the appeals process is unclear at this time.  Should the IRS’ proposed adjustments be upheld upon completion of the appeals process, a material reduction in our currently unreserved net operating losses could result.

At December 31, 2010, our gross unrecognized tax benefits were  $17.7 million. For the six months ended July 2, 2011, we increased our gross unrecognized tax benefits by  $1.1 million, resulting in total gross unrecognized tax benefits of  $18.8 million at the end of the period. As of July 2, 2011, we have  $2.7 million accrued for interest and penalties.  To the extent our gross unrecognized tax benefits are recognized in the future, a reduction of  $3.3 million of U.S. Federal tax benefit for related state income tax deductions would result. There is a reasonable possibility that the finalization of the IRS appeals process could result in a material reduction to our unrecognized tax benefits within the next twelve months. Due to the fact that the appeals process has not been finalized, the amount of the unrecognized tax benefits that may be reduced cannot be reasonably estimated.  We anticipate that approximately  $1.5 million of uncertain tax positions related to transfers of intellectual property,  $0.5 million of uncertain tax positions related to research and development costs and  $0.3 million of unrecognized tax positions, each of which are individually immaterial, will decrease in the next twelve months due to the expiration of the statute of limitations. The majority of our unrecognized tax benefits will impact the effective tax rate upon recognition; however,  $2.6 million of unrecognized tax benefits related to prior acquisitions will impact other balance sheet accounts due to various indemnification provisions.

16.                                                        INCOME TAXES

DJO files consolidated tax returns in the U.S. The income taxes of domestic and foreign subsidiaries not included within the consolidated U.S. tax group are presented in our financial statements based on a separate return basis for each tax-paying entity or group.

The components of loss from continuing operations before income tax benefit consist of the following (in thousands):

	Year Ended December 31,
	2010	2009	2008
U.S. operations	$(92,599)	$(76,881)	$(154,156)
Foreign operations	6,669	5,812	6,792
	$(85,930)	$(71,069)	$(147,364)

The income tax benefit consists of the following (in thousands):

	Year Ended December 31,
	2010	2009	2008
Current income taxes:
U.S. Federal	$(305)	$1,144	$(7,634)
U.S. State	1,308	2,321	962
Foreign	4,429	(2,147)	3,303
Total current income taxes	5,432	1,318	(3,369)

Deferred income taxes:
U.S. Federal	(28,231)	(19,708)	(40,213)
U.S. State	(8,879)	(8,627)	(5,023)
Foreign	(2,577)	5,339	(1,076)
Total deferred income taxes	(39,687)	(22,996)	(46,312)
Total income tax benefit	$(34,255)	$(21,678)	$(49,681)

The difference between the income tax benefit derived by applying the U.S. Federal statutory income tax rate of 35% to loss from continuing operations before income tax and the income tax benefit recognized in the consolidated financial statements is as follows (in thousands):

	Year Ended December 31,
	2010	2009	2008
Benefit derived by applying the U.S. Federal statutory income tax rate to loss from continuing operations before income taxes	$(30,075)	$(24,874)	$(51,577)

Add (deduct) the effect of:
State tax benefit, net	(2,594)	(1,071)	(2,482)
Change in state effective tax rates	(2,350)	(3,859)	—
Change in German tax laws	—	(379)	—
Gain on subsidiary stock sale	—	2,609	—
Unrecognized tax benefits	706	2,460	720
Foreign exchange gain	(37)	1,816	—
Permanent differences and other, net	95	1,620	3,658
	$(34,255)	$(21,678)	$(49,681)

The components of deferred income tax assets and liabilities are as follows (in thousands):

	December 31, 2010	December 31, 2009
Deferred tax assets:
Net operating loss carryforwards	$124,810	$112,782
Receivables reserve	25,615	21,575
Other	35,175	33,603
Gross deferred tax assets	185,600	167,960
Valuation allowance	(4,664)	(7,130)
Net deferred tax assets	180,936	160,830

Deferred tax liabilities:
Intangible assets	(398,509)	(418,762)
Foreign earnings repatriation	(14,073)	(13,051)
Other	(10,206)	(9,700)
Gross deferred tax liabilities	(422,788)	(441,513)
Net deferred tax liabilities	$(241,852)	$(280,683)

At December 31, 2010, we maintain  $489 million of net operating loss carryforwards in the U.S., which expire over a period of one to 20 years. Our European net operating loss carryforwards of  $12 million generally are not subject to expiration dates, unless we trigger certain events.

At December 31, 2010 and 2009, we recorded gross deferred tax assets of  $185.6 million, and  $168.0 million, respectively, which we reduced by valuation allowances of  $4.7 million, and  $7.1 million, respectively. We have recorded a valuation allowance against certain European and domestic net operating loss carryforwards due to uncertainties regarding our ability to realize these deferred tax assets.

We do not intend to permanently reinvest the earnings of foreign operations. Accordingly, we recorded a deferred tax expense of  $1.1 million and  $0.5 million, for the years ended December 31, 2010 and 2009, respectively, for unrepatriated foreign earnings in those years.

We and our subsidiaries file income tax returns in the U.S. federal, state and local, and foreign jurisdictions. With few exceptions, we are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2006. The Internal Revenue Service (IRS) completed its field examination of the 2005 and 2006 tax years during the first half of 2010. The IRS has proposed material adjustments related to transaction cost, stock option, and bad debt deductions included in our 2006 tax return. We intend to appeal each of the proposed adjustments vigorously through the IRS appeals process. However, should the IRS’ proposed adjustments be upheld in appeals, a material reduction in our currently unreserved net operating losses could result.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance, beginning of year	$17,495	$14,294	$15,524
Additions based on tax positions related to current year	372	2,660	661
Additions for tax positions related to prior years	477	1,114	2,354
Reductions for tax positions of prior years	—	—	(93)
Reduction due to lapse of statute of limitations	(685)	(474)	(3,992)
Reductions for settlements of tax positions	—	(99)	(160)
Balance, end of year	$17,659	$17,495	$14,294

To the extent our gross unrecognized tax benefits are recognized in the future, a reduction of  $2.7 million of U.S. Federal tax benefit for related state income tax deductions would result. There is a reasonable possibility that the closing of the IRS appeals process could result in a material reduction to our unrecognized tax benefits within the next twelve months. Due to the fact that the appeals process has not been finalized, the amount of the unrecognized tax benefits that may be reduced cannot be reasonably estimated. The majority of our unrecognized tax benefits will impact the effective tax rate upon recognition, however,  $0.6 million related to a prior acquisition will impact other balance sheet accounts due to various indemnification provisions. We recognized interest and penalties of  $0.6 million,  $0.5 million and  $0.4 million in the years ended December 31, 2010, 2009 and 2008, respectively, which was included as a component of income tax benefit in our consolidated statements of operations. As of December 31, 2010 and 2009, we have  $2.2 million and  $1.6 million, respectively, accrued for interest and penalties.

STOCK OPTION PLANS AND STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
STOCK OPTION PLANS AND STOCK-BASED COMPENSATION
STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

11.  STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

Stock Option Plan

We have one active equity compensation plan, the DJO 2007 Incentive Stock Plan (the 2007 Plan) under which we are authorized to grant awards of stock, options, and other stock-based awards of shares of Common Stock of our indirect parent, DJO, subject to adjustment in certain events. In June 2011, we amended the 2007 Plan to increase the number of shares available to grant from 7,500,000 to 7,925,529.

Options issued under the 2007 Plan can be either incentive stock options or non-qualified stock options. The exercise price of stock options granted will not be less than 100% of the fair market value of the underlying shares on the date of grant and will expire no more than ten years from the date of grant. We adopted a form of non-statutory stock option agreement (the DJO Form Option Agreement) for employee stock option awards under the 2007 Plan, as amended.

Under the DJO Form Option Agreement, one-third of each stock option grant will vest over a specified period of time (typically five years from the date of grant) contingent solely upon the awardees’ continued employment with us (Time-Based Tranche). Prior to the June 2011 amendment described below, another one-third of the stock option grant would have vested based upon achieving a minimum internal rate of return (IRR) and a minimum return of money on invested capital (MOIC), as defined, each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Market Return Tranche). The final one-third of the stock option grant would have vested based upon achieving an increased minimum IRR and an increased minimum return of MOIC, as defined, each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Enhanced Market Return Tranche).

In June 2011, the compensation committee approved further modifications to the terms of the options in the Market Return Tranche and Enhanced Market Return Tranche and the DJO Form Option Agreement. As amended, vesting of the options in the Market Return Tranche are no longer subject to the achievement of a minimum IRR and the options will vest based upon achieving a minimum return of MOIC, and vesting of the options in the Enhanced Market Return Tranche are also no longer subject to achievement of a minimum IRR and the options will vest based on achieving an increased minimum return of MOIC, as defined, each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock.

Stock-Based Compensation

During the three months ended July 2, 2011, we granted 970,500 stock options to employees, including 800,000 options granted to Michael P. Mogul, our new President and Chief Executive Officer.  The weighted average grant date fair value of the options in the Time-Based Tranche was  $6.24 per share.

During the three months ended July 3, 2010, we granted 290,700 stock options to employees, with a weighted average grant date fair value of  $6.77 per share for options in the Time-Based Tranche. During the six months ended July 3, 2010, we granted 501,950 stock options to employees, with a weighted average grant date fair value of  $6.70 per share for the Time-Based Tranche. In addition, during the six months ended July 3, 2010 we granted 1,200 options to non-employee distributors.

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Tranche of stock options granted during the periods presented:

	Three Months Ended		Six Months Ended
	July 2, 2011	July 3, 2010	July 3, 2010
Expected volatility	34.0%	34.2%	34.2 – 34.5%
Risk-free interest rate	2.1%	2.8%	2.8 – 3.0%
Expected years until exercise	6.5	7.0	6.4 – 7.0
Expected dividend yield	0.0%	0.0%	0.0%

We recorded non-cash stock-based compensation expense of  $0.4 million for each of the three months ended July 2, 2011 and July 3, 2010, for options granted to employees. During the six months ended July 2, 2011 and July 3, 2010, we recorded non-cash stock based compensation expense of  $1.3 million and  $0.9 million, respectively, for options granted to employees. Included in stock-based compensation expense for the six months ended July 2, 2011 was  $0.4 million of incremental expense associated with the modification of the terms of options previously granted.

During each of the periods presented, we only recognized non-cash compensation expense for options in the Time-Based Tranche, as the performance and market components of the Market Return and Enhanced Market Return Tranches are not deemed probable at this time. During all of the periods presented, stock based compensation expense for options granted to non employees was not material.

15.                              STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

2007 Stock Incentive Plan

We have one active equity compensation plan, the DJO 2007 Incentive Stock Plan (the 2007 Stock Incentive Plan), under which we are authorized to grant awards of stock, options, and other stock-based awards for up to 7,500,000 shares of common stock of our indirect parent, DJO, subject to adjustment in certain events.

Options issued under the 2007 Stock Incentive Plan can be either incentive stock options or non-qualified stock options. The exercise price of stock options granted will not be less than 100% of the fair market value of the underlying shares on the date of grant, and will expire no more than ten years from the date of grant. We adopted a form of non-statutory stock option agreement (the DJO Form Option Agreement) for employee stock option awards under the 2007 Stock Incentive Plan. Under the DJO Form Option Agreement, one-third of each stock option grant will vest over a specified period of time (typically five years) contingent solely upon the awardees’ continued employment with us (the Time-Based Tranche). As initially adopted, another one-third of stock options were to vest over a specified performance period (typically five years) from the date of grant upon the achievement of certain pre-determined performance targets based on Adjusted EBITDA and free cash flow, as defined (the Performance-Based Tranche). As amended in March 2009, the final one-third of stock options will vest based upon achieving a minimum internal rate of return (IRR) and minimum return of money on invested capital (MOIC), as defined; each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (the Enhanced Market Return Tranche).

In March 2010, DJO’s Compensation Committee of the Board of Directors approved further modifications to the terms of the outstanding options and the DJO Form Option Agreements. The vesting terms of the Time-Based Tranche and Enhanced Market Return Tranche remain the same as discussed above. As modified, the financial performance targets for future years of the Performance-Based Tranche were replaced by new IRR and MOIC targets, similar to the Enhanced Market Return Tranche, each measured with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO capital stock (referred to hereafter as the Market Return Tranche). As a result of this modification, the Market Return Tranche has both a performance component and a market condition component.

Options granted under the 2007 Stock Incentive Plan contain change-in-control provisions that would result in accelerated vesting of the Time-Based Tranche upon the occurrence of a change-in-control. Specifically, the Time-Based Tranche would become immediately exercisable upon the occurrence of a change-in-control if the optionee remains in continuous employment of the Company until the consummation of the change-in-control. However, this change-in-control provision does not apply to the Market Return or Enhanced Market Return Tranches.

Employee Stock Options

During the years ended December 31, 2010, and 2009 respectively, we granted a total of 645,050 and 1,048,146 stock options under the 2007 Stock Incentive Plan to our executive officers, senior management, and certain other employees.

We recorded non-cash compensation expense of  $1.7 million,  $3.3 million, and  $1.3 million, for the years ended December 31, 2010, 2009 and 2008, respectively. We record expense for awards with a performance condition only to the extent deemed probable of achievement, with the exception of market-based options previously modified during 2008 and reallocated to the Time-Based, Market Return, and Enhanced Market Return Tranches. The expense related to the previously modified options is recognized ratably over the vesting period of the stock options using the original grant-date fair value regardless of the probability of achieving the performance conditions.

We are required to reassess at each reporting period whether the achievement of any performance condition is probable, at which time we would recognize the related compensation expense over the remaining performance or service period, if any. As a result of our March 2010 modification, we did not recognize any expense during the year ended December 31, 2010 related to the options in the Market Return and Enhanced Market Return Tranches, as achievement of the performance and market components are not deemed probable at this time. Based on actual financial results achieved for the year ended December 31, 2009, we recognized compensation expense for modified options granted during 2009, and the annual portion of the Tranche associated with the 2008 options that were not previously vested in the then designated Performance-Based Tranche, as we exceeded the minimum threshold requirement of the 2009 modified performance targets.

The fair value of each option award is estimated on the date of grant, or modification, using the Black-Scholes option pricing model for service based awards, and a binomial model for market based awards. In estimating fair value for options issued under the 2007 Stock Incentive Plan, expected volatility was based on historical volatility of comparable publicly-traded companies. As our historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term, we used the simplified method. Expected life is calculated in two tranches based on the employment level defined as executive or employee. The risk-free rate used in calculating fair value of service based stock options for periods within the expected term of the option is based on the U.S. Treasury yield bond curve in effect on the date of grant. As a result of the March 2009 and March 2010 modifications, discussed above, we will no longer use the original grant date fair value to measure compensation cost and have remeasured the estimated fair value of options at the dates of modification.

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Tranche of stock options granted during the years ended December 31, 2010, 2009 and 2008:

	Year Ended December 31,
	2010	2009	2008
Expected volatility	34.2 - 35.8%	34.4 - 34.7%	27.4 - 60.0%
Risk-free interest rate	2.0 - 3.0%	2.3 - 2.8%	2.8% - 4.7%
Expected years until exercise	6.4 -7.0	5.8 - 6.3	4.7 - 7.1
Expected dividend yield	0.0%	0.0%	0.0%

Non-Employee Stock Options

During the year ended December 31, 2010 and 2009, respectively, we granted 24,600 and 21,600 stock options under the 2007 Stock Incentive Plan to non-employees (Non-Employee Options). Non-Employee Options have an exercise price of  $16.46 per share, which was equal to 100% of the estimated fair market value of the stock and will become effective upon the defined effective date and expire ten years from that date. A number of shares equal to 25% of the options granted become vested and exercisable at the end of each of the first four years subsequent to the effective date, provided the optionee is still affiliated with and providing services to the Company. Vesting of the Non-Employee Options is time-based and does not include any performance requirements. The fair value of each option granted to non-employees is required to be re-measured at the end of each reporting period until vested, when the final fair value of the vesting of the option is determined.

In estimating fair value for options issued, expected volatility was based on historical volatility of comparable publicly-traded companies. A contractual life of ten years was used in place of the expected term. The risk-free rate used in calculating the fair value of the non-employee stock options for periods within the contractual life is based on the U.S. Treasury yield bond curve in effect on the date of grant.

The following table presents the assumptions we used in calculating the fair value of the Non-Employee Options granted during the years ended December 31, 2010, 2009 and 2008:

	Year Ended December 31,
	2010	2009	2008
Expected volatility	37.6-38.4%	34.4 -34.7%	27.4%
Risk-free interest rate	2.7-3.7%	2.3-2.8%	3.9%
Contractual term (in years)	10.0	10.0	10.0
Expected dividend yield	0.0%	0.0%	0.0%

We recorded non-cash compensation expense of  $0.2 million,  $0.1 million, and  $0.1 million for the years ended December 31, 2010, 2009 and 2008, associated with Non-Employee Options issued under the 2007 Incentive Stock Plan.

A summary of option activity under the 2007 Stock Incentive Plan is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding at December 31, 2009	6,880,342	$14.69	7.5	$12,221,730
Granted	669,650	$16.46
Exercised	—
Forfeited or expired	(361,708)	$16.46
Outstanding at December 31, 2010	7,188,284	$14.77	6.7	$12,221,730
Exercisable at December 31, 2010	3,650,413	$13.13	5.6	$12,221,730

For the years ended December 31, 2010, 2009 and 2008, the weighted-average grant-date fair value of stock options granted was  $3.07,  $5.55, and  $5.36, respectively.

As of December 31, 2010, total unrecognized stock-based compensation expense related to unvested stock options granted under the 2007 Stock Incentive Plan, excluding options subject to the performance and market components of the Market Return and Enhanced Market Return Tranches, was  $2.3 million, net of expected forfeitures. We anticipate this expense to be recognized over a weighted-average period of approximately three years. Compensation expense associated with the Market Return and Enhanced Market Return Tranches of options granted under the 2007 Stock Incentive Plan, with the exception of those that were issued in connection with a modification, will be recognized only to the extent achievement of the performance and market components are deemed probable.

EQUITY	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
EQUITY
EQUITY

12. EQUITY

In connection with the DJO merger in November 2007, certain members of DJO management elected to rollover certain options held by them that had not been exercised at or prior to the effective time of the DJO merger. Such rollover options were converted to options to purchase 1,912,577 shares of DJO’s common stock under the 2007 Plan on a tax-deferred basis (Rollover Options). The fair value of these vested Rollover Options was  $15.2 million and was recorded as a component of the cost of the DJO merger.

During the three months ended July 2, 2011, we paid cash of  $2.0 million to our former chief executive officer, upon his retirement, to cancel 355,155 shares of vested Rollover Options held by him. The amount paid represents the excess of the fair market value of the shares over their exercise price. This amount is included as a reduction to member capital in our unaudited condensed consolidated balance sheet as of July 2, 2011.

14.                              MEMBERSHIP EQUITY

During the year ended December 31, 2010, our indirect parent, DJO, sold 93,128 shares of its common stock, subject to a stockholders agreement (See Note 19), at  $16.46 per share, in an offering to certain accredited investors comprised of employees, directors and independent sales agents. Net proceeds from this offering were  $1.5 million. These proceeds were contributed by DJO to us, and have been included in member capital in our consolidated balance sheet as of December 31, 2010. The proceeds were used for working capital purposes.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13.  RELATED PARTY TRANSACTIONS

Blackstone Management Partners V L.L.C. (BMP), an affiliate of our major shareholder, provides certain monitoring, advisory and consulting services to us for an annual monitoring fee equal to the greater of  $7.0 million or 2% of consolidated EBITDA as defined in the Transaction and Monitoring Fee Agreement, payable in the first quarter of each year. The monitoring fee agreement will continue until the earlier of November 2019, or such date as DJO and BMP may mutually determine. DJO has agreed to indemnify BMP and its affiliates, directors, officers, employees, agents and representatives from and against all liabilities relating to the services contemplated by the Transaction and Monitoring Fee Agreement and the engagement of BMP pursuant to, and the performance of BMP and its affiliates of the services contemplated by, the Transaction and Monitoring Fee Agreement. At any time in connection with or in anticipation of a change of control of DJO, a sale of all or substantially all of DJO’s assets or an initial public offering of common stock of DJO, BMP may elect to receive, in lieu of remaining annual monitoring fee payments, a single lump sum cash payment equal to the then-present value of all then-current and future annual monitoring fees payable under the Transaction and Monitoring Fee Agreement, assuming a hypothetical termination date of the agreement to be November 2019. For each of the three and six month periods presented, we recognized  $1.75 million and  $3.5 million, respectively, related to the annual monitoring fee, which was recorded as a component of selling, general and administrative expense in our unaudited condensed consolidated statements of operations.

In addition, during the three months ended July 2, 2011, in connection with the Dr. Comfort acquisition, we paid  $5.0 million of transaction and advisory fees to Blackstone Advisory Partners, L.P., an affiliate of our major shareholder, which was recorded as a component of selling, general and administrative expense in our unaudited condensed consolidated statements of operations.

19.          RELATED PARTY TRANSACTIONS

Management Stockholder’s Agreement

All members of DJO’s management who own shares of DJO common stock or options to purchase DJO common stock are parties to a Management Stockholders Agreement, dated November 3, 2006, among DJO, Grand Slam Holdings, LLC (BCP Holdings), Blackstone, certain of its affiliates (BCP Holdings and Blackstone and its affiliates are referred to as Blackstone Parent Stockholders), and such members of DJO’s management, as amended by the First Amendment to Management Stockholders Agreement (the Management Stockholders Agreement). The Management Stockholders Agreement provides that upon termination of a management stockholder’s employment for any reason, DJO and a Blackstone Parent Stockholder may collectively exercise the right to purchase all of the shares of DJO common stock held by such management stockholder within one year after such termination (or, with respect to shares purchased upon exercise of options after termination of employment, one year following such exercise). If a management stockholder is terminated for cause (as defined in the Agreement), or voluntarily terminates their employment and such termination would have constituted a termination for cause if it would have been initiated by DJO, and DJO or a Blackstone Parent Stockholder exercises its call rights after such termination, the management stockholder would receive the lower of fair market value or cost for the management stockholder’s callable shares. In the case of all other terminations of employment, the management stockholder would receive fair market value for such shares.

The Management Stockholders Agreement imposes significant restrictions on transfers of shares of DJO’s common stock held by management stockholders and provides a right of first refusal to DJO or Blackstone, if DJO fails to exercise such right, on any proposed sale of DJO’s common stock held by a management stockholder following the lapse of the transfer restrictions and prior to the occurrence of a qualified public offering (as such term is defined in that agreement) of DJO. In addition, prior to a qualified public offering, Blackstone will have drag-along rights, and management stockholders will have tag-along rights, in the event of a sale of DJO’s common stock by Blackstone to a third party (or in the event of a sale of BCP Holdings’ equity interests to a third party) in the same proportion as the shares or equity interests sold by Blackstone. The Management Stockholders Agreement also provides that, after the occurrence of a qualified public offering, the management stockholders will receive customary piggyback registration rights with respect to shares of DJO common stock held by them.

All parties receiving an award of stock options, including all DJO directors who have been granted options, as well as all purchasers of common stock in DJO’s private stock offering in 2010, are parties to a Stockholders Agreement which has the same material terms and conditions as the Management Stockholders Agreement.

Transaction and Monitoring Fee Agreement

Under the Transaction and Monitoring Fee Agreement, at the closing of the DJO Merger, we paid BMP, an affiliate of our primary shareholder, a  $15.0 million transaction fee and  $0.6 million for related expenses. Also, pursuant to this agreement, at the closing of the DJO Merger, we paid Blackstone Advisory Services, L.P. (BAS), an affiliate of BMP, a  $3.0 million advisory fee in consideration of the provision of certain strategic and other advice and assistance by BAS on behalf of BMP.

In connection with the DJO Merger, BMP has agreed to provide certain monitoring, advisory and consulting services to us for an annual monitoring fee equal to the greater of  $7.0 million or 2% of consolidated EBITDA as defined in the Transaction and Monitoring Fee Agreement, payable in the first quarter of each year. The monitoring fee agreement will continue until the earlier of November 2019, or such date as DJO and BMP may mutually determine. DJO has agreed to indemnify BMP and its affiliates, directors, officers, employees, agents and representatives from and against all liabilities relating to the services contemplated by the Transaction and Monitoring Fee Agreement and the engagement of BMP pursuant to, and the performance of BMP and its affiliates of the services contemplated by, the Transaction and Monitoring Fee Agreement. At any time in connection with or in anticipation of a change of control of DJO, a sale of all or substantially all of DJO’s assets or an initial public offering of common stock of DJO, BMP may elect to receive, in lieu of remaining annual monitoring fee payments, a single lump sum cash payment equal to the then-present value of all then-current and future annual monitoring fees payable under the Transaction and Monitoring Fee Agreement, assuming a hypothetical termination date of the agreement to be November 2019. For each of the years ended December 31, 2010, 2009 and 2008, we expensed  $7.0 million related to the annual monitoring fee, which is recorded as a component of selling, general and administrative expense in the consolidated statements of operations.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14.  COMMITMENTS AND CONTINGENCIES

The manufacture and sale of orthopedic devices and related products exposes us to a significant risk of product liability claims. From time to time, we have been, and we are currently, subject to a number of product liability claims alleging that the use of our products resulted in adverse effects. Even if we are successful in defending against any liability claims, such claims could nevertheless distract our management, result in substantial costs, harm our reputation, adversely affect the sales of all our products and otherwise harm our business. If there is a significant increase in the number of product liability claims, our business could be adversely affected.

Pain Pump Litigation

We are currently named as one of several defendants in a number of product liability lawsuits involving approximately 80 plaintiffs, including a lawsuit in Canada seeking class action status, related to a disposable drug infusion pump product (pain pump) manufactured by two third party manufacturers that we distributed through our Bracing and Vascular Segment. We sold pumps manufactured by one manufacturer from 1999 to 2003 and then sold pumps manufactured by a second manufacturer from 2003 to 2009. We discontinued our sale of these products in the second quarter of 2009. These cases have been brought against the manufacturers and certain distributors of these pumps, and in some cases, the manufacturers of the anesthetics used in these pumps. All of these lawsuits allege that the use of these pumps with certain anesthetics for prolonged periods after certain shoulder surgeries has resulted in cartilage damage to the plaintiffs. The lawsuits allege damages ranging from unspecified amounts to claims of up to  $10 million. Many of the lawsuits which have been filed in the past three years have named multiple pain pump manufacturers and distributors without having established which manufacturer manufactured or sold the pump in issue. In the past three years, we have been dismissed from a large number of cases when product identification was later established showing that we did not sell the pump at issue. At present, we are named in approximately 20 lawsuits in which product identification has yet to be determined and, as a result, we believe that we will be dismissed from a meaningful number of such cases in the future. In addition, we are named in approximately 6 cases in which it appears we did not distribute the pump in issue and expect to be dismissed in the future. To date, we are aware of only two pain pump trials which have gone to verdict, one in early 2010 which involved a manufacturer whose pump we did not sell and one in September 2010 involving pain pumps that DJO sold to two plaintiffs. In the earlier trial, the plaintiff obtained a verdict of approximately  $5.5 million against the manufacturer. In the second trial involving DJO, the jury rendered a verdict in favor of DJO and its manufacturer on all counts as to two plaintiffs and a verdict on all counts for the manufacturer as to a third plaintiff who had sued only the manufacturer. In the past nine months, we have entered into settlements with plaintiffs in approximately 35 pain pump lawsuits.

Indemnity and Insurance Coverage Related to Pain Pump Claims

We have sought indemnity and tendered the defense of the pain pump cases to the two manufacturers who supplied these pumps to us, to their products liability carriers and to our products liability carriers. These lawsuits are about equally divided between the two manufacturers. Both manufacturers have rejected our tenders of indemnity, and the carriers for the manufacturers have either exhausted coverage limits or denied our tender of indemnity. One manufacturer has ceased operations, has little assets and no additional insurance coverage. The Company has asserted indemnification rights against the successor to this manufacturer. The Company and the other manufacturer have been cooperating in jointly negotiating settlements of those lawsuits in which both parties are named. Our products liability carriers have accepted coverage of these cases, subject to a reservation of the right to deny coverage for customary matters, including punitive damages and off-label promotion. In August 2010, one of our excess carriers for the period ending July 1, 2010 and for the supplemental extended reporting period (SERP) discussed below, which is insuring  $10 million in excess of  $25 million, informed us that it has reserved its right to rescind the policy based on an alleged failure by us and our insurance broker to disclose material information. We disagree with this allegation and are seeking to resolve the issue with this carrier. We could be exposed to material liabilities if our insurance coverage is not available or inadequate and the resources of the two manufacturers, including their respective products liability insurance policies, are unavailable or insufficient to pay the defense costs and settlements or judgments in these cases.

Pain Pump-Related Health Insurance Portability and Accountability Act (HIPAA) Subpoena

On August 2, 2010, we were served with a subpoena under HIPAA seeking numerous documents related to our activities involving the pain pumps discussed above. The subpoena which was issued by the United States Attorney’s Office, Central District of California, refers to an official investigation by the DOJ and the FDA of Federal health care offenses. We have produced documents that are responsive to the subpoena. We believe that our actions related to our prior distribution of these pain pumps have been in compliance with applicable legal standards. We can make no assurance as to the resources that will be needed to respond to any follow-up requests to the subpoena or as to the final outcome of any investigation or further action.

Cold Therapy Litigation

Since mid-2010, we have been named in nine multi-plaintiff lawsuits involving a total of 210 plaintiffs, alleging that the plaintiffs had been injured following use of certain cold therapy products manufactured by the Company. These lawsuits are in their early stages of discovery. The complaints are not specific as to the nature of the injuries, but allege various product liability theories, including inadequate warnings regarding the risks associated with the use of cold therapy and failure to incorporate certain safety features into the design. No specific dollar amounts of damages are alleged and as of July 2, 2011, we cannot estimate a range of potential loss. We intend to defend these matters aggressively.

Our Product Liability Insurance Coverage

We maintain product liability insurance that is subject to annual renewal. Our current policy covers claims reported between July 1, 2011 and June 30, 2012. This policy excludes coverage for claims related to both pain pump products and cold therapy products. As described below, we have other insurance which provides coverage for these excluded products. For the current policy year, we maintain coverage limits (together with excess policies) of up to  $50 million, with deductibles of  $500,000 per claim for claims relating to  invasive products (principally surgical implant products) and  $50,000 per claim for claims relating to all other covered products , with an aggregate self-insured retention of  $2.0 million. Starting with the 2010-2011 policy period, our products liability policy excluded claims related to pain pump products. We purchased supplemental extended reporting period (SERP) coverage for the  $80 million limit product liability policy that expired on June 30, 2010, and this supplemental coverage allows us to report pain pump claims beyond the end of the prior policy. Except for the additional excess coverage mentioned below, this SERP coverage does not provide additional limits to the aggregate  $80 million limits on the prior policy but it does provide that these limits will remain available for pain pump claims reported for an extended period of time. We also purchased additional coverage of  $25 million in excess of the  $80 million limits with a five-year reporting period. Thus, the SERP coverage has a total limit of  $105 million (less amounts paid for claims reported under the prior policy period). Concurrently with the exclusion of our cold therapy products from the current primary products coverage, we purchased SERP coverage for cold therapy product claims for injuries alleged to have occurred prior to July 1, 2011.  This SERP allows us to report such cold therapy claims under our expired 2010-2011 policy which had total limits of  $50 million. We also purchased separate primary and excess policies providing for a total of  $5 million of coverage for claims related to cold therapy products arising from injuries alleged to have occurred after June 30, 2011, with a deductible of  $300,000 per claim and an aggregate deductible of  $4,000,000.  We believe we have adequate insurance coverage for our product liability claims. However, if a product liability claim or series of claims is brought against us for uninsured liabilities or there is an increase in claims which is in excess of our available insurance coverage, our business could suffer materially.

BGS Qui Tam Action and HIPAA Subpoena

We have been named as a defendant along with each of the other companies that manufactures and sells external bone growth stimulators, in a qui tam action filed in Federal Court in Boston, Massachusetts in March 2005 and amended in December 2007. This case is captioned United States ex rel. Beirman v. Orthofix International, N.V., et al., Civil Action No. 05-10557 (D. Mass.). The case was sealed when originally filed and unsealed in March 2009. The plaintiff, or relator, alleges that the defendants have engaged in Medicare fraud and violated Federal and state false claims acts from the time of the original introduction of the devices by each defendant to the present by seeking reimbursement for bone growth stimulators as a purchased item rather than a rental item. The relator also alleges that the defendants are engaged in other marketing practices constituting violations of the Federal and various state anti-kickback statutes. The case is proceeding to the discovery phase. Shortly before becoming aware of the qui tam action, we were advised that our bone growth stimulator business was the subject of an investigation by the DOJ, and on April 10, 2009, we were served with a subpoena under HIPAA seeking numerous documents relating to the marketing and sale by us of bone growth stimulators. On September 21, 2009, we were served with a second HIPAA subpoena related to this DOJ investigation seeking additional documents relating to the marketing and sale by us of bone growth stimulators. We believe that these subpoenas are related to the DOJ’s investigation of the allegations in the qui tam action, although the DOJ has decided not to intervene in the qui tam action at this time. We believe that our marketing practices in the bone growth stimulation business are in compliance with applicable legal standards and we intend to defend this case and investigation vigorously. We can make no assurance as to the resources that will be needed to respond to these matters or the final outcome of such action, and as of July 2, 2011, we cannot estimate a range of potential loss, fines or damages.

18.          COMMITMENTS AND CONTINGENCIES

Commitments

As of December 31, 2010, we had entered into future purchase commitments for inventory, capital acquisitions and other services totaling  $87.2 million in the ordinary course of business. This amount includes an annual commitment of  $7.0 million for monitoring fees to be paid to Blackstone Management Partners V L.L.C. (BMP) through 2019 (see Note 19).

The following table summarizes our contractual obligations (excluding operating leases) for the next five years and thereafter, as of December 31, 2010 (in thousands):

Years Ending December 31,
2011	$27,666
2012	10,474
2013	7,024
2014	7,014
2015	7,000
Thereafter	28,000
$87,178

Operating Leases.  We lease building space, manufacturing facilities and equipment under non-cancelable operating lease agreements that expire at various dates. We record rent incentives as deferred rent and amortize as reductions to lease expense over the lease term. The aggregate minimum rental commitments under non-cancelable leases for the next five years and thereafter, as of December 31, 2010, are as follows (in thousands):

Years Ending December 31,
2011	$9,473
2012	7,535
2013	6,649
2014	6,131
2015	5,263
Thereafter	15,109
$50,160

Rental expense under operating leases totaled  $12.0 million,  $13.4 million, and  $12.4 million for the years ended December 31, 2010, 2009 and 2008, respectively. Scheduled increases in rent expense are amortized on a straight line basis over the life of the lease.

Litigation

The manufacture and sale of orthopedic devices and related products exposes us to a significant risk of product liability claims. From time to time, we have been, and we are currently, subject to a number of product liability claims alleging that the use of our products resulted in adverse effects. Even if we are successful in defending against any liability claims, such claims could nevertheless distract our management, result in substantial costs, harm our reputation, adversely affect the sales of all our products and otherwise harm our business. If there is a significant increase in the number of product liability claims, our business could be adversely affected.

Pain Pump Litigation

We are currently named as one of several defendants in a number of product liability lawsuits involving approximately 100 plaintiffs, including a lawsuit in Canada seeking class action status, related to a disposable drug infusion pump product (pain pump) manufactured by two third party manufacturers that we distributed through our Bracing and Supports Segment. We sold pumps manufactured by one manufacturer from 1999 to 2003 and then sold pumps manufactured by a second manufacturer from 2003 to 2009. We discontinued our sale of these products in the second quarter of 2009. These cases have been brought against the manufacturers and certain distributors of these pumps, and in some cases, the manufacturers of the anesthetics used in these pumps. All of these lawsuits allege that the use of these pumps with certain anesthetics for prolonged periods after certain shoulder surgeries has resulted in cartilage damage to the plaintiffs. The lawsuits allege damages ranging from unspecified amounts to claims of up to  $10 million. Many of the lawsuits which have been filed in the past three years have named multiple pain pump manufacturers and distributors without having established which manufacturer manufactured or sold the pump in issue. In the past three years, we have been dismissed from a large number of cases when product identification was later established showing that we did not sell the pump in issue. At present, we are named in approximately 20 lawsuits in which product identification has yet to be determined and, as a result, we believe that we will be dismissed from a meaningful number of such cases in the future. In addition, we are named in approximately 15 cases in which the plaintiffs have admitted we did not sell the pump in issue, but have alleged a conspiracy theory seeking to hold DJO responsible for subsequent sales by that manufacturer after we ceased buying pumps from that manufacturer. To date, we are aware of only two pain pump trials which have gone to verdict, one in early 2010 which involved a manufacturer whose pump we did not sell and one in September 2010 involving pain pumps that DJO sold to two plaintiffs. In the earlier trial, the plaintiff obtained a verdict of approximately  $5.5 million against the manufacturer. In the second trial involving DJO, the jury rendered a verdict in favor of DJO and its manufacturer on all counts as to two plaintiffs and a verdict on all counts for the manufacturer as to a third plaintiff who had sued only the manufacturer. In the past six months, we have entered into settlements with plaintiffs in approximately 27 pain pump lawsuits. Of these, we have settled approximately 17 cases in joint settlements involving our first manufacturer and we have settled approximately 10 cases involving our second manufacturer in which the manufacturer’s carrier has made some contribution to our settlement amount or any joint settlement, but for which we are seeking indemnity for the balance of our costs.

Indemnity and Insurance Coverage Related to Pain Pump Claims

We have sought indemnity and tendered the defense of the pain pump cases to the two manufacturers who supplied these pumps to us, to their products liability carriers and to our products liability carriers. These lawsuits are about equally divided between the two manufacturers. Both manufacturers have rejected our tenders of indemnity. Until early 2010, the base policy for one of the manufacturers was paying for our defense, but that policy has been exhausted by defense costs of the Company and the manufacturer and by settlements, and a second policy has been significantly eroded by defense costs of the Company and the manufacturer and is expected to be exhausted by settlements in the near future. This manufacturer has ceased operations, has little assets and no additional insurance coverage. The Company has asserted indemnification rights against the successor to this manufacturer and intends to pursue its claims appropriately. The base policy for the other manufacturer has been exhausted and the excess liability carriers for that manufacturer have not accepted coverage for the Company and are not expected to provide for its defense. The Company and this manufacturer have been cooperating in jointly negotiating settlements of those lawsuits in which both parties are named. Our products liability carriers have accepted coverage of these cases, subject to a reservation of the right to deny coverage for customary matters, including punitive damages and off-label promotion. In August 2010, one of our excess carriers for the period ending July 1, 2010 and for the supplemental extended reporting period (SERP) discussed below, which is insuring  $10 million in excess of  $25 million, informed us that it has reserved its right to rescind the policy based on an alleged failure by us and our insurance broker to disclose material information. We disagree with this allegation and are seeking to resolve the issue with this carrier. We could be exposed to material liabilities if our insurance coverage is not available or inadequate and the resources of the two manufacturers, including their respective products liability insurance policies, are unavailable or insufficient to pay the defense costs and settlements or judgments in these cases.

Pain Pump-Related HIPAA Subpoena

On August 2, 2010, we were served with a subpoena under HIPAA seeking numerous documents related to our activities involving the pain pumps discussed above. The subpoena which was issued by the United States Attorney’s Office, Central District of California, refers to an official investigation by the DOJ and the FDA of Federal health care offenses. We are producing documents that are responsive to the subpoena. We believe that our actions related to our prior distribution of these pain pumps have been in compliance with applicable legal standards. We can make no assurance as to the resources that will be needed to respond to the subpoena or the final outcome of any investigation or further action.

Cold Therapy Litigation

Since mid-2010, we have been named in five multi-plaintiff lawsuits involving a total of 150 plaintiffs, alleging that the plaintiffs had been injured following use of certain cold therapy products manufactured by the Company. These lawsuits are in their early stages of discovery. The complaints are not specific as to the nature of the injuries, but allege various product liability theories, including inadequate warnings regarding the risks associated with the use of cold therapy and failure to incorporate certain safety features into the design. No specific dollar amounts of damages are alleged and as of December 31, 2010, we cannot estimate a range of potential loss. We have filed motions to dismiss and to sever and transfer the cases back to the plaintiffs’ respective local jurisdictions and intend to defend these matters aggressively.

Our Product Liability Insurance Coverage

We maintain product liability insurance that is subject to annual renewal. Our current policy covers claims reported between July 1, 2010 and June 30, 2011. No carriers were prepared to cover claims for this reporting period related to the pain pump products described above and therefore our current policies exclude coverage for those products. For the current policy year, we maintain coverage limits (together with excess policies) of up to  $50 million, with self-insured retentions of  $500,000 per claim for claims relating to our cold therapy units,  $500,000 per claim for claims relating to invasive products,  $75,000 per claim for claims relating to non-invasive products other than our cold therapy products, and an aggregate self-insured retention of  $2.25 million. We purchased SERP coverage for our  $80 million limit product liability policy that expired on June 30, 2010, and this supplemental coverage allows us to report pain pump claims beyond the end of the prior policy. Except for the additional excess coverage mentioned below, this SERP coverage does not provide additional limits to the aggregate  $80 million limits on the prior policy but it does provide that these limits will remain available for pain pump claims reported for an extended period of time. Specifically, pain pump claims may be reported under the  $10 million base policy for an indefinite period of time and for a period of five years under the excess layers (until such limits are eroded). We also purchased additional coverage of  $25 million in excess of the  $80 million limits with a five year reporting period. Thus, the SERP coverage has a total limit of  $105 million (less amounts paid for claims reported under the prior policy period). This coverage is subject to a self-insured retention of  $500,000 per claim for claims related to pain pumps, which has been satisfied. Our two product liability policies prior to the policy that expired on June 30, 2010 cover claims reported between July 1, 2007 and February 15, 2008 and between February 15, 2008 and July 1, 2009, respectively. The 2007-2008 policy provides for coverage (together with excess policies) of up to a limit of  $20 million and the 2008-2009 policy provides for coverage (together with excess policies) of up to a limit of  $25 million. Certain of the pain pump cases described above were reported under and are covered by these two policies, with the majority of cases covered by the 2009-2010 policy. Based on the claims made to date, two defenses verdicts on matters which have proceeded to trial and several settlements, we believe we have adequate insurance coverage for our product liability claims. However, if a product liability claim or series of claims is brought against us for uninsured liabilities or there is an increase in claims which is in excess of our available insurance coverage, our business could suffer materially.

BGS Qui Tam Action and HIPAA Subpoena

On April 15, 2009, we became aware of a qui tam action filed in Federal Court in Boston, Massachusetts in March 2005 and amended in December 2007 that names us as a defendant along with each of the other companies that manufactures and sells external bone growth stimulators, as well as The Blackstone Group L.P., an affiliate of our principal stockholder, and the principal stockholder of one of the other companies in the bone growth stimulation business. This case is captioned United States ex rel. Beirman v. Orthofix International, N.V., et al., Civil Action No. 05-10557 (D. Mass.). The case was sealed when originally filed and unsealed in March 2009. The plaintiff, or relator, alleges that the defendants have engaged in Medicare fraud and violated Federal and state false claims acts from the time of the original introduction of the devices by each defendant to the present by seeking reimbursement for bone growth stimulators as a purchased item rather than a rental item. The relator also alleges that the defendants are engaged in other marketing practices constituting violations of the Federal and various state anti-kickback statutes. On December 4, 2009, we filed a motion to dismiss the relator’s complaint. The relator filed a second amended complaint in May 2010 that, among other things, dropped The Blackstone Group as a defendant. We filed another motion to dismiss directed at the second amended complaint, and that motion has been denied. The case is proceeding to the discovery phase. Shortly before becoming aware of the qui tam action, we were advised that our bone growth stimulator business was the subject of an investigation by the DOJ, and on April 10, 2009, we were served with a subpoena under HIPAA seeking numerous documents relating to the marketing and sale by us of bone growth stimulators. On September 21, 2009, we were served with a second HIPAA subpoena related to this DOJ investigation seeking additional documents relating to the marketing and sale by us of bone growth stimulators. We believe that these subpoenas are related to the DOJ’s investigation of the allegations in the qui tam action, although the DOJ has decided not to intervene in the qui tam action at this time. We believe that our marketing practices in the bone growth stimulation business are in compliance with applicable legal standards and we intend to defend this case and investigation vigorously. We can make no assurance as to the resources that will be needed to respond to these matters or the final outcome of such action, and as of December 31, 2010, we cannot estimate a range of potential loss, fines or damages.

Compex Dispute

In December 2006, we recorded  $1.1 million as a contingent liability with an offsetting adjustment to goodwill relating to litigation against Compex Technologies, Inc. (Compex) regarding a dispute over custom duties and value-added tax on imported goods as part of the purchase accounting of Compex. In February 2007, a judgment in the dispute with the custom officials was issued by the court which resulted in partial unfavorable rulings for each side. In June 2008, the Appeal Court of Paris announced a preliminary judgment in our favor. In August 2008, we received written notice that the French custom officials would not appeal the ruling. As such, we reversed our contingent liability previously accrued for and recorded it as a reduction to expense within the condensed consolidated statement of operations in 2008.

SEGMENT AND GEOGRAPHIC INFORMATION	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

15. SEGMENT AND GEOGRAPHIC INFORMATION

We provide a broad array of orthopedic rehabilitation and regeneration products, as well as surgical implants to customers in the United States and abroad.

During the first quarter of 2011, we changed the name of our Bracing and Supports Segment to Bracing and Vascular Segment to reflect the addition of our recent acquisitions, which have increased our focus on the vascular market. This segment also includes the U.S. results of operations attributable to Dr. Comfort, ETI and Circle City, from their respective dates of acquisition (see Note 2). This change had no impact on previously reported segment information.

We currently develop, manufacture and distribute our products through the following four operating segments:

Bracing and Vascular Segment

Our Bracing and Vascular Segment, which generates its revenues in the United States, offers our rigid knee bracing products, orthopedic soft goods, cold therapy products, vascular systems, and compression therapy products, primarily under our DonJoy, ProCare and Aircast brands. The U.S. results of our recent Circle City and ETI acquisitions are included within this segment. This segment also includes our OfficeCare business, through which we maintain an inventory of soft goods and other products at healthcare facilities, primarily orthopedic practices, for immediate distribution to patients. In addition, included within this segment is our newly acquired Dr. Comfort business, which develops and manufactures therapeutic footwear and related medical and comfort products serving the diabetes care market in podiatry practices, orthotic and prosthetic centers, home medical equipment providers and independent pharmacies.

Recovery Sciences Segment

Our Recovery Sciences Segment, which generates its revenues in the United States, is divided into four main businesses:

·                  Empi.  Our Empi business unit offers our home electrotherapy, iontophoresis, and home traction products. We primarily sell these products directly to patients or to physical therapy clinics. For products sold to patients, we arrange billing to the patients and their third party payors.

·                  Regeneration.  Our Regeneration business unit primarily sells our bone growth stimulation products. We sell these products either directly to patients or to independent distributors. For products sold to patients, we arrange billing to the patients and their third party payors.

·                  Chattanooga.  Our Chattanooga business unit offers products in the clinical rehabilitation market in the categories of clinical electrotherapy devices, clinical traction devices, and other clinical products and supplies such as treatment tables, continuous passive motion (CPM) devices and dry heat therapy.

·                  Athlete Direct.  Our Athlete Direct business unit offers consumers ranging from fitness enthusiasts to competitive athletes our Compex electrostimulation device, which is used in athletic training programs to aid muscle development and to accelerate muscle recovery after training sessions.

International Segment

Our International Segment, which generates most of its revenues in Europe, sells all of our products and certain third party products through a combination of direct sales representatives and independent distributors.

Surgical Implant Segment

Our Surgical Implant Segment, which generates its revenues in the United States, develops, manufactures and markets a wide variety of knee, hip and shoulder implant products that serve the orthopedic reconstructive joint implant market.

Information regarding our reportable business segments is presented below (in thousands). Segment results exclude the impact of amortization of intangible assets, certain general corporate expenses and charges related to various integration activities, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures as defined. We do not allocate assets to reportable segments because a significant portion of our assets are shared by segments.

	Three Months Ended		Six Months Ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Net sales:
Bracing and Vascular Segment	$102,056	$78,915	$180,235	$153,931
Recovery Sciences Segment	86,221	87,273	171,379	171,477
International Segment	73,083	61,125	142,948	125,019
Surgical Implant Segment	16,426	15,214	32,935	32,176
	$277,786	$242,527	$527,497	$482,603

Gross profit:
Bracing and Vascular Segment	$53,909	$43,983	$96,596	$85,344
Recovery Sciences Segment	65,509	66,409	130,263	129,020
International Segment	42,355	37,671	81,904	75,400
Surgical Implant Segment	11,653	10,813	23,541	24,275
Expenses not allocated to segments and eliminations	(6,730)	(914)	(9,053)	(3,355)
	$166,696	$157,962	$323,251	$310,684

Operating income:
Bracing and Vascular Segment	$21,099	$17,605	$35,495	$33,240
Recovery Sciences Segment	23,821	29,466	47,500	54,479
International Segment	15,864	15,717	29,067	31,035
Surgical Implant Segment	1,060	1,396	1,403	4,144
Expenses not allocated to segments and eliminations	(54,601)	(48,215)	(94,303)	(89,358)
	$7,243	$15,969	$19,162	$33,540

Geographic Area

Following are our net sales by geographic area, based on location of customer (in thousands):

	Three Months Ended		Six Months Ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Net sales:
United States	$204,703	$175,240	$384,495	$347,744
Germany	24,291	18,249	47,491	39,321
Other Europe, Middle East and Africa	34,648	25,796	62,337	51,602
Asia Pacific	3,603	6,914	9,288	13,147
Other	10,541	16,328	23,886	30,789
	$277,786	$242,527	$527,497	$482,603

21.          SEGMENT AND GEOGRAPHIC INFORMATION

We provide a broad array of orthopedic rehabilitation and regeneration products, as well as surgical implants to customers in the United States and abroad. In the second quarter of 2010, we changed how we report our segment financial information to senior management. Prior to the second quarter of 2010, our Recovery Sciences and Bracing and Supports Segments were reported together as the Domestic Rehabilitation Segment. During the second quarter, as a result of our recent sales and marketing leadership reorganization, these businesses are now separately evaluated and managed. Segment information for all periods presented has been restated to reflect this change. We currently develop, manufacture and distribute our products through the following four operating segments:

Recovery Sciences Segment

Our Recovery Sciences Segment, which generates its revenues in the United States, is divided into four main businesses:

·                  Empi.  Our Empi business unit offers our home electrotherapy, iontophoresis, and home traction products. We primarily sell these products directly to patients or to physical therapy clinics. For products sold to patients, we arrange billing to the patients and their third party payors.

·                  Regeneration.  Our Regeneration business unit primarily sells our bone growth stimulation products. We sell these products either directly to patients or to independent distributors. For products sold to patients, we arrange billing to the patients and their third party payors.

·                  Chattanooga.  Our Chattanooga business unit offers products in the clinical rehabilitation market in the categories of clinical electrotherapy devices, clinical traction devices, and other clinical products and supplies such as treatment tables, continuous passive motion (CPM) devices and dry heat therapy.

·                  Athlete Direct.  Our Athlete Direct business unit offers consumers ranging from fitness enthusiasts to competitive athletes our Compex electrostimulation device, which is used in athletic training programs to aid muscle development and to accelerate muscle recovery after training sessions.

Bracing and Supports Segment

Our Bracing and Supports Segment, which generates its revenues in the United States, offers our DonJoy, ProCare and Aircast products, including rigid knee bracing, orthopedic soft goods, cold therapy products, and vascular systems. This segment also includes our OfficeCare business, through which we maintain an inventory of soft goods and other products at healthcare facilities, primarily orthopedic practices, for immediate distribution to patients.

International Segment

Our International Segment, which generates most of its revenues in Europe, sells all of our products and certain third party products through a combination of direct sales representatives and independent distributors.

Surgical Implant Segment

Our Surgical Implant Segment develops, manufactures and markets a wide variety of knee, hip and shoulder implant products that serve the orthopedic reconstructive joint implant market in the United States.

We sell our Recovery Sciences, Bracing and Supports, and International Segment products through a variety of distribution channels. We sell our home therapy products to wholesale customers and directly to patients. We recognize wholesale revenue when we ship our products to our wholesale customers. We recognize home therapy retail revenue, both rental and purchase, when our product has been dispensed to the patient and the patient’s insurance has been verified. We recognize revenue for product shipped directly to the patient at the time of shipment. For retail products that are sold from our inventories consigned at clinic locations, we recognize revenue when we receive notice that the device has been prescribed and dispensed to the patient and the insurance has been verified or preauthorization from the insurance company has been obtained, when required.

We sell our DonJoy products through a network of independent sales representatives. We record revenues from sales made by sales representatives, who are paid commissions, when the product is shipped to the customer. For certain of our other products, we sell directly to the patient and bill a third party payor, if applicable, on behalf of the patient.

We sell our ProCare, Aircast and clinical rehabilitation products to distributors. We record revenue at the time product is shipped to the distributor. Distributors take title to the products, assume credit and product obsolescence risks, must pay within specified periods regardless of when they sell or use the products and have no price protection except for distributors who participate in our rebate program.

We sell our products to customers outside the United States through wholly owned subsidiaries or independent distributors. We record revenue from sales to distributors at the time product is shipped to the distributor. Our international distributors take title to the products, assume credit and product obsolescence risks, must pay within specified periods regardless of when they sell the products and have no price protection. We record revenue from sales made by our wholly owned subsidiaries at the time product is shipped to the customer.

We sell our Surgical Implant Segment products through a network of independent sales representatives. We record revenues from sales made by sales representatives, who are paid commissions at the time the product is used in a surgical procedure (implanted in a patient) and a purchase order is received from the hospital. We include amounts billed to customers for freight in revenue.

Information regarding our reportable business segments is presented in the table below (in thousands). The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined. Moreover, we do not allocate assets to reportable segments because a significant portion of assets are shared by the segments.

	Year Ended December 31,
	2010	2009	2008
Net sales:
Recovery Sciences Segment	$347,139	$342,026	$338,592
Bracing and Supports Segment	311,620	298,759	295,967
International Segment	244,493	241,464	252,313
Surgical Implant Segment	62,721	63,877	61,597
Consolidated net sales	$965,973	$946,126	$948,469

Gross profit:
Recovery Sciences Segment	$265,196	$257,466	$248,719
Bracing and Supports Segment	170,786	168,009	155,021
International Segment	143,562	137,142	151,901
Surgical Implant Segment	46,031	49,799	50,469
Expenses not allocated to segments and eliminations	(4,872)	(5,009)	(7,818)
Consolidated gross profit	$620,703	$607,407	$598,292

Operating income:
Recovery Sciences Segment	$117,656	$107,157	$84,780
Bracing and Supports Segment	68,058	70,805	53,776
International Segment	7,121	12,955	12,815
Surgical Implant Segment	56,356	49,051	55,295
Expenses not allocated to segments and eliminations	(161,311)	(161,111)	(173,325)
Consolidated operating income	$87,880	$78,857	$33,341

(1)         Segment results exclude the impact of amortization and impairment of intangible assets, impairment of assets held for sale, certain general corporate expenses, and charges related to various integration activities, as defined by management.

Geographic Area

Following are our net sales by geographic area (in thousands):

	Year Ended December 31,
	2010	2009	2008

United States	$718,601	$704,954	$696,156
Germany	74,441	74,185	65,228
Other Europe, Middle East, and Africa	98,502	110,140	143,018
Asia Pacific	20,426	15,541	12,595
Other	54,003	41,306	31,472
	$965,973	$946,126	$948,469

Net sales are attributed to countries based on location of customer. For the years ended December 31, 2010, 2009 and 2008, no individual customer or distributor accounted for 10% or more of total annual net sales.

Following are our long-lived assets by geographic area (in thousands):

	December 31, 2010	December 31, 2009
United States	$2,260,573	$2,367,143
International	160,982	141,160
	$2,421,555	$2,508,303

SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

16.  SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

DJOFL and its direct wholly owned subsidiary, DJO Finco, issued  $575.0 million and  $100.0 million of 10.875% Notes in November 2007 and January 2010, respectively,  $300.0 million of 9.75% Notes in October 2010 and  $300.0 million of 7.75% Notes in April 2011.

DJO Finco was formed solely to act as a co-issuer of the notes, has only nominal assets and does not conduct any operations. The Indentures generally prohibit DJO Finco from holding any assets, becoming liable for any obligations or engaging in any business activity. The 10.875% Notes and 7.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior basis by all of DJOFL’s domestic subsidiaries (other than the co-issuer) that are 100% owned, directly or indirectly, by DJOFL (the Guarantors). The 9.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior subordinated basis by the Guarantors. Our foreign subsidiaries (the Non-Guarantors) do not guarantee the notes. The Guarantors also unconditionally guarantee the Senior Secured Credit Facility.

The following tables present the financial position, results of operations and cash flows of DJOFL, the Guarantors, the Non-Guarantors and certain eliminations for the periods presented.

DJO Finance LLC

Unaudited Condensed Consolidating Balance Sheets

As of July 2, 2011

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$13,385	$2,932	$24,654	$—	$40,971
Accounts receivable, net	—	128,949	40,570	—	169,519
Inventories, net	—	114,582	24,110	2,627	141,319
Deferred tax assets, net	—	43,554	440	—	43,994
Prepaid expenses and other current assets	73	18,961	3,448	2,622	25,104
Total current assets	13,458	308,978	93,222	5,249	420,907
Property and equipment, net	—	90,157	14,368	(5,338)	99,187
Goodwill	—	1,274,193	119,193	(32,294)	1,361,092
Intangible assets, net	—	1,163,347	36,984	—	1,200,331
Investment in subsidiaries	1,297,699	1,695,817	88,135	(3,081,651)	—
Intercompany receivables	1,314,271	—	—	(1,314,271)	—
Other non-current assets	37,818	3,245	1,738	—	42,801
Total assets	$2,663,246	$4,535,737	$353,640	$(4,428,305)	$3,124,318

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$51,628	$10,225	$—	$61,853
Current portion of debt and capital lease obligations	8,782	40	—	—	8,822
Other current liabilities	25,012	59,250	28,532	2,565	115,359
Total current liabilities	33,794	110,918	38,757	2,565	186,034
Long-term debt and capital lease obligations	2,158,182	20	—	—	2,158,202
Deferred tax liabilities, net	—	277,732	12,066	(335)	289,463
Intercompany payables, net	—	1,091,963	136,547	(1,228,510)	—
Other long-term liabilities	—	15,905	607	—	16,512
Total liabilities	2,191,976	1,496,538	187,977	(1,226,280)	2,650,211
Noncontrolling interests	—	—	2,837	—	2,837
Total membership equity	471,270	3,039,199	162,826	(3,202,025)	471,270
Total liabilities and equity	$2,663,246	$4,535,737	$353,640	$(4,428,305)	$3,124,318

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended July 2, 2011

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated

Net sales	$—	$229,790	$68,355	$(20,359)	$277,786
Cost of sales (exclusive of amortization of intangible assets of $9,785)	—	97,948	44,824	(31,682)	111,090
Gross profit	—	131,842	23,531	11,323	166,696

Operating expenses:
Selling, general and administrative	—	104,042	24,801	—	128,843
Research and development	—	5,050	1,051	—	6,101
Amortization of intangible assets	—	23,384	1,125	—	24,509
	—	132,476	26,977	—	159,453
Operating (loss) income	—	(634)	(3,446)	11,323	7,243

Other income (expense):
Interest expense	(42,386)	(3)	(40)	—	(42,429)
Interest income	3	17	33	—	53
Other income, net	—	874	807	—	1,681
Intercompany income (expense)	4,086	(3,033)	(342)	(711)	—
Equity in income of subsidiaries, net	19,042	—	—	(19,042)	—
	(19,255)	(2,145)	458	(19,753)	(40,695)
Loss before income taxes	(19,255)	(2,779)	(2,988)	(8,430)	(33,452)
Income tax benefit (provision)	—	16,963	(2,952)	481	14,492
Net (loss) income	(19,255)	14,184	(5,940)	(7,949)	(18,960)
Net income attributable to noncontrolling interests	—	—	(295)	—	(295)
Net (loss) income attributable to DJOFL	$(19,255)	$14,184	$(6,235)	$(7,949)	$(19,255)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Six Months Ended July 2, 2011

(in thousands)

	DJOFL	Guarantors	Non - Guarantors	Eliminations	Consolidated

Net sales	$—	$432,879	$134,183	$(39,565)	$527,497
Cost of sales (exclusive of amortization of intangible assets of $19,143)	—	174,123	86,401	(56,278)	204,246
Gross profit	—	258,756	47,782	16,713	323,251

Operating expenses:
Selling, general and administrative	—	198,262	47,645	—	245,907
Research and development	—	10,950	2,294	—	13,244
Amortization of intangible assets	—	42,801	2,137	—	44,938
	—	252,013	52,076	—	304,089
Operating income (loss)	—	6,743	(4,294)	16,713	19,162

Other income (expense):
Interest expense	(83,417)	(10)	(129)	—	(83,556)
Interest income	7	94	62	—	163
Loss on modification of debt	(2,065)	—	—	—	(2,065)
Other income, net	—	2,216	2,237	—	4,453
Intercompany income (expense)	10,625	(8,798)	(1,679)	(148)	—
Equity in income of subsidiaries, net	34,356	—	—	(34,356)	—
	(40,494)	(6,498)	491	(34,504)	(81,005)
(Loss) income before income taxes	(40,494)	245	(3,803)	(17,791)	(61,843)
Income tax benefit (provision)	—	25,253	(3,775)	481	21,959
Net (loss) income	(40,494)	25,498	(7,578)	(17,310)	(39,884)
Net income attributable to noncontrolling interests	—	—	(610)	—	(610)
Net (loss) income attributable to DJOFL	$(40,494)	$25,498	$(8,188)	$(17,310)	$(40,494)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Six Months Ended July 2, 2011

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net (loss) income	$(40,494)	$25,498	$(7,578)	$(17,310)	$(39,884)

Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	11,204	2,682	(154)	13,732
Amortization of intangible assets	—	42,801	2,137	—	44,938
Amortization of debt issuance costs and non-cash interest expense	4,086	—	—	—	4,086
Stock-based compensation expense	—	1,331	—	—	1,331
Loss on disposal of assets, net	—	153	225	—	378
Deferred income tax benefit	(1,235)	(24,796)	(394)	(481)	(26,906)
Provision for doubtful accounts and sales returns	—	12,961	271	—	13,232
Inventory reserves	—	2,959	729	—	3,688
Equity in income of subsidiaries, net	(34,356)	—	—	34,356	—

Changes in operating assets and liabilities:
Accounts receivable	—	(16,210)	(4,642)	—	(20,852)
Inventories	—	(9,418)	5,359	(6,316)	(10,375)
Prepaid expenses and other assets	88	2,616	(978)	20	1,746
Accounts payable and other current liabilities	5,929	10,798	5,352	426	22,505
Net cash (used in) provided by operating activities	(65,982)	59,897	3,163	10,541	7,619

Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	—	(317,669)	—	—	(317,669)
Purchases of property and equipment	—	(17,546)	(3,085)	(61)	(20,692)
Other investing activities, net	—	211	4	—	215
Net cash used in investing activities	—	(335,004)	(3,081)	(61)	(338,146)

Cash Flows From Financing Activities:
Intercompany	(271,375)	279,439	2,416	(10,480)	—
Proceeds from issuance of debt	400,000	—	—	—	400,000
Repayments of debt and capital lease obligations	(58,391)	(21)	(1)	—	(58,413)
Payment of debt issuance costs	(7,468)	—	—	—	(7,468)
Repurchase of vested options	—	(2,000)	—	—	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	—		(682)	—	(682)
Net cash provided by financing activities	62,766	277,418	1,733	(10,480)	331,437
Effect of exchange rate changes on cash and cash equivalents	—	—	1,929	—	1,929
Net (decrease) increase in cash and cash equivalents	(3,216)	2,311	3,744	—	2,839
Cash and cash equivalents at beginning of period	16,601	621	20,910	—	38,132
Cash and cash equivalents at end of period	$13,385	$2,932	$24,654	$—	$40,971

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Three Months Ended July 3, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$205,053	$32,765	$4,709	$242,527
Cost of sales (exclusive of amortization of intangible assets of $9,062 included below)	—	74,732	7,280	2,553	84,565
Gross profit	—	130,321	25,485	2,156	157,962
Operating expenses:
Selling, general and administrative	—	97,199	19,663	—	116,862
Research and development	—	4,542	918	—	5,460
Amortization of intangible assets	—	18,716	955	—	19,671
	—	120,457	21,536	—	141,993
Operating income	—	9,864	3,949	2,156	15,969
Other income (expense):
Interest expense	(37,124)	(4)	(60)	—	(37,188)
Interest income	1	53	6	—	60
Other income (expense), net	—	(998)	(1,742)	(97)	(2,837)
Intercompany income (expense), net	36,087	(2,862)	(1,130)	(32,095)	—
Equity in income of subsidiaries, net	1,279	—	—	(1,279)	—
	243	(3,811)	(2,926)	(33,471)	(39,965)
Income (loss) before income taxes	243	6,053	1,023	(31,315)	(23,996)
Income tax benefit (provision)	—	25,863	(1,303)	—	24,560
Net income (loss)	243	31,916	(280)	(31,315)	564
Net income attributable to noncontrolling interests	—	—	(321)	—	(321)
Net income (loss) attributable to DJO Finance LLC	$243	$31,916	$(601)	$(31,315)	$243

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Operations

For the Six Months Ended July 3, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$415,864	$103,114	$(36,375)	$482,603
Cost of sales (exclusive of amortization of intangible assets of $17,981 included below)	—	158,296	50,968	(37,345)	171,919
Gross profit	—	257,568	52,146	970	310,684
Operating expenses:
Selling, general and administrative	—	187,294	40,094	—	227,388
Research and development	—	9,274	1,757	—	11,031
Amortization of intangible assets	—	36,793	1,932	—	38,725
		233,361	43,783	—	277,144
Operating income	—	24,207	8,363	970	33,540
Other income (expense):
Interest expense	(77,466)	(43)	(118)	—	(77,627)
Interest income	3	100	37	—	140
Loss on modification of debt	(1,096)	—	—	—	(1,096)
Other income (expense), net	—	87	(2,473)	(135)	(2,521)
Intercompany income (expense), net	61,793	(39,447)	(1,886)	(20,460)	—
Equity in loss of subsidiaries, net	(16,649)	—	—	16,649	—
	(33,415)	(39,303)	(4,440)	(3,946)	(81,104)
(Loss) income before income taxes	(33,415)	(15,096)	3,923	(2,976)	(47,564)
Income tax provision (benefit)	—	(17,079)	2,287	—	14,792
Net (loss) income	(33,415)	1,983	1,636	(2,976)	(32,772)
Net income attributable to noncontrolling interests	—	—	(643)	—	(643)
Net (loss) income attributable to DJO Finance LLC	$(33,415)	$1,983	$993	$(2,976)	$(33,415)

DJO Finance LLC

Unaudited Condensed Consolidating Statements of Cash Flows

For the Six Months Ended July 3, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net (loss) income	$(33,415)	$1,983	$1,636	$(2,976)	$(32,772)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	10,811	2,358	(64)	13,105
Amortization of intangible assets	—	36,793	1,932	—	38,725
Amortization of debt issuance costs and non-cash interest expense	7,193	—	—	—	7,193
Stock-based compensation expense	—	865	—	—	865
Loss on disposal of assets, net	—	1,856	129	(178)	1,807
Deferred income tax benefit	—	(17,409)	(138)	—	(17,547)
Equity in loss of subsidiaries, net	16,649	—	—	(16,649)	—
Provision for doubtful accounts and sales returns	—	17,054	334	—	17,388
Inventory reserves	—	2,472	368	—	2,840
Changes in operating assets and liabilities:
Accounts receivable	—	(18,733)	(608)	—	(19,341)
Inventories	—	(3,993)	(2,392)	(2,234)	(8,619)
Prepaid expenses and other assets	92	11,954	(23,987)	—	(11,941)
Accounts payable and other current liabilities	1,632	18,345	(1,527)	—	18,450
Net cash provided by (used in) operating activities	(7,849)	61,998	(21,895)	(22,101)	10,153
INVESTING ACTIVITIES:
Cash paid in connection with acquisitions, net of cash acquired	—	(810)	—	—	(810)
Purchases of property and equipment	—	(12,904)	(3,096)	1,505	(14,495)
Other investing activities, net	—	69	(567)	—	(498)
Net cash used in investing activities	—	(13,645)	(3,663)	1,505	(15,803)
FINANCING ACTIVITIES:
Intercompany	11,468	(53,136)	21,072	20,596	—
Proceeds from issuance of debt	118,000	—	130	—	118,130
Repayments of debt and capital lease obligations	(121,298)	(525)	(12)	—	(121,835)
Payment of debt issuance costs	(3,348)	—	—	—	(3,348)
Investment by parent	—	988	—	—	988
Dividend paid by subsidiary to noncontrolling interests	—	—	(529)	—	(529)
Net cash provided by (used in) financing activities	4,822	(52,673)	20,661	20,596	(6,594)
Effect of exchange rate changes on cash and cash equivalents	—	—	1,717	—	1,717
Net decrease in cash and cash equivalents	(3,027)	(4,320)	(3,180)	—	(10,527)
Cash and cash equivalents at beginning of period	6,999	17,389	20,223	—	44,611
Cash and cash equivalents at end of period	$3,972	$13,069	$17,043	$—	$34,084

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$16,601	$621	$20,910	$—	$38,132
Accounts receivable, net	—	112,250	33,273	—	145,523
Inventories, net	—	84,569	29,611	(11,080)	103,100
Deferred tax assets, net	—	47,805	402	(146)	48,061
Prepaid expenses and other current assets	162	18,199	2,418	2,640	23,419
Total current assets	16,763	263,444	86,614	(8,586)	358,235
Property and equipment, net	—	77,216	13,357	(5,553)	85,020
Goodwill	—	1,108,703	109,693	(29,509)	1,188,887
Intangible assets, net	—	1,074,388	36,453	—	1,110,841
Investment in subsidiaries	1,296,776	1,663,969	127,148	(3,087,893)	—
Intercompany receivables	1,003,751	—	—	(1,003,751)	—
Other assets	34,115	1,177	1,479	36	36,807
Total assets	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$40,893	$8,054	$—	$48,947
Current portion of debt and capital lease obligations	8,782	39	—	—	8,821
Other current liabilities	22,234	52,150	20,263	2,640	97,287
Total current liabilities	31,016	93,082	28,317	2,640	155,055
Long-term debt and capital leases obligations	1,816,250	41	—	—	1,816,291
Deferred tax liabilities, net	—	277,135	11,657	1,121	289,913
Intercompany payables, net	—	825,647	178,104	(1,003,751)	—
Other long-term liabilities	—	10,160	1,552	—	11,712
Total liabilities	1,847,266	1,206,065	219,630	(999,990)	2,272,971
Noncontrolling interests	—	—	2,680	—	2,680
Total membership equity	504,139	2,982,832	152,434	(3,135,266)	504,139
Total liabilities and equity	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

23.          SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

DJOFL and its direct wholly owned subsidiary, DJO Finco, issued the 10.875% Notes with an aggregate principal amount of  $575.0 million and  $100.0 million on November 20, 2007 and January 20, 2010, respectively. On October, 2010, DJOFL and DJO Finco issued  $300.0 million aggregate principal amount of 9.75% Notes, and used a portion of the proceeds to repurchase  $200.0 million aggregate principal amount of 11.75% Notes, which were issued on November 3, 2006. DJO Finco was formed solely to act as a co-issuer of the notes, has only nominal assets and does not conduct any operations. The Indentures generally prohibit DJO Finco from holding any assets, becoming liable for any obligations, or engaging in any business activity. The 10.875% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior basis by all of DJOFL’s domestic subsidiaries (other than the co-issuer) that are 100% owned, directly or indirectly, by DJOFL (the Guarantors). The 9.75% Notes are jointly and severally, fully and unconditionally guaranteed, on an unsecured senior subordinated basis by the Guarantors. Our foreign subsidiaries (the Non-Guarantors) do not guarantee our notes. The Guarantors also unconditionally guarantee the Senior Secured Credit Facility.

The following tables present the financial position, results of operations and cash flows of DJOFL, the Guarantors, the Non-Guarantors and certain eliminations as of December 31, 2010 and 2009 and for the years ended December 31, 2010, 2009 and 2008.

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$16,601	$621	$20,910	$—	$38,132
Accounts receivable, net	—	112,250	33,273	—	145,523
Inventories, net	—	84,569	29,611	(11,080)	103,100
Deferred tax assets, net	—	47,805	402	(146)	48,061
Prepaid expenses and other current assets	162	18,199	2,418	2,640	23,419
Total current assets	16,763	263,444	86,614	(8,586)	358,235
Property and equipment, net	—	77,216	13,357	(5,553)	85,020
Goodwill	—	1,108,703	109,693	(29,509)	1,188,887
Intangible assets, net	—	1,074,388	36,453	—	1,110,841
Investment in subsidiaries	1,296,776	1,663,969	127,148	(3,087,893)	—
Intercompany receivables	1,003,751	—	—	(1,003,751)	—
Other assets	34,115	1,177	1,479	36	36,807
Total assets	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$40,893	$8,054	$—	$48,947
Current portion of debt and capital lease obligations	8,782	39	—	—	8,821
Other current liabilities	22,234	52,150	20,263	2,640	97,287
Total current liabilities	31,016	93,082	28,317	2,640	155,055
Long-term debt and capital leases obligations	1,816,250	41	—	—	1,816,291
Deferred tax liabilities, net	—	277,135	11,657	1,121	289,913
Intercompany payables, net	—	825,647	178,104	(1,003,751)	—
Other long-term liabilities	—	10,160	1,552	—	11,712
Total liabilities	1,847,266	1,206,065	219,630	(999,990)	2,272,971
Noncontrolling interests	—	—	2,680	—	2,680
Total membership equity	504,139	2,982,832	152,434	(3,135,266)	504,139
Total liabilities and equity	$2,351,405	$4,188,897	$374,744	$(4,135,256)	$2,779,790

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$830,186	$276,295	$(140,508)	$965,973
Cost of sales (exclusive of amortization of intangible assets of $36,343)	—	304,206	177,592	(136,528)	345,270
Gross profit	—	525,980	98,703	(3,980)	620,703
Operating expenses:
Selling, general and administrative	—	352,707	79,554	—	432,261
Research and development	—	18,062	3,830	—	21,892
Amortization intangible assets	—	73,560	3,963	—	77,523
Impairment of assets held for sale	—	1,147	—	—	1,147
	—	445,476	87,347	—	532,823
Operating income	—	80,504	11,356	(3,980)	87,880

Other income (expense):
Interest expense	(154,823)	(42,113)	(3,795)	45,550	(155,181)
Interest income	33,264	11,871	725	(45,550)	310
Loss on modification and extinguishment of debt	(19,798)	—	—	—	(19,798)
Other income (expense), net	88,825	(2,031)	3,467	(89,402)	859
	(52,532)	(32,273)	397	(89,402)	(173,810)
Income (loss) before income taxes	(52,532)	48,231	11,753	(93,382)	(85,930)
Income tax benefit (expense)	—	39,791	(5,536)	—	34,255
Net income (loss)	(52,532)	88,022	6,217	(93,382)	(51,675)
Net income attributable to noncontrolling interests	—	—	(857)	—	(857)
Net income (loss) attributable to DJOFL	$(52,532)	$88,022	$5,360	$(93,382)	$(52,532)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net income (loss)	$(52,532)	$88,022	$6,217	$(93,382)	$(51,675)

Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	21,403	4,713	(120)	25,996
Amortization of intangible assets	—	73,560	3,963	—	77,523
Amortization of debt issuance costs and non-cash interest expense	13,272	—	—	—	13,272
Stock-based compensation expense	—	1,888	—	—	1,888
Loss on disposal of assets, net	—	771	551	(402)	920
Deferred income tax (benefit) expense	—	(85,634)	45,947	—	(39,687)
Non-cash (income) loss from subsidiaries	(84,964)	499,074	390	(414,500)	—
Provision for doubtful accounts and sales returns	—	31,918	1,159	—	33,077
Inventory reserves	—	5,890	706	—	6,596
Impairment of assets held for sale	—	1,147	—	—	1,147
Loss on modification and extinguishment of debt	19,798	—	—	—	19,798
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(31,619)	(1,486)	—	(33,105)
Inventories	—	(4,081)	(7,449)	(2,378)	(13,908)
Prepaid expenses and other assets	—	25,457	(30,294)	—	(4,837)
Accounts payable and other current liabilities	(12,653)	101	1,141	—	(11,411)
Net cash provided by (used in) operating activities	(117,079)	627,897	25,558	(510,782)	25,594

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(26,111)	(4,233)	3,097	(27,247)
Cash paid in connection with acquisitions, net of cash acquired	—	(2,045)	—	—	(2,045)
Other investing activities, net	—	1,180	(2,083)	—	(903)
Net cash used in investing activities	—	(26,976)	(6,316)	3,097	(30,195)

Cash Flows From Financing Activities:
Intercompany	123,854	(601,900)	(29,639)	507,685	—
Proceeds from issuance of debt	447,000	—	130	—	447,130
Repayments of debt and capital lease obligations	(433,891)	(17,278)	13,802	—	(437,367)
Payment of debt issuance costs	(10,282)	—	—	—	(10,282)
Investment by parent	—	1,489	—	—	1,489
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(557)	—	(557)
Net cash provided by (used in) financing activities	126,681	(617,689)	(16,264)	507,685	413
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,291)	—	(2,291)
Net increase (decrease) in cash and cash equivalents	9,602	(16,768)	687	—	(6,479)
Cash and cash equivalents, beginning of year	6,999	17,389	20,223	—	44,611
Cash and cash equivalents, end of year	$16,601	$621	$20,910	$—	$38,132

DJO Finance LLC

Condensed Consolidating Balance Sheets

As of December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$6,999	$17,389	$20,223	$—	$44,611
Accounts receivable, net	—	113,258	32,954	—	146,212
Inventories, net	—	80,491	23,705	(8,316)	95,880
Deferred tax assets, net	—	40,474	993	(1,019)	40,448
Prepaid expenses and other current assets	162	11,368	3,195	—	14,725
Total current assets	7,161	262,980	81,070	(9,335)	341,876
Property and equipment, net	—	76,883	12,811	(2,980)	86,714
Goodwill	—	1,108,703	82,794	—	1,191,497
Intangible assets, net	—	1,147,504	40,173	—	1,187,677
Investment in subsidiaries	1,275,652	2,362,165	71,566	(3,709,383)	—
Intercompany receivables	1,065,693	—	—	(1,065,693)	—
Other assets	38,946	(1,913)	5,382	—	42,415
Total assets	$2,387,452	$4,956,322	$293,796	$(4,787,391)	$2,850,179

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$34,750	$7,393	$1	$42,144
Current portion of debt and capital lease obligations	12,568	140	3,218	—	15,926
Other current liabilities	22,165	60,992	18,419	—	101,576
Total current liabilities	34,733	95,882	29,030	1	159,646
Long-term debt and capital lease obligations	1,796,859	83	2	—	1,796,944
Deferred tax liabilities, net	—	302,870	15,272	2,989	321,131
Intercompany payables, net	—	960,790	104,903	(1,065,693)	—
Other long-term liabilities	—	11,162	2,927	—	14,089
Total liabilities	1,831,592	1,370,787	152,134	(1,062,703)	2,291,810
Noncontrolling interests	—	—	2,509	—	2,509
Total membership equity	555,860	3,585,535	139,153	(3,724,688)	555,860
Total liabilities and equity	$2,387,452	$4,956,322	$293,796	$(4,787,391)	$2,850,179

DJO Finance LLC

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$804,912	$268,644	$(127,430)	$946,126
Cost of sales (exclusive of amortization of intangible assets of $37,884)	—	290,097	175,464	(126,842)	338,719
Gross profit	—	514,815	93,180	(588)	607,407

Operating expenses:
Selling, general and administrative	—	343,574	76,201	983	420,758
Research and development	—	20,712	2,828	—	23,540
Amortization and impairment of intangible assets	—	81,431	2,821	—	84,252
	—	445,717	81,850	983	528,550
Operating income	—	69,098	11,330	(1,571)	78,857

Other income (expense):
Interest expense	(156,228)	(50,522)	(3,492)	53,210	(157,032)
Interest income	50,355	3,002	886	(53,210)	1,033
Other income, net	55,440	90,714	1,264	(141,345)	6,073
	(50,433)	43,194	(1,342)	(141,345)	(149,926)
Income (loss) from continuing operations before income taxes	(50,433)	112,292	9,988	(142,916)	(71,069)
Income tax benefit	—	23,555	1,876	(3,753)	21,678
Income (loss) from continuing operations	(50,433)	135,847	11,864	(146,669)	(49,391)
Loss from discontinued operations, net	—	(319)	—	—	(319)
Net income (loss)	(50,433)	135,528	11,864	(146,669)	(49,710)
Net income attributable to noncontrolling interests	—	—	(723)	—	(723)
Net income (loss) attributable to DJOFL	$(50,433)	$135,528	$11,141	$(146,669)	$(50,433)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2009

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net income (loss)	$(50,433)	$135,528	$11,864	$(146,669)	$(49,710)

Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	23,400	4,992	(496)	27,896
Amortization and impairment of intangible assets	—	81,431	2,821	—	84,252
Amortization of debt issuance costs and non-cash interest expense	12,679	—	—	—	12,679
Stock-based compensation expense	—	3,382	—	—	3,382
Loss on disposal of assets, net	—	455	651	(142)	964
Deferred income tax benefit	—	(26,474)	(3,228)	6,012	(23,690)
Non-cash loss from subsidiaries	(65,501)	(18,643)	(32,671)	116,815	—
Provision for doubtful accounts and sales returns	—	34,175	729	—	34,904
Inventory reserves	—	6,894	568	—	7,462
Gain on sales of product lines	—	(3,058)	—	—	(3,058)
Gain on disposal of discontinued operations	—	(496)	—	103	(393)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(17,962)	2,806	—	(15,156)
Inventories	—	(3,958)	(705)	2,795	(1,868)
Prepaid expenses and other assets	141	17,353	(13,718)	(338)	3,438
Accounts payable and other current liabilities	(2,962)	(6,143)	(4,456)	253	(13,308)
Net cash provided by (used in) operating activities	(106,076)	225,884	(30,347)	(21,667)	67,794

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(24,601)	(5,961)	1,690	(28,872)
Cash paid in connection with acquisitions, net of cash acquired	—	(2,580)	(10,506)	—	(13,086)
Proceeds received upon disposition of discontinued operations, net	—	21,846	—	—	21,846
Other investing activities, net	—	4,112	—	—	4,112
Net cash used in investing activities	—	(1,223)	(16,467)	1,690	(16,000)

Cash Flows From Financing Activities:
Intercompany	147,725	(221,581)	53,879	19,977	—
Proceeds from issuance of debt	68,000	12	248	—	68,260
Repayments of debt and capital lease obligations	(102,650)	(76)	(795)	—	(103,521)
Net cash provided by (used in) financing activities	113,075	(221,645)	53,332	19,977	(35,261)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,405)	—	(2,405)
Net increase in cash and cash equivalents	6,999	3,016	4,113	—	14,128
Cash and cash equivalents, beginning of year	—	14,373	16,110	—	30,483
Cash and cash equivalents, end of year	$6,999	$17,389	$20,223	$—	$44,611

DJO Finance LLC

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2008

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Net sales	$—	$789,960	$255,414	$(96,905)	$948,469
Cost of sales (exclusive of amortization of intangible assets of $38,017)	—	298,766	151,650	(100,239)	350,177
Gross profit	—	491,194	103,764	3,334	598,292
Operating expenses:
Selling, general and administrative	—	353,464	85,601	(6)	439,059
Research and development	—	23,965	2,973	—	26,938
Amortization and impairment of intangible assets	—	96,894	2,060	—	98,954
	—	474,323	90,634	(6)	564,951
Operating income	—	16,871	13,130	3,340	33,341

Other income (expense):
Interest expense	(172,286)	(45,193)	(4,091)	48,408	(173,162)
Interest income	45,032	4,230	808	(48,408)	1,662
Other income (expense), net	29,468	(6,395)	(2,810)	(29,468)	(9,205)
	(97,786)	(47,358)	(6,093)	(29,468)	(180,705)
Income (loss) from continuing operations before income taxes	(97,786)	(30,487)	7,037	(26,128)	(147,364)
Income tax benefit (expense)	—	52,143	(2,462)	—	49,681
Income (loss) from continuing operations	(97,786)	21,656	4,575	(26,128)	(97,683)
Income from discontinued operations, net of tax	—	946	—	—	946
Net income (loss)	(97,786)	22,602	4,575	(26,128)	(96,737)
Net income attributable to noncontrolling interests	—	—	(1,049)	—	(1,049)
Net income (loss) attributable to DJOFL	$(97,786)	$22,602	$3,526	$(26,128)	$(97,786)

DJO Finance LLC

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2008

(in thousands)

	DJOFL	Guarantors	Non- Guarantors	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net income (loss)	$(97,786)	$22,602	$4,575	$(26,128)	$(96,737)

Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	20,113	4,189	(705)	23,597
Amortization and impairment of intangible assets	—	96,894	2,060	—	98,954
Amortization of debt issuance costs and non-cash interest expense	13,177	—	—	—	13,177
Stock-based compensation expense	—	1,381	—	—	1,381
Loss on disposal of assets, net	—	2,610	602	(143)	3,069
Deferred income tax benefit	—	(41,927)	(230)	—	(42,157)
Non-cash income (loss) from subsidiaries	(29,468)	11,980	—	17,488	—
Provision for doubtful accounts and sales returns	—	25,421	856	—	26,277
Inventory reserves	—	7,922	715	—	8,637
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	—	(34,543)	(2,521)	—	(37,064)
Inventories	—	1,788	136	(3,533)	(1,609)
Prepaid expenses and other assets	(293)	(2,760)	3,125	(4)	68
Accounts payable and other current liabilities	770	(9,188)	(1,325)	89	(9,654)
Net cash provided by (used in) operating activities	(113,600)	102,293	12,182	(12,936)	(12,061)

Cash Flows From Investing Activities:
Purchases of property and equipment	—	(22,412)	(4,502)	1,009	(25,905)
Cash paid in connection with acquisitions, net of cash acquired	—	(3,234)	(1,861)	—	(5,095)
Other investing activities, net	—	1,698	(294)	—	1,404
Net cash used in investing activities	—	(23,948)	(6,657)	1,009	(29,596)

Cash Flows From Financing Activities:
Intercompany	99,731	(107,914)	(3,744)	11,927	—
Proceeds from issuance of debt and revolving line of credit	43,000	—	3,540	—	46,540
Repayments on debt and capital lease obligations	(29,650)	(752)	(6,892)	—	(37,294)
Dividend paid by subsidiary to owners of noncontrolling interests	—	—	(381)	—	(381)
Net cash provided by (used in) financing activities	113,081	(108,666)	(7,477)	11,927	8,865
Effect of exchange rate changes on cash and cash equivalents	—	—	(196)	—	(196)
Net decrease in cash and cash equivalents	(519)	(30,321)	(2,148)	—	(32,988)
Cash and cash equivalents at beginning of year	519	44,694	18,258	—	63,471
Cash and cash equivalents at end of year	$—	$14,373	$16,110	$—	$30,483

SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2010
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

DJO FINANCE LLC

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(in thousands)

	Allowance for Doubtful Accounts	Allowance for Sales Returns	Allowance for Sales Discounts and Other Allowances (1)
Balance as of December 31, 2007	$32,214	$203	$51,343
Provision	26,022	255	161,492
Write-offs, net of recoveries	(22,082)	(91)	(147,334)
Balance as of December 31, 2008	36,154	367	65,501
Provision	34,793	111	163,616
Write-offs, net of recoveries	(22,951)	(168)	(155,267)
Balance as of December 31, 2009	47,996	310	73,850
Provision	33,016	61	176,917
Write-offs, net of recoveries	(27,936)	(371)	(192,069)
Balance as of December 31, 2010	$53,076	$—	$58,698

(1)   Amounts are excluded from the provisions included in the consolidated statements of cash flows as the inclusion would not provide meaningful information.

Document and Entity Information	6 Months Ended
Jul. 02, 2011
Document and Entity Information
Entity Registrant Name	DJO Finance LLC
Entity Central Index Key	0001395317
Document Type	S-4
Document Period End Date	Jul 2, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer